UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-06114

Cavanal Hill Funds

(Exact name of registrant as specified in charter)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Address of principal executive offices)                                 (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:    1-800-762-7085

Date of fiscal year end:    8/31

Date of reporting period:    2/29/2020

Item 1. Reports to Stockholders.

Midyear Report

February 29, 2020

U.S. Treasury Fund

Government Securities Money Market Fund

Limited Duration Fund

Moderate Duration Fund

Bond Fund

Strategic Enhanced Yield Fund

Ultra Short Tax-Free Income Fund

Active Core Fund

Mid Cap Core Equity Fund

Opportunistic Fund

World Energy Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.cavanalhillfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling (800) 762-7085.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund you can call (800) 762-7085 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Table of Contents

Statements of Assets and Liabilities

2

Statements of Operations

6

Statements of Changes in Net Assets

10

Schedules of Portfolio Investments

16

Notes to Financial Statements

52

Financial Highlights

62

Additional Fund Information

84

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to the portfolio securities and information during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-800-762-7085 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

A complete schedule of each Fund’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the Securities and Exchange Commission on Form N-PORT and is available on the Securities and Exchange Commission’s website at http://www.sec.gov. In addition, the schedules may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus or summary prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus or summary prospectus. To obtain a prospectus or summary prospectus, please call 1-800-762-7085. Please read the prospectus carefully before investing.

Cavanal Hill Distributors, Inc., member FINRA, serves as the distributor for the Cavanal Hill Funds.

Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, BOKF, NA, any of its affiliates or the Distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. An investment in the Funds involves investment risk, including possible loss of principal.

This document may contain “forward-looking statements” within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Securities Exchange Act. Forward-looking statements give our current expectations of forecasts of future events. They include statements regarding our anticipated future operating and financial performance. Although we believe the expectations and statements reflected in these and other forward-looking statements are reasonable, we can give no assurance they will prove to have been correct. They can be affected by inaccurate assumptions, by inaccurate information from third parties, or by known or unknown risks and uncertainties.

Statements of Assets and Liabilities

February 29, 2020 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market
Assets:
Investments, at cost	$493,337,434	$1,057,849,585
Investments, at value	493,337,434	1,057,849,585
Repurchase agreements, at value/cost	590,000,000	755,000,000
Total Investments	1,083,337,434	1,812,849,585
Cash	—	29,884,258
Interest and dividends receivable	1,729,804	2,311,177
Receivable for capital shares reinvested	109,907	238,103
Receivable for investments matured	80,000,000	—
Prepaid expenses and other assets	52,672	106,261
Total Assets	1,165,229,817	1,845,389,384

Liabilities:
Cash overdraft	109,688	—
Distributions payable	1,104,328	1,786,075
Payable for capital shares redeemed	—	29,884,096
Accrued expenses and other payables:
Investment advisory fees	56,849	69,265
Administration fees	56,849	69,265
Distribution fees	251,696	59,430
Custodian fees	11,369	13,852
Trustee fees	8,885	12,822
Fund accounting and compliance fees	28,641	34,940
Transfer agent fees	15,222	21,126
Shareholder servicing fees	257,507	101,993
Other accrued liabilities	54,688	77,946
Total Liabilities	1,955,722	32,130,810
Net Assets	$1,163,274,095	$1,813,258,574

Composition of Net Assets:
Shares of beneficial interest, at par	$11,633	$18,140
Additional paid-in capital	1,163,259,247	1,813,236,995
Total distributable earnings/(loss)	3,215	3,439
Net Assets	$1,163,274,095	$1,813,258,574

Net Assets:
Administrative Shares	$991,474,964	$569,097,300
Service Shares	30,453,785	—
Institutional Shares	91,133,182	122,290,814
Select Shares	50,212,164	898,291,817
Premier Shares	—	223,578,643
Total	$1,163,274,095	$1,813,258,574

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Administrative Shares	991,406,469	569,433,372
Service Shares	30,468,627	—
Institutional Shares	91,184,003	122,371,151
Select Shares	50,212,012	898,605,281
Premier Shares	—	223,617,036
Total	1,163,271,111	1,814,026,840

Net Asset Value, offering price & redemption price per share:
Administrative Shares	$1.00	$1.00
Service Shares	$1.00	$—
Institutional Shares	$1.00	$1.00
Select Shares	$1.00	$1.00
Premier Shares	$—	$1.00

See notes to financial statements

Statements of Assets and Liabilities
February 29, 2020 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Assets:
Investments, at cost	$111,496,831	$25,253,005	$91,383,166	$11,624,534
Investments in affiliates, at cost	10,828,515	945,381	4,779,658	1,037,019
Total Investments, at cost	122,325,346	26,198,386	96,162,824	12,661,553
Investments, at value	112,779,534	25,838,110	96,904,258	12,080,922
Investments in affiliates, at value	10,828,515	945,381	4,779,658	1,037,019
Total Investments, at value	123,608,049	26,783,491	101,683,916	13,117,941
Cash	—	5	—	18,000
Interest and dividends receivable	467,921	161,790	505,698	42,124
Receivable for capital shares issued	6,478,722	2,845	138	23,530
Receivable for capital shares reinvested	76,873	28,855	42,729	12,190
Receivable for investments sold	559	3,120,000	2,394,000	—
Receivable from advisor	—	7,779	—	9,065
Prepaid expenses and other assets	28,833	24,404	27,402	21,854
Total Assets	130,660,957	30,129,169	104,653,883	13,244,704

Liabilities:
Distributions payable	218,950	49,850	184,940	23,745
Payable for investments purchased	—	292,560	1,013,881	1,118
Payable for capital shares redeemed	169,183	74,942	40,220	16,727
Accrued expenses and other payables:
Investment advisory fees	14,523	4,669	16,145	5,018
Administration fees	7,746	1,868	6,458	803
Distribution fees	940	890	317	520
Custodian fees	968	233	807	100
Trustee fees	781	136	578	51
Fund accounting and compliance fees	6,489	2,854	4,820	954
Transfer agent fees	13,852	6,557	8,787	5,983
Shareholder servicing fees	6,079	618	1,687	164
Other accrued liabilities	5,283	1,735	3,995	626
Total Liabilities	444,794	436,912	1,282,635	55,809
Net Assets	$130,216,163	$29,692,257	$103,371,248	$13,188,895

Composition of Net Assets:
Shares of beneficial interest, at par	$134	$28	$104	$13
Additional paid-in capital	135,214,862	34,430,495	102,249,675	12,722,520
Total distributable earnings/(loss)	(4,998,833)	(4,738,266)	1,121,469	466,362
Net Assets	$130,216,163	$29,692,257	$103,371,248	$13,188,895

Net Assets:
Investor Shares	$3,677,918	$4,128,496	$1,396,874	$2,191,474
Institutional Shares	125,563,368	25,198,527	101,918,700	10,450,766
A Shares	974,877	365,234	55,674	546,655
Total	$130,216,163	$29,692,257	$103,371,248	$13,188,895

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	377,767	383,404	139,746	205,637
Institutional Shares	12,907,595	2,339,490	10,223,478	993,877
A Shares	100,108	33,907	5,571	52,002
Total	13,385,470	2,756,801	10,368,795	1,251,516

Net Asset Value, offering price & redemption price per share:
Investor Shares	$9.74	$10.77	$10.00	$10.66
Institutional Shares	$9.73	$10.77	$9.97	$10.52
A Shares	$9.74	$10.77	$9.99	$10.51
Maximum Sales Charge:
A Shares	2.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$9.94	$10.99	$10.19	$10.72

See notes to financial statements

Statements of Assets and Liabilities
February 29, 2020 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund	Opportunistic Fund
Assets:
Investments, at cost	$28,328,728	$36,085,909	$871,493	$30,238,710
Investments in affiliates, at cost	96,421	1,935,925	43,654	4,223,120
Total Investments, at cost	28,425,149	38,021,834	915,147	34,461,830
Investments, at value	28,357,973	44,501,079	908,421	29,719,398
Investments in affiliates, at value	96,421	1,776,510	43,654	4,223,120
Total Investments, at value	28,454,394	46,277,589	952,075	33,942,518
Cash	—	438	90	—
Interest and dividends receivable	170,743	144,027	867	108,558
Receivable for capital shares issued	—	6,444	66	174
Receivable for capital shares reinvested	3,580	—	—	—
Receivable for investments sold	—	495,500	—	720,000
Receivable from advisor	7,589	—	10,504	14,642
Prepaid expenses and other assets	22,072	30,802	27,618	24,892
Total Assets	28,658,378	46,954,800	991,220	34,810,784

Liabilities:
Distributions payable	20,421	—	—	—
Payable for investments purchased	1,501,852	298,492	—	2,430,209
Payable for capital shares redeemed	25,378	501,718	21,672	116,082
Accrued expenses and other payables:
Investment advisory fees	3,214	13,586	476	24,282
Administration fees	1,714	3,105	69	2,285
Distribution fees	60	1,109	53	1,206
Custodian fees	214	388	9	286
Trustee fees	119	160	5	107
Fund accounting and compliance fees	1,183	2,681	250	723
Transfer agent fees	5,418	5,937	7,561	7,878
Shareholder servicing fees	119	98	17	262
Other accrued liabilities	758	976	27	1,170
Total Liabilities	1,560,450	828,250	30,139	2,584,490
Net Assets	$27,097,928	$46,126,550	$961,081	$32,226,294

Composition of Net Assets:
Shares of beneficial interest, at par	$27	$36	$1	$26
Additional paid-in capital	27,065,063	37,442,646	864,133	35,676,842
Total distributable earnings/(loss)	32,838	8,683,868	96,947	(3,450,574)
Net Assets	$27,097,928	$46,126,550	$961,081	$32,226,294

Net Assets:
Investor Shares	$323,048	$4,518,171	$109,554	$1,462,670
Institutional Shares	26,758,371	40,966,870	742,035	28,893,518
A Shares	16,509	595,934	109,481	1,591,477
C Shares	—	45,575	11	278,629
Total	$27,097,928	$46,126,550	$961,081	$32,226,294

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	32,293	348,941	10,630	117,113
Institutional Shares	2,672,058	3,153,239	71,949	2,286,980
A Shares	1,649	46,131	10,563	126,981
C Shares	—	3,537	1	22,890
Total	2,706,000	3,551,848	93,143	2,553,964

Net Asset Value, offering price & redemption price per share(a):
Investor Shares	$10.00	$12.95	$10.31	$12.49
Institutional Shares	$10.01	$12.99	$10.31	$12.63
A Shares	$10.01	$12.92	$10.36	$12.53
C Shares	$—	$12.88	$10.12	$12.17
Maximum Sales Charge:
A Shares	1.00%	2.00%	2.00%	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$10.11	$13.18	$10.57	$12.79

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See notes to financial statements

Statements of Assets and Liabilities
February 29, 2020 (Unaudited)	Concluded

World Energy Fund
Assets:
Investments, at cost	$14,858,942
Investments in affiliates, at cost	578,808
Total Investments, at cost	15,437,750
Investments, at value	14,183,542
Investments in affiliates, at value	578,808
Total Investments, at value	14,762,350
Interest and dividends receivable	84,552
Receivable for capital shares issued	1,673
Receivable for investments sold	509,769
Receivable from advisor	12,942
Prepaid expenses and other assets	30,858
Total Assets	15,402,144

Liabilities:
Payable for investments purchased	484,466
Payable for capital shares redeemed	38,119
Accrued expenses and other payables:
Investment advisory fees	8,041
Administration fees	1,072
Distribution fees	3,551
Custodian fees	134
Trustee fees	55
Fund accounting and compliance fees	392
Transfer agent fees	7,037
Shareholder servicing fees	480
Other accrued liabilities	566
Total Liabilities	543,913
Net Assets	$14,858,231

Composition of Net Assets:
Shares of beneficial interest, at par	$24
Additional paid-in capital	37,899,323
Total distributable earnings/(loss)	(23,041,116)
Net Assets	$14,858,231

Net Assets:
Investor Shares	$2,485,498
Institutional Shares	7,562,485
A Shares	1,991,477
C Shares	2,818,771
Total	$14,858,231

Shares Outstanding:
($0.00001 par value per share, unlimited number of shares authorized)
Investor Shares	395,145
Institutional Shares	1,200,610
A Shares	316,874
C Shares	452,870
Total	2,365,499

Net Asset Value, offering price & redemption price per share:
Investor Shares	$6.29
Institutional Shares	$6.30
A Shares	$6.28
C Shares	$6.22
Maximum Sales Charge:
A Shares	2.00%
Maximum Offering Price per share(net asset value / (100%-maximum sales charge) of net asset value adjusted to the nearest cent):
A Shares	$6.41

See notes to financial statements

Statements of Operations

February 29, 2020 (Unaudited)

	U.S. Treasury Fund	Government Securities Money Market
Investment Income:
Interest income	$9,579,173	$13,526,442
Dividend income	1,668,995	2,043,148
Total income	11,248,168	15,569,590

Expenses:
Investment advisory fees	331,161	449,502
Administration fees	331,161	449,502
Distribution fees - Administrative Shares	1,431,070	633,100
Distribution fees - Service Shares	45,508	—
Distribution fees - Premier Shares	—	550,644
Shareholder servicing fees - Administrative Shares	1,430,653	633,099
Shareholder servicing fees - Service Shares	45,508	—
Shareholder servicing fees - Institutional Shares	108,578	164,090
Shareholder servicing fees - Select Shares	70,626	1,174,964
Shareholder servicing fees - Premier Shares	—	275,322
Fund accounting and compliance fees	147,807	204,341
Transfer agent fees	40,422	64,214
Custodian fees	66,215	89,863
Trustee fees	31,430	47,733
Professional fees	97,908	153,569
Printing fees	18,380	28,987
Registration fees	17,351	116,781
Other expenses	71,708	95,824

Total expenses before fee and expense reductions	4,285,486	5,131,535

Distribution fees waived - Administrative Shares	—	(329,209)
Distribution fees waived - Service Shares	(27,305)	—
Distribution fees waived - Premier Shares	—	(495,582)
Shareholder servicing fees waived - Service Shares	(27,298)	—
Shareholder servicing fees waived - Institutional Shares	(73,814)	(112,684)
Shareholder servicing fees waived - Select Shares	(70,626)	(1,174,964)
Shareholder servicing fees waived - Premier Shares	—	(275,322)

Net expenses	4,086,443	2,743,774

Net investment income	7,161,725	12,825,816

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	1,065	95
Net realized/unrealized gains/(losses) on investments	1,065	95
Change in net assets resulting from operations	$7,162,790	$12,825,911

See notes to financial statements

Statements of Operations
February 29, 2020 (Unaudited)	Continued

	Limited Duration Fund	Moderate Duration Fund	Bond Fund	Strategic Enhanced Yield Fund
Investment Income:
Interest income	$1,576,176	$397,311	$1,402,691	$165,683
Dividend income	271	56	75	41
Dividend income from affiliates	41,262	5,951	16,851	5,406
Total income	1,617,709	403,318	1,419,617	171,130

Expenses:
Investment advisory fees	89,191	28,950	101,710	26,343
Administration fees	47,569	11,580	40,684	4,215
Distribution fees - Investor Shares	5,044	5,253	1,913	2,018
Distribution fees - A Shares	1,008	461	95	620
Shareholder servicing fees - Investor Shares	5,044	5,253	1,913	2,018
Shareholder servicing fees - Institutional Shares	142,600	30,474	125,129	10,534
Shareholder servicing fees - A Shares	403	184	38	248
Fund accounting and compliance fees	29,462	14,379	23,048	5,245
Transfer agent fees	49,743	29,076	32,757	28,843
Custodian fees	5,714	1,411	4,974	504
Trustee fees	3,179	705	2,529	274
Professional fees	10,372	2,270	8,079	943
Printing fees	3,062	1,242	2,359	903
Registration fees	23,814	21,389	22,445	23,111
Other expenses	6,325	4,747	5,633	2,363

Total expenses before fee and expense reductions	422,530	157,374	373,306	108,182

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(1,158)	(45,328)	(479)	(53,331)
Administration fees waived	(1,158)	(222)	(479)	(161)
Shareholder servicing fees waived - Investor Shares	(5,044)	(4,830)	(1,913)	(1,468)
Shareholder servicing fees waived - Institutional Shares	(141,805)	(30,474)	(125,129)	(10,265)
Shareholder servicing fees waived - A Shares	(403)	—	(38)	(248)

Net expenses	272,962	76,520	245,268	42,709

Net investment income	1,344,747	326,798	1,174,349	128,421

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	104,343	161,728	285,413	16,432
Change in unrealized appreciation/(depreciation) on unaffiliated investments	1,368,344	180,892	1,520,754	160,947
Net realized/unrealized gains/(losses) on investments	1,472,687	342,620	1,806,167	177,379
Change in net assets resulting from operations	$2,817,434	$669,418	$2,980,516	$305,800

See notes to financial statements

Statements of Operations
February 29, 2020 (Unaudited)	Continued

	Ultra Short Tax-Free Income Fund	Active Core Fund	Mid Cap Core Equity Fund	Opportunistic Fund
Investment Income:
Interest income	$160,781	$318,950	$—	$164,203
Dividend income	7	255,969	9,995	244,422
Dividend income from affiliates	4,216	19,443	313	39,880
Foreign tax withholding	—	(415)	(5)	—
Total income	165,004	593,947	10,303	448,505

Expenses:
Investment advisory fees	17,524	84,026	3,388	158,514
Administration fees	9,346	19,206	493	14,919
Distribution fees - Investor Shares	279	5,915	146	3,901
Distribution fees - A Shares	27	841	378	2,345
Distribution fees - C Shares	—	229	—	1,645
Shareholder servicing fees - Investor Shares	279	5,915	146	3,902
Shareholder servicing fees - Institutional Shares	28,900	53,206	1,016	39,963
Shareholder servicing fees - A Shares	11	336	151	938
Shareholder servicing fees - C Shares	—	57	—	411
Fund accounting and compliance fees	6,184	17,718	1,256	4,903
Transfer agent fees	24,055	36,304	31,575	50,992
Custodian fees	1,168	2,375	62	1,841
Trustee fees	610	1,191	28	887
Professional fees	2,041	3,790	84	2,715
Printing fees	1,035	6,232	865	5,501
Registration fees	23,020	28,639	29,929	29,335
Other expenses	1,866	3,324	1,527	5,303

Total expenses before fee and expense reductions	116,345	269,304	71,044	328,015

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(46,523)	(1,990)	(64,227)	(88,568)
Administration fees waived	(150)	(645)	(11)	(1,476)
Shareholder servicing fees waived - Investor Shares	(279)	(5,837)	(146)	(3,899)
Shareholder servicing fees waived - Institutional Shares	(28,196)	(52,780)	(1,016)	(39,224)
Shareholder servicing fees waived - A Shares	(11)	(159)	(151)	(757)
Shareholder servicing fees waived - C Shares	—	(57)	—	(293)

Net expenses	41,186	207,836	5,493	193,798

Net investment income	123,818	386,111	4,810	254,707

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	—	1,004,661	90,602	694,951
Net realized gains/(losses) from affiliated investments	—	(47,530)	—	—
Change in unrealized appreciation/(depreciation) on unaffiliated investments	14,901	(914,548)	(125,246)	(1,565,669)
Change in unrealized appreciation/(depreciation) on affiliated investments	—	35,555	—	—
Net realized/unrealized gains/(losses) on investments	14,901	78,138	(34,644)	(870,718)
Change in net assets resulting from operations	$138,719	$464,249	$(29,834)	$(616,011)

See notes to financial statements

Statements of Operations
February 29, 2020 (Unaudited)	Concluded

World Energy Fund
Investment Income:
Interest income	$30,059
Dividend income	271,239
Dividend income from affiliates	3,350
Foreign tax withholding	(9,454)
Total income	295,194

Expenses:
Investment advisory fees	59,094
Administration fees	7,879
Distribution fees - Investor Shares	3,826
Distribution fees - A Shares	3,074
Distribution fees - C Shares	17,547
Shareholder servicing fees - Investor Shares	3,826
Shareholder servicing fees - Institutional Shares	13,336
Shareholder servicing fees - A Shares	1,229
Shareholder servicing fees - C Shares	4,387
Fund accounting and compliance fees	2,932
Transfer agent fees	39,779
Custodian fees	980
Trustee fees	433
Professional fees	1,269
Printing fees	3,724
Registration fees	27,364
Other expenses	3,596

Total expenses before fee and expense reductions	194,275

Investment advisory fees waived/expenses reimbursed by Investment Adviser	(62,533)
Administration fees waived	(227)
Shareholder servicing fees waived - Investor Shares	(2,600)
Shareholder servicing fees waived - Institutional Shares	(12,023)
Shareholder servicing fees waived - A Shares	(1,021)
Shareholder servicing fees waived - C Shares	(3,167)

Net expenses	112,704

Net investment income	182,490

Realized/Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) from unaffiliated investments	191,174
Change in unrealized appreciation/(depreciation) on unaffiliated investments	(812,125)
Net realized/unrealized gains/(losses) on investments	(620,951)
Change in net assets resulting from operations	$(438,461)

See notes to financial statements

Statements of Changes in Net Assets

	U.S. Treasury Fund		Government Securities Money Market
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income	$7,161,725	$21,088,420	$12,825,816	$34,363,407
Net realized gains/(losses) from investment transactions	1,065	10,772	95	—
Change in net assets resulting from operations	7,162,790	21,099,192	12,825,911	34,363,407

Distributions to Shareholders:
Administrative Shares	(5,832,387)	(17,181,019)	(2,955,876)	(10,092,260)
Service Shares	(249,577)	(741,693)	—	—
Institutional Shares	(641,385)	(1,896,830)	(948,618)	(2,176,602)
Select Shares	(438,855)	(1,267,099)	(7,274,826)	(18,858,032)
Premier Shares	—	—	(1,650,720)	(3,229,224)
Change in net assets from shareholder distributions	(7,162,204)	(21,086,641)	(12,830,040)	(34,356,118)
Change in net assets from capital transactions	65,582,535	(42,620,314)	7,073,361	258,775,119
Change in net assets	65,583,121	(42,607,763)	7,069,232	258,782,408

Net Assets:
Beginning of period	1,097,690,974	1,140,298,737	1,806,189,342	1,547,406,934
End of period	$1,163,274,095	$1,097,690,974	$1,813,258,574	$1,806,189,342

Capital Transactions*:
Administrative Shares
Issued	2,508,177,423	5,009,184,128	626,777,137	2,390,322,609
Reinvested	1,612	5,126	21,211	70,913
Redeemed	(2,381,587,137)	(5,101,819,112)	(547,631,596)	(2,439,261,293)
Change in Administrative Shares	126,591,898	(92,629,858)	79,166,752	(48,867,771)
Service Shares
Issued	38,089,971	139,916,888	—	—
Redeemed	(87,563,298)	(93,709,639)	—	—
Change in Service Shares	(49,473,327)	46,207,249	—	—
Institutional Shares
Issued	89,553,294	198,383,622	545,911,631	428,071,230
Reinvested	—	—	24,504	52,215
Redeemed	(92,475,503)	(201,567,508)	(518,240,588)	(435,548,474)
Change in Institutional Shares	(2,922,209)	(3,183,886)	27,695,547	(7,425,029)
Select Shares
Issued	41,567,452	111,932,977	800,724,539	1,817,182,763
Redeemed	(50,181,279)	(104,946,797)	(890,433,431)	(1,630,173,786)
Change in Select Shares	(8,613,827)	6,986,180	(89,708,892)	187,008,977
Premier Shares
Issued	—	—	467,477,418	902,526,564
Reinvested	—	—	1,567,452	3,126,897
Redeemed	—	—	(479,124,917)	(777,593,013)
Change in Premier Shares	—	—	(10,080,047)	128,060,448
Change in shares:	65,582,535	(42,620,315)	7,073,360	258,776,625

* Share transactions are at net assets value of $1.00 per share.

See notes to financial statements

Statements of Changes in Net Assets
Continued

	Limited Duration Fund		Moderate Duration Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities: Operations:
Net investment income	$1,344,747	$2,655,359	$326,798	$692,724
Net realized gains/(losses) from investment transactions	104,343	115,115	161,728	(137,745)
Change in unrealized appreciation/(depreciation) on investments	1,368,344	2,574,885	180,892	997,325
Change in net assets resulting from operations	2,817,434	5,345,359	669,418	1,552,304

Distributions to Shareholders:
Investor Shares	(42,384)	(175,084)	(42,693)	(99,264)
Institutional Shares	(1,338,886)	(2,542,628)	(277,830)	(578,450)
A Shares	(8,425)	(12,277)	(3,743)	(9,646)
Change in net assets from shareholder distributions	(1,389,695)	(2,729,989)	(324,266)	(687,360)
Change in net assets from capital transactions	9,809,053	19,516,031	1,231,861	(3,368,234)
Change in net assets	11,236,792	22,131,401	1,577,013	(2,503,290)

Net Assets:
Beginning of period	118,979,371	96,847,970	28,115,244	30,618,534
End of period	$130,216,163	$118,979,371	$29,692,257	$28,115,244

Capital Transactions:
Investor Shares
Proceeds from shares issued	$491,747	$159,347	$281,621	$515,655
Dividends reinvested	41,119	102,513	42,118	98,132
Cost of shares redeemed	(1,021,800)	(4,933,689)	(513,465)	(1,577,844)
Change in net assets from Investor Shares	(488,934)	(4,671,829)	(189,726)	(964,057)
Institutional Shares
Proceeds from shares issued	17,733,766	38,225,262	2,944,601	3,818,919
Dividends reinvested	425,657	767,722	139,751	279,390
Cost of shares redeemed	(8,239,489)	(14,789,391)	(1,643,351)	(6,238,490)
Change in net assets from Institutional Shares	9,919,934	24,203,593	1,441,001	(2,140,181)
A Shares
Proceeds from shares issued	889,906	85,880	49,765	17,897
Dividends reinvested	8,420	12,258	3,743	9,610
Cost of shares redeemed	(520,273)	(113,871)	(72,922)	(291,503)
Change in net assets from A Shares	378,053	(15,733)	(19,414)	(263,996)
Change in net assets resulting from capital transactions:	$9,809,053	$19,516,031	$1,231,861	$(3,368,234)

Share Transactions:
Investor Shares
Issued	51,273	16,882	26,489	49,507
Reinvested	4,274	10,828	3,960	9,424
Redeemed	(106,464)	(517,552)	(48,341)	(152,486)
Change in Investor Shares	(50,917)	(489,842)	(17,892)	(93,555)
Institutional Shares
Issued	1,838,034	4,048,393	277,343	365,378
Reinvested	44,251	81,026	13,135	26,818
Redeemed	(858,672)	(1,564,154)	(154,728)	(601,444)
Change in Institutional Shares	1,023,613	2,565,265	135,750	(209,248)
A Shares
Issued	92,705	9,011	4,699	1,743
Reinvested	874	1,294	352	924
Redeemed	(54,206)	(12,101)	(6,885)	(28,383)
Change in A Shares	39,373	(1,796)	(1,834)	(25,716)
Change in shares:	1,012,069	2,073,627	116,024	(328,519)

See notes to financial statements

Statements of Changes in Net Assets
Continued

	Bond Fund		Strategic Enhanced Yield Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities: Operations:
Net investment income	$1,174,349	$2,574,852	$128,421	$148,676
Net realized gains/(losses) from investment transactions	285,413	(624,074)	16,432	142,966
Change in unrealized appreciation/(depreciation) on investments	1,520,754	7,185,953	160,947	295,407
Change in net assets resulting from operations	2,980,516	9,136,731	305,800	587,049

Distributions to Shareholders:
Investor Shares	(16,147)	(106,237)	(36,949)	(26,464)
Institutional Shares	(1,185,459)	(2,523,607)	(226,076)	(110,333)
A Shares	(802)	(2,989)	(12,915)	(11,968)
Change in net assets from shareholder distributions	(1,202,408)	(2,632,833)	(275,940)	(148,765)
Change in net assets from capital transactions	(2,330,395)	(4,368,962)	4,774,951	6,567,124
Change in net assets	(552,287)	2,134,936	4,804,811	7,005,408

Net Assets:
Beginning of period	103,923,535	101,788,599	8,384,084	1,378,676
End of period	$103,371,248	$103,923,535	$13,188,895	$8,384,084

Capital Transactions:
Investor Shares
Proceeds from shares issued	$2,203,887	$1,621,418	$1,327,351	$1,655,467
Dividends reinvested	16,123	35,051	36,130	24,981
Cost of shares redeemed	(2,698,748)	(5,648,642)	(726,914)	(228,362)
Change in net assets from Investor Shares	(478,738)	(3,992,173)	636,567	1,452,086
Institutional Shares
Proceeds from shares issued	7,649,807	25,953,347	5,622,682	5,533,691
Dividends reinvested	272,501	577,938	79,263	27,996
Cost of shares redeemed	(9,693,154)	(26,910,378)	(1,643,454)	(497,929)
Change in net assets from Institutional Shares	(1,770,846)	(379,093)	4,058,491	5,063,758
A Shares
Proceeds from shares issued	3	12	67,025	39,415
Dividends reinvested	802	2,989	12,915	11,968
Cost of shares redeemed	(81,616)	(697)	(47)	(103)
Change in net assets from A Shares	(80,811)	2,304	79,893	51,280
Change in net assets resulting from capital transactions:	$(2,330,395)	$(4,368,962)	$4,774,951	$6,567,124

Share Transactions:
Investor Shares
Issued	225,931	169,129	126,751	163,718
Reinvested	1,648	3,745	3,459	2,422
Redeemed	(277,385)	(595,195)	(69,032)	(22,094)
Change in Investor Shares	(49,806)	(422,321)	61,178	144,046
Institutional Shares
Issued	787,734	2,807,436	541,919	551,192
Reinvested	27,941	61,833	7,696	2,760
Redeemed	(996,894)	(2,906,379)	(158,846)	(49,593)
Change in Institutional Shares	(181,219)	(37,110)	390,769	504,359
A Shares
Issued	1	1	6,436	3,970
Reinvested	82	319	1,255	1,188
Redeemed	(8,415)	(73)	(4)	(10)
Change in A Shares	(8,332)	247	7,687	5,148
Change in shares:	(239,357)	(459,184)	459,634	653,553

See notes to financial statements

Statements of Changes in Net Assets
Continued

	Ultra Short Tax-Free Income Fund		Active Core Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities: Operations:
Net investment income	$123,818	$186,724	$386,111	$800,508
Net realized gains/(losses) from investment transactions	—	(114)	957,131	2,096,219
Change in unrealized appreciation/(depreciation) on investments	14,901	17,304	(878,993)	(1,358,927)
Change in net assets resulting from operations	138,719	203,914	464,249	1,537,800

Distributions to Shareholders:
Investor Shares	(906)	(839)	(233,020)	(337,670)
Institutional Shares	(122,815)	(185,894)	(2,125,106)	(3,052,196)
A Shares	(87)	(77)	(27,149)	(92,874)
C Shares	—	—	(2,117)	(4,432)
Change in net assets from shareholder distributions	(123,808)	(186,810)	(2,387,392)	(3,487,172)
Change in net assets from capital transactions	6,357,059	9,042,524	22,097	(3,669,361)
Change in net assets	6,371,970	9,059,628	(1,901,046)	(5,618,733)

Net Assets:
Beginning of period	20,725,958	11,666,330	48,027,596	53,646,329
End of period	$27,097,928	$20,725,958	$46,126,550	$48,027,596

Capital Transactions:
Investor Shares
Proceeds from shares issued	$207,000	$129,217	$137,509	$148,519
Dividends reinvested	901	697	232,544	336,958
Cost of shares redeemed	(60,334)	(25,798)	(293,118)	(983,480)
Change in net assets from Investor Shares	147,567	104,116	76,935	(498,003)
Institutional Shares
Proceeds from shares issued	9,208,744	13,135,209	516,472	1,188,754
Dividends reinvested	14,082	17,727	2,121,666	3,041,329
Cost of shares redeemed	(3,008,422)	(4,235,906)	(2,532,638)	(6,744,012)
Change in net assets from Institutional Shares	6,214,404	8,917,030	105,500	(2,513,929)
A Shares
Proceeds from shares issued	4	21,301	110,089	230,245
Dividends reinvested	87	77	27,149	92,874
Cost of shares redeemed	(5,003)	—	(291,540)	(964,930)
Change in net assets from A Shares	(4,912)	21,378	(154,302)	(641,811)
C Shares
Proceeds from shares issued	—	—	17,084	1,667
Dividends reinvested	—	—	2,116	4,432
Cost of shares redeemed	—	—	(25,236)	(21,717)
Change in net assets from C Shares	—	—	(6,036)	(15,618)
Change in net assets resulting from capital transactions:	$6,357,059	$9,042,524	$22,097	$(3,669,361)

Share Transactions:
Investor Shares
Issued	20,700	12,922	10,152	11,332
Reinvested	90	70	17,336	27,588
Redeemed	(6,033)	(2,584)	(21,880)	(75,919)
Change in Investor Shares	14,757	10,408	5,608	(36,999)
Institutional Shares
Issued	919,995	1,313,082	37,937	89,417
Reinvested	1,407	1,772	157,690	247,583
Redeemed	(300,557)	(423,451)	(187,870)	(510,165)
Change in Institutional Shares	620,845	891,403	7,757	(173,165)
A Shares
Issued	—	2,130	8,407	17,514
Reinvested	9	8	2,029	7,685
Redeemed	(500)	—	(21,353)	(75,171)
Change in A Shares	(491)	2,138	(10,917)	(49,972)
C Shares
Issued	—	—	1,234	126
Reinvested	—	—	159	368
Redeemed	—	—	(1,856)	(1,741)
Change in C Shares	—	—	(463)	(1,247)
Change in shares:	635,111	903,949	1,985	(261,383)

See notes to financial statements

Statements of Changes in Net Assets
Continued

	Mid Cap Core Equity Fund		Opportunistic Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities: Operations:
Net investment income	$4,810	$6,355	$254,707	$510,021
Net realized gains/(losses) from investment transactions	90,602	62,916	694,951	(3,716,989)
Change in unrealized appreciation/(depreciation) on investments	(125,246)	(205,354)	(1,565,669)	(1,864,917)
Change in net assets resulting from operations	(29,834)	(136,083)	(616,011)	(5,071,885)

Distributions to Shareholders:
Investor Shares	(4,591)	(5,613)	(17,551)	(143,817)
Institutional Shares	(33,771)	(44,019)	(220,850)	(3,342,344)
A Shares	(16,367)	(12,664)	(10,577)	(150,601)
C Shares	—	—	(590)	(33,113)
Change in net assets from shareholder distributions	(54,729)	(62,296)	(249,568)	(3,669,875)
Change in net assets from capital transactions	(259,795)	(839,797)	(6,759,575)	(1,793,327)
Change in net assets	(344,358)	(1,038,176)	(7,625,154)	(10,535,087)

Net Assets:
Beginning of period	1,305,439	2,343,615	39,851,448	50,386,535
End of period	$961,081	$1,305,439	$32,226,294	$39,851,448

Capital Transactions:
Investor Shares
Proceeds from shares issued	$6,826	$19,874	$236,347	$2,115,616
Dividends reinvested	4,586	5,613	17,189	138,441
Cost of shares redeemed	(6,165)	(497,751)	(1,835,191)	(892,198)
Change in net assets from Investor Shares	5,247	(472,264)	(1,581,655)	1,361,859
Institutional Shares
Proceeds from shares issued	—	421,550	1,182,924	8,230,508
Dividends reinvested	28,214	19,231	67,998	1,377,887
Cost of shares redeemed	(27,093)	(846,450)	(6,100,082)	(12,809,479)
Change in net assets from Institutional Shares	1,121	(405,669)	(4,849,160)	(3,201,084)
A Shares
Proceeds from shares issued	33,600	87,588	119,231	500,386
Dividends reinvested	5,670	3,201	10,155	150,562
Cost of shares redeemed	(305,433)	(52,653)	(400,572)	(442,077)
Change in net assets from A Shares	(266,163)	38,136	(271,186)	208,871
C Shares
Proceeds from shares issued	—	—	16,499	17,461
Dividends reinvested	—	—	590	33,113
Cost of shares redeemed	—	—	(74,663)	(213,547)
Change in net assets from C Shares	—	—	(57,574)	(162,973)
Change in net assets resulting from capital transactions:	$(259,795)	$(839,797)	$(6,759,575)	$(1,793,327)

Share Transactions:
Investor Shares
Issued	591	1,805	18,162	162,074
Reinvested	399	583	1,322	11,533
Redeemed	(533)	(44,645)	(145,407)	(66,483)
Change in Investor Shares	457	(42,257)	(125,923)	107,124
Institutional Shares
Issued	—	39,657	89,703	606,688
Reinvested	2,455	1,976	5,172	114,018
Redeemed	(2,406)	(83,425)	(464,926)	(989,515)
Change in Institutional Shares	49	(41,792)	(370,051)	(268,809)
A Shares
Issued	2,938	7,837	9,216	36,850
Reinvested	490	321	778	12,528
Redeemed	(26,639)	(4,817)	(30,423)	(33,213)
Change in A Shares	(23,211)	3,341	(20,429)	16,165
C Shares
Issued	—	—	1,294	1,381
Reinvested	—	—	46	2,863
Redeemed	—	—	(5,890)	(16,481)
Change in C Shares	—	—	(4,550)	(12,237)
Change in shares:	(22,705)	(80,708)	(520,953)	(157,757)

See notes to financial statements

Statements of Changes in Net Assets
Concluded

	World Energy Fund
	Six Months Ended February 29, 2020 (unaudited)	Year Ended August 31, 2019
From Investment Activities:
Operations:
Net investment income	$182,490	$667,667
Net realized gains/(losses) from investment transactions	191,174	(7,740,435)
Change in unrealized appreciation/(depreciation) on investments	(812,125)	(7,371,021)
Change in net assets resulting from operations	(438,461)	(14,443,789)

Distributions to Shareholders:
Investor Shares	(36,119)	(68,358)
Institutional Shares	(149,740)	(424,612)
A Shares	(29,370)	(64,428)
C Shares	(28,085)	(29,005)
Change in net assets from shareholder distributions	(243,314)	(586,403)
Change in net assets from capital transactions	(4,874,908)	(22,632,860)
Change in net assets	(5,556,683)	(37,663,052)

Net Assets:
Beginning of period	20,414,914	58,077,966
End of period	$14,858,231	$20,414,914

Capital Transactions:
Investor Shares
Proceeds from shares issued	$182,175	$661,007
Dividends reinvested	35,500	67,407
Cost of shares redeemed	(672,909)	(3,680,283)
Change in net assets from Investor Shares	(455,234)	(2,951,869)
Institutional Shares
Proceeds from shares issued	373,447	5,042,691
Dividends reinvested	72,183	281,395
Cost of shares redeemed	(3,756,868)	(22,109,388)
Change in net assets from Institutional Shares	(3,311,238)	(16,785,302)
A Shares
Proceeds from shares issued	18,803	82,191
Dividends reinvested	29,198	64,192
Cost of shares redeemed	(432,751)	(2,313,662)
Change in net assets from A Shares	(384,750)	(2,167,279)
C Shares
Proceeds from shares issued	20,000	32,116
Dividends reinvested	27,991	28,922
Cost of shares redeemed	(771,677)	(789,448)
Change in net assets from C Shares	(723,686)	(728,410)
Change in net assets resulting from capital transactions:	$(4,874,908)	$(22,632,860)

Share Transactions:
Investor Shares
Issued	25,648	87,795
Reinvested	5,006	8,656
Redeemed	(94,558)	(476,439)
Change in Investor Shares	(63,904)	(379,988)
Institutional Shares
Issued	52,158	641,465
Reinvested	10,186	36,286
Redeemed	(522,999)	(2,979,832)
Change in Institutional Shares	(460,655)	(2,302,081)
A Shares
Issued	2,647	9,748
Reinvested	4,119	8,320
Redeemed	(60,754)	(311,502)
Change in A Shares	(53,988)	(293,434)
C Shares
Issued	2,911	3,863
Reinvested	3,994	3,931
Redeemed	(109,692)	(103,489)
Change in C Shares	(102,787)	(95,695)
Change in shares:	(681,334)	(3,071,198)

See notes to financial statements

Schedule of Portfolio Investments	U.S. Treasury Fund

February 29, 2020 (Unaudited)

Principal Amount	Security Description	Amortized Cost
U.S. Treasury Obligations (30.9%)
U.S. Treasury Notes
$80,000,000	1.38%, 9/30/20	$79,886,265
100,000,000	1.50%, 7/15/20	99,958,762
70,000,000	1.56% (USBMMY3M + 5 bps), 10/31/20	69,972,956
110,000,000	1.63% (USBMMY3M + 12 bps), 1/31/21	110,022,323
Total U.S. Treasury Obligations		359,840,306

Repurchase Agreements (50.7%)
10,000,000	Bank of Montreal, 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by various U.S. Treasury Obligations, (0.50% - 2.75%), (5/31/23 -1/15/28), fair value of $10,200,013)	10,000,000
10,000,000	Credit Agricole CIB, 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by U.S. Treasury Obligation, (3.13%), (8/15/44), fair value of $10,200,064)	10,000,000
140,000,000	Fixed Income Clearing Corporation – Bank of New York Mellon, 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $140,018,433, Collateralized by U.S. Treasury Obligation, (1.75%), (6/15/22), fair value of $142,800,049)	140,000,000
270,000,000	Fixed Income Clearing Corporation – State Street Bank & Trust Co., 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $270,035,550, Collateralized by various U.S. Treasury Obligations, (1.25% - 1.88%), (7/15/20 - 5/31/22), fair value of $275,403,238)	270,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$10,000,000	Goldman Sachs & Co., 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by U.S. Treasury Obligation, (0.00%), (5/15/48), fair value of $10,200,022)	$10,000,000
90,000,000	Mizuho Securities USA LLC, 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $90,011,850, Collateralized by U.S. Treasury Obligation, (2.25%), (11/15/25), fair value of $91,800,059)	90,000,000
50,000,000	Nomura Securities International, Inc., 1.59%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $50,006,625, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.13%), (4/15/21 - 2/15/50), fair value of $51,000,001)	50,000,000
10,000,000	Royal Bank of Canada New York, 1.54%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,283, Collateralized by U.S. Treasury Obligation, (3.38%), (4/15/32), fair value of $10,200,036)	10,000,000
Total Repurchase Agreements		590,000,000

Investment Companies (11.5%)
77,000,000	BlackRock Liquidity Funds T-Fund, Institutional Class, 1.47%	77,000,000
24,000,000	Goldman Sachs Financial Square Treasury Obligations Fund, 1.47%	24,000,000
32,497,128	Invesco Short-Term Investments Trust, Treasury Portfolio, Institutional Class, 1.48%	32,497,128
Total Investment Companies		133,497,128

Total Investments (Cost $1,083,337,434)(a) - 93.1%		1,083,337,434
Other assets in excess of liabilities — 6.9%		79,936,661
Net Assets - 100.0%		$1,163,274,095

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements

Schedule of Portfolio Investments	Government Securities Money Market Fund

February 29, 2020 (Unaudited)

Principal Amount	Security Description	Amortized Cost
U.S. Government Agency Securities (28.5%)
Federal Home Loan Bank
$30,000,000	1.49%, 6/23/20	$29,857,500
75,000,000	1.50%, 6/12/20	74,675,979
11,000,000	1.61% (SOFR + 3 bps), 3/27/20	11,000,000
80,000,000	1.62% (SOFR + 4 bps), 6/19/20	80,000,000
49,000,000	1.64% (SOFR + 7 bps), 3/27/20	49,000,000
80,000,000	1.71% (SOFR + 13 bps), 10/16/20	80,000,000
		324,533,479
Federal Home Loan Mortgage Corporation
50,000,000	1.61% (SOFR + 3 bps), 2/24/21	50,000,000
100,000,000	1.62% (SOFR + 4 bps), 9/10/20	100,000,000
40,000,000	1.64% (SOFR + 6 bps), 4/6/20	40,000,000
		190,000,000
Total U.S. Government Agency Securities		514,533,479

U.S. Treasury Obligations (16.5%)
U.S. Treasury Notes
100,000,000	1.38%, 9/30/20	99,860,620
120,000,000	1.50%, 7/15/20	119,950,514
80,000,000	1.63% (USBMMY3M + 12 bps), 1/31/21	80,003,435
Total U.S. Treasury Obligations		299,814,569

Repurchase Agreements (41.6%)
10,000,000	Bank of Montreal, 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by various U.S. Treasury Obligations, (0.00% - 7.63%), (3/26/20 - 11/15/26), fair value of $10,200,025)	10,000,000
10,000,000	Credit Agricole CIB, 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by U.S. Treasury Obligation, (3.13%), (8/15/44), fair value of $10,200,064)	10,000,000
265,000,000	Fixed Income Clearing Corporation – Bank of New York Mellon, 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $265,034,892, Collateralized by U.S. Treasury Obligation, (0.13%), (4/15/20), fair value of $270,300,069)	265,000,000
290,000,000	Fixed Income Clearing Corporation – State Street Bank & Trust Co., 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $290,038,183, Collateralized by various U.S. Treasury Obligations, (1.25% - 1.75%), (7/15/20 - 6/15/22), fair value of $295,807,076)	290,000,000

Principal Amount	Security Description	Amortized Cost
Repurchase Agreements, continued:
$20,000,000	Goldman Sachs & Co., 1.56%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $20,002,600, Collateralized by U.S. Treasury Obligation, (0.88%), (1/15/29), fair value of $20,400,066)	$20,000,000
60,000,000	Mizuho Securities USA LLC, 1.58%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $60,007,900, Collateralized by various U.S. Treasury Obligations, (0.00% -2.13%), (3/12/20 - 11/30/24), fair value of $61,200,090)	60,000,000
80,000,000	Nomura Securities International, Inc., 1.59%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $80,010,600, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.13%), (12/31/22 - 8/15/47), fair value of $81,600,018)	80,000,000
10,000,000	Royal Bank of Canada New York, 1.55%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,292, Collateralized by various U.S. Government Agency Obligations, (2.50% - 3.93%), (7/2/29 - 2/15/45), fair value of $10,203,928)	10,000,000
10,000,000	Wells Fargo Securities LLC, 1.54%, 3/2/20, (Purchased on 2/29/20, proceeds at maturity $10,001,283, Collateralized by various U.S. Government Agency Obligations, (0.00%), (3/15/31 - 10/3/33), fair value of $10,200,084)	10,000,000
Total Repurchase Agreements		755,000,000

Investment Companies (13.4%)
101,000,000	BlackRock Liquidity Funds FedFund Portfolio, Institutional Class, 0.47%	101,000,000
101,000,000	Federated Government Obligations Fund, Premier Class, 1.50%	101,000,000
41,501,537	Invesco Short-Term Investments Trust, Government & Agency Portfolio, Institutional Class, 1.50%	41,501,537
Total Investment Companies		243,501,537

Total Investments (Cost $1,812,849,585)(a) - 100.0%		1,812,849,585
Other assets in excess of liabilities — 0.0%		408,989
Net Assets - 100.0%		$1,813,258,574

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

SOFR	Secured Overnight Financing Rate
USBMMY3M	3 Month Treasury Bill Rate

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)

Share or Principal Amount	Security Description	Value
Asset Backed Securities (5.8%)
$1,820,048	AccessLex Institute, Series 2007-1, Class C, 2.19% (US0003M + 40 bps), 10/25/35*	$1,597,699
1,300,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4, 1.93% (US0001M + 30 bps), 1/25/36*	1,290,571
712,824	Cazenovia Creek Funding II LLC, Series 2018-1A, Class A, 3.56%, 7/15/30(a)	723,270
1,218	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF1, Class A5, 5.01%, 11/25/34*(b)	1,225
300	Countrywide Asset-Backed Certificates, Series 2002-S1, Class A5, 6.46%, 5/25/32*(b)	299
3,715	Countrywide Home Equity Loan Trust, Series 2004-C, Class C, 1.88% (US0001M + 22 bps), 1/15/34*	3,694
979,029	Fannie Mae Grantor Trust, Series 2003-T4, Class 2A5, 4.62%, 9/26/33*(b)	1,102,913
457,984	Fremont Home Loan Trust, Series 2004-3, Class 10A1, 3.50% (US0001M + 188 bps), 11/25/34*	320,542
168	IMC Home Equity Loan Trust, Series 1998-1, Class A6, 7.02%, 6/20/29(b)	169
694,066	New Century Home Equity Loan Trust, Series 2005-A, Class A4W, 4.67%, 8/25/35*(b)	709,013
146,119	Residential Asset Mortgage Products, Inc., Series 2002-RS2, Class AI5, 6.03%, 3/25/32*	153,559
5,936	Saxon Asset Securities Trust, Series 2003-3, Class AF6, 4.62%, 12/25/33*(b)	6,003
118,047	Soundview Home Equity Loan Trust, Series 2005-B, Class M2, 6.23%, 5/25/35*(b)	113,789
698,625	Structured Asset Securities Corp Mortgage Pass-Through Certificates, Series 2004-6XS, Class A5A, 6.03%, 3/25/34*(b)	716,455
978,594	Sun Trust Student Loan Trust, Series 2006- 1A, Class B, 2.07% (US0003M + 27 bps), 10/28/37*(a)	870,477
Total Asset Backed Securities		7,609,678

Mortgage Backed Securities† (42.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (1.0%)
113,346	Bear Stearns Alternative Trust, Series 2006-1, Class 21A2, 3.67%, 2/25/36*(b)	97,768
11,567	Bear Stearns Alternative Trust, Series 2005-5, Class 26A1, 3.86%, 7/25/35*(b)	10,346
20,001	Countrywide Alternative Loan Trust, Series 2005-24, Class 1A1, 3.36% (12MTA + 131bps), 7/20/35*	17,017
1,684	Deutsche Mortgage Securities, Inc., Series 2006-ABR, Class A1B1, 1.73% (US0001M +10 bps), 10/25/36*	1,286
9,383	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	9,476
5,718	Deutsche Mortgage Securities, Inc., Series 2006-AB4, Class A1A, 6.01%, 10/25/36*(b)	5,530
7,542	First Horizon Alternative Mortgage Securities, Series 2004-AA3, Class A1, 3.56%, 9/25/34*(b)	7,585
29,200	Master Adjustable Rate Mortgage Trust, Series 2004-13, Class 2A1, 4.58%, 4/21/34*(b)	29,929

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Adjustable Rate Mortgage Backed Securities, continued:
$1,067,983	Nomura Asset Acceptance Corp., Series 2005-AR4, Class 3A1, 4.33%, 8/25/35*(b)	$1,077,557
39,911	Residential Accredit Loans, Inc., Series 2004-QA4, Class NB21, 4.37%, 9/25/34*(b)	40,282
24,061	Residential Accredit Loans, Inc., Series 2006-QA1, Class A21, 4.67%, 1/25/36*(b)	21,715
		1,318,491
Alt-A - Fixed Rate Mortgage Backed Securities (0.7%)
15,177	Chaseflex Trust, Series 2005-1, Class 2A4, 5.50%, 2/25/35*	13,773
25,281	Citigroup Mortgage Alternative Loan Trust, Series 2006-A3, Class 1A5, 6.00%, 7/25/36*	25,330
382	Countrywide Alternative Loan Trust, Series 2004-12CB, Class 1A1, 5.00%, 7/25/19*	382
18,473	Countrywide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.50%, 11/25/35*	16,804
21,245	Countrywide Alternative Loan Trust, Series 2006-2CB, Class A3, 5.50%, 3/25/36*	15,116
22,166	Countrywide Alternative Loan Trust, Series 2006-31CB, Class A16, 6.00%, 11/25/36*	18,888
22,420	Countrywide Alternative Loan Trust, Series 2006-43CB, Class 1A4, 6.00%, 2/25/37*	18,518
153,288	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	106,887
72,874	Countrywide Alternative Loan Trust, Series 2004-J8, Class 2A1, 7.00%, 8/25/34*	74,884
52,333	First Horizon Alternative Mortgage Securities, Series 2006-FA3, Class A6, 6.00%, 7/25/36*	39,789
765	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	797
4,354	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	4,491
396,792	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	410,263
21,627	Master Alternative Loans Trust, Series 2004-1,Class 3A1, 7.00%, 1/25/34*	22,473
3,877	Master Alternative Loans Trust, Series 2004-3, Class 8A1, 7.00%, 4/25/34*	4,020
1,689	Residential Accredit Loans, Inc., Series 2003- QS14, Class A1, 5.00%, 7/25/18*	1,681
253	Residential Accredit Loans, Inc., Series 2004-QS13, Class CB, 5.00%, 9/25/19*	252
6,843	Residential Accredit Loans, Inc., Series 2004- QS6, Class A1, 5.00%, 5/25/19*	6,611
38,346	Residential Accredit Loans, Inc., Series 2006-QS6, Class 1A2, 6.00%, 6/25/36*	36,949
44,824	Residential Asset Securitization Trust, Series2006-A9CB, Class A5, 6.00%, 9/25/36*	26,622
33,141	Residential Asset Securitization Trust, Series2007-A5, Class 2A3, 6.00%, 5/25/37*	28,313
18,287	Wells Fargo Mortgage Backed Securities Trust, Series 2005-1, Class 2A3, 5.50%, 2/25/35*	18,434
		891,277
Prime Adjustable Rate Mortgage Backed Securities (1.1%)
11,335	Adjustable Rate Mortgage Trust, Series 2004-4, Class 1A1, 3.35%, 3/25/35*(b)	11,325
6,523	Adjustable Rate Mortgage Trust, Series 2005-1, Class 2A22, 4.11%, 5/25/35(b)	6,621

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$341,176	American Home Mortgage Investment Trust, Series 2006-2, Class 3A2, 6.70%, 6/25/36*(b)	$112,815
9,500	Bank of America Mortgage Securities, Series 2006-A, Class 2A1, 3.69%, 2/25/36*(b)	8,939
6,251	Bank of America Mortgage Securities, Series 2006-B, Class 2A1, 3.88%, 11/20/46*(b)	6,089
9,449	Bank of America Mortgage Securities, Series 2003-H, Class 2A3, 4.59%, 9/25/33*(b)	9,530
5,527	Bank of America Mortgage Securities, Series 2004-E, Class 1A1, 4.83%, 6/25/34*(b)	5,626
8,112	Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-9, Class A1, 4.27% (H15T1Y + 230 bps), 10/25/35*	8,351
5,633	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 15A1, 4.30%, 1/25/35*(b)	5,595
7,816	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 1A1, 4.32%, 9/25/34*(b)	7,750
22,120	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-4, Class 1A1, 4.58%, 10/25/36*(b)	21,769
24,440	Bear Stearns Mortgage Securities, Inc., Series 1997-6, Class 1A, 6.32%, 3/25/31*(b)	24,344
15,903	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.81%, 7/25/37*(b)	14,469
13,640	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A2A, 4.49%, 8/25/35(b)	13,942
247,407	Coast Savings & Loan Association, Series 1992-1, Class A, 3.04%, 7/25/22*(b)	250,976
273	Countrywide Home Loans, Series 2003-42, Class 1A1, 3.99%, 9/25/33*(b)	255
3,591	Countrywide Home Loans, Series 2003-60, Class 2A1, 3.99%, 2/25/34*(b)	3,685
12,182	Countrywide Home Loans, Series 2003-58, Class 2A2, 4.09%, 2/19/34*(b)	12,613
10,331	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.11%, 8/25/34*(b)	10,394
42,192	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-AR28, Class CB3, 4.09%, 11/25/32*(b)	20,986
34,304	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-AR7, Class 2A1, 4.17%, 11/25/34*(b)	35,667
12,107	First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1, 4.07%, 10/25/35*(b)	12,011
67,645	GMAC Mortgage Corp. Loan Trust, Series 2005-AR6, Class 3A1, 3.89%, 11/19/35*(b)	65,072
36,352	GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A2, 3.80%, 4/25/35*(b)	37,198
15,854	GSR Mortgage Loan Trust, Series 2005-AR7, Class 2A1, 4.26%, 11/25/35*(b)	15,996
76,837	Harborview Mortgage Loan Trust, Series 2004-10, Class 3A1B, 3.87%, 1/19/35*(b)	77,570
9,911	Harborview Mortgage Loan Trust, Series 2005-14, Class 3A1A, 4.35%, 12/19/35*(b)	9,863
18,592	Indymac Index Mortgage Loan Trust, Series 2006-AR25, Class 4A2, 3.48%, 9/25/36*(b)	18,693

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$28,970	Indymac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 3.70%, 7/25/36*(b)	$25,097
43,715	Indymac Index Mortgage Loan Trust, Series 2006-AR19, Class 1A2, 3.82%, 8/25/36*(b)	35,562
14,493	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 1A, 3.92%, 8/25/34*(b)	14,796
30,320	Indymac Index Mortgage Loan Trust, Series 2004-AR4, Class 3A, 4.13%, 8/25/34*(b)	30,461
2,624	JPMorgan Mortgage Trust, Series 2005-A4, Class 3A1, 4.11%, 7/25/35*(b)	2,671
2,827	JPMorgan Mortgage Trust, Series 2006-A5, Class 3A4, 4.14%, 8/25/36*(b)	2,622
12,119	Merrill Lynch Mortgage Investors Trust, Series 2004-1, Class 2A2, 3.65%, 12/25/34*(b)	12,356
1,495	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 3.93%, 2/25/34*(b)	1,521
10,900	Merrill Lynch Mortgage Investors Trust, Series 2004-A2, Class 1A, 4.79%, 7/25/34*(b)	11,118
11,833	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 3A, 4.04%, 8/25/34*(b)	12,116
17,366	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 2A2, 4.59%, 8/25/34*(b)	17,613
37,472	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 1A2, 3.82%, 12/25/34*(b)	36,890
3,336	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 3A1, 4.14%, 2/25/34*(b)	3,458
68,652	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-4, Class 1A1, 4.46%, 4/25/34*(b)	69,200
9,533	Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 1A1, 3.81%, 12/27/35*(b)	9,958
23,319	Structured Asset Securities Corp., Series 2003-24A, Class 1A3, 3.73%, 7/25/33*(b)	23,939
141,217	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 4.01%, 9/25/37*(b)	141,713
3,487	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.72%, 8/20/35*(b)	344
11,519	Washington Mutual, Series 2006-AR10, Class 1A2, 3.71%, 9/25/36*(b)	11,173
1,941	Washington Mutual, Series 2006-AR8, Class 1A1, 3.88%, 8/25/46*(b)	1,937
6,701	Washington Mutual, Series 2004-AR3, Class A2, 4.47%, 6/25/34*(b)	6,829
8,928	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-AR10, Class A1B, 2.05% (US0001M + 42 bps), 7/25/44*	8,896
70,111	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 3.27%, 11/25/36*(b)	67,971
		1,376,385
Prime Fixed Mortgage Backed Securities (19.4%)
212,777	Agate Bay Mortgage Trust, Series 2015-7, Class A6, 3.00%, 10/25/45*(b)(c)	213,644
1,911,055	Citigroup Mortgage Loan Trust, Inc., Series 2014-C, Class A, 3.25%, 2/25/54*(b)(c)	1,915,977

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$18,067	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class WA2, 6.50%, 6/25/31*	$18,758
101,746	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 1CB2, 6.75%, 8/25/34*	110,800
17,439	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM2, Class 2CB3, 8.00%, 8/25/34*
6,903	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-7, Class 5A1, 5.00%, 10/25/19*	19,638 7,159
89,660	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-23, Class 1A11, 6.00%, 10/25/33	92,744
34,558	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	35,738
23,867	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-1, Class 1A1, 7.00%, 2/25/33*	24,733
56,548	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-10, Class 2B1, 7.50%, 5/25/32*	25,041
110,981	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-34, Class 1A1, 7.50%, 12/25/32*	115,351
1,668,002	Credit Suisse Mortgage Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(b)(c)	1,720,779
864,396	Deephaven Residential Mortgage Trust, Series 18-1A, Class A1, 2.98%, 12/25/57*(b)(c)	863,513
1,428,432	EverBank Mortgage Loan Trust, Series 2018-1, Class A4, 3.50%, 2/25/48*(b)(c)	1,465,928
2,624,947	Flagstar Mortgage Trust, Series 2017-1, Class 1A5, 3.50%, 3/25/47*(b)(c)	2,706,977
101,775	Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/57*(b)(c)	102,493
53,213	GSR Mortgage Loan Trust, Series 2003-3F, Class 2A1, 4.50%, 4/25/33*	53,305
2,074	GSR Mortgage Loan Trust, Series 2005-8F, Class 7A1, 5.50%, 10/25/20*	1,111
26,348	GSR Mortgage Loan Trust, Series 2005-8F, Class 3A4, 6.00%, 11/25/35*	19,106
2,045,256	JPMorgan Mortgage Trust, Series 2017-2, Class A4, 3.00%, 5/25/47*(b)(c)	2,087,190
1,278,687	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(b)(c)	1,308,275
1,263,872	JPMorgan Mortgage Trust, Series 2018-1, Class A5, 3.50%, 6/25/48*(b)(c)	1,292,309
885,245	JPMorgan Mortgage Trust, Series 2019-2, Class A6, 4.00%, 8/25/49*(b)(c)	892,438
12,946	Lehman Mortgage Trust, Series 2005-3, Class 1A3, 5.50%, 1/25/36*	10,777
1,098,762	MFRA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/57*(b)(c)	1,099,960
1,272,033	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(b)(c)	1,296,295
2,428	Prime Mortgage Trust, Series 2005-2, Class 1A3, 5.25%, 7/25/20*	2,421
1,122,334	PSMC Trust, Series 2018-1, Class A3, 3.50%, 2/25/48*(b)(c)	1,148,933
9,058	Residential Funding Mortgage Securities I, Series 2005-S7, Class A1, 5.50%, 11/25/35*	8,705

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$14,750	Residential Funding Mortgage Securities I, Series 2003-S9, Class A1, 6.50%, 3/25/32*	$15,251
1,105,386	Sequoia Mortgage Trust, Series 2018-5, Class A4, 3.50%, 5/25/48*(b)(c)	1,128,185
607,371	Sequoia Mortgage Trust, Series 2018-CH1, Class A10, 4.00%, 2/25/48*(b)(c)	614,524
585,668	Sequoia Mortgage Trust, Series 2018-CH2, Class A12, 4.00%, 6/25/48*(b)(c)	595,543
101,576	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	105,144
719,325	Verus Securitization Trust, Series 2017-SG1A, Class A1, 2.69%, 11/25/47*(b)(c)	718,606
1,838,927	Verus Securitization Trust, Series 2018-1, Class A1, 2.93%, 2/25/48*(b)(c)	1,839,206
1,477,825	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(b)(c)	1,504,914
5,272	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*	5,369
		25,186,840
Subprime Mortgage Backed Securities (3.3%)
809,351	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.75%, 2/25/55*(b)(c)	817,655
831,354	Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75%, 10/25/56*(b)(c)	848,611
1,586,309	Towd Point Mortgage Trust, Series 2017-2, Class A1, 2.75%, 4/25/57*(b)(c)	1,611,711
1,021,059	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	1,046,813
		4,324,790
U.S. Government Agency Mortgage Backed Securities (16.9%)
402,911	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	406,242
241,366	Fannie Mae, Series 2012-31, Class PA, 2.00%, 4/25/41	244,859
564,540	Fannie Mae, Series 2012-51, Class EB, 2.00%, 1/25/40	569,935
555,835	Fannie Mae, Series 2012-96, Class PD, 2.00%, 7/25/41	564,823
428,738	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	434,821
254,130	Fannie Mae, Series 2013-68, Class LE, 2.00%, 4/25/43	256,462
286,931	Fannie Mae, Series 2011-126, Class ED, 2.25%, 4/25/40	290,178
190,514	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	195,750
304,265	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	308,940
46,752	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	47,604
2,476,572	Fannie Mae, Series 18-83, Class LC, 3.00%, 11/25/48	2,551,722
145,564	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	153,362
40,043	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	40,138
549,919	Fannie Mae, Series 2014-1, Class AB, 3.00%, 6/25/43	572,148
16,789	Fannie Mae, 3.33% (US0012M + 132 bps), 1/1/35, Pool #805386	17,414

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,829	Fannie Mae, 3.69% (H15T1Y + 187 bps), 12/1/22, Pool #303247	$3,890
2,996	Fannie Mae, 4.16% (H15T1Y + 216 bps), 6/1/32, Pool #725286	3,098
43,288	Fannie Mae, 4.49% (H15T1Y + 229 bps), 2/1/30, Pool #556998	44,446
952,663	Fannie Mae, Series 2003-W14, Class 2A, 4.49%, 1/25/43*(b)	1,000,045
715,194	Fannie Mae, Series 2003-W16, Class AF5, 4.54%, 11/25/33*(b)	785,754
2,181,178	Fannie Mae, Series 2003-W12, Class 3A, 4.60%, 3/25/43*(b)	2,301,657
2,725,000	Fannie Mae, Series 2004-W3, Class A7, 5.50%, 5/25/34*	3,108,957
16,870	Fannie Mae, Series 2001-W4, Class AF6, 5.61%, 1/25/32*(b)	18,020
1,005	Fannie Mae, Series 1992-129, Class L, 6.00%, 7/25/22	1,046
12,213	Fannie Mae, Series 2001-W2, Class AF6, 6.59%, 10/25/31*(b)	12,979
9,885	Fannie Mae, Series 2001-W1, Class AF6, 6.90%, 7/25/31*(b)	11,823
32	Fannie Mae, Series 1991-108, Class J, 7.00%, 9/25/21	33
217	Fannie Mae, Series 1992-195, Class C, 7.50%, 10/25/22	227
1,000	Fannie Mae, Series 1996-42, Class LL, 7.50%, 9/25/26	1,103
193,561	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	197,064
1,003,522	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	1,009,418
217,434	Freddie Mac, Series 3982, Class MD, 2.00%, 5/15/39	220,222
365,241	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	372,968
521,660	Freddie Mac, Series 4030, Class DA, 2.00%, 2/15/41	528,511
749,351	Freddie Mac, Series 4079, Class WA, 2.00%, 8/15/40	757,367
941,352	Freddie Mac, Series 4272, Class YG, 2.00%, 11/15/26	958,223
308,016	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	313,563
671,974	Freddie Mac, Series 4039, Class ME, 2.00%, 12/15/40(b)	678,751
68,162	Freddie Mac, Series 3890, Class BA, 2.50%, 11/15/40	69,411
508,813	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	523,090
602,381	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	619,743
36,422	Freddie Mac, Series 3752, Class JA, 2.75%, 4/15/40	36,533
111,993	Freddie Mac, Series 4017, Class MA, 3.00%, 3/15/41	114,662
680,776	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	721,353

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$4,094	Freddie Mac, 3.67% (US0006M + 154 bps), 4/1/36, Pool #1N0148	$4,242
446,259	Freddie Mac, Series T-67, Class 1A1C, 3.69%, 3/25/36*(b)	457,700
14,329	Freddie Mac, 4.00%, 9/1/33, Pool #N31025	15,090
106,620	Freddie Mac, Series 3688, Class HQ, 6.00%, 11/15/21	108,381
1,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	1,005
115	Freddie Mac, Series 180, Class H, 6.50%, 9/15/21*	115
266	Freddie Mac, Series 1163, Class JA, 7.00%, 11/15/21*	268
897	Freddie Mac, Series 1474, Class E, 7.00%, 2/15/23*	946
1,044	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	1,103
721	Freddie Mac, Series 1312, Class I, 8.00%, 7/15/22*	764
366,408	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	372,136
1,385	Government National Mortgage Assoc., Series 2012-14, Class PE, 3.00%, 11/20/40*	1,384
1,078	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/21, Pool #8889	1,086
2,300	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 12/20/27, Pool #80141	2,380
5,263	Government National Mortgage Assoc., 3.13% (H15T1Y + 150 bps), 11/20/29, Pool #876947	5,305
12,176	Government National Mortgage Assoc., 3.88% (H15T1Y + 150 bps), 5/20/34, Pool #80916	12,708
1,916	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/23, Pool #8123	1,948
2,913	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8580	2,991
4,209	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 1/20/25, Pool #8585	4,322
1,428	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/26, Pool #8832	1,443
3,501	Government National Mortgage Assoc., 4.00% (H15T1Y + 150 bps), 3/20/29, Pool #80263	3,541
104	Government National Mortgage Assoc., 6.50%, 12/15/25, Pool #414856	115
82	Government National Mortgage Assoc., 7.00%, 4/20/24, Pool #1655	86
32	Government National Mortgage Assoc., 7.00%, 11/20/26, Pool #2320	32
251	Government National Mortgage Assoc., 7.50%, 3/15/24, Pool #376439	257
		22,067,703
Total Mortgage Backed Securities		55,165,486

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Corporate Bonds (10.3%)
Banks (4.4%)
$1,450,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	$1,525,898
1,500,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	1,543,032
1,000,000	Mizuho Financial Group, Inc., 3.55%, 3/5/23	1,052,486
1,500,000	Wells Fargo & Co., 2.63%, 7/22/22	1,537,594
		5,659,010
Capital Markets (0.0%)
2,000,000	Lehman Brothers Holdings, Inc., 6.00%, 7/19/12, MTN (d)	25,000
Diversified Telecommunication Services (1.3%)
1,743,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100*	1,757,132
Interactive Media & Services (2.4%)
3,000,000	Baidu, Inc., 3.88%, 9/29/23, Callable 8/29/23 @ 100*	3,177,483
Tobacco (1.8%)
2,150,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100*	2,405,643
Trading Companies & Distributors (0.4%)
447,000	Aviation Capital Group LLC, 7.13%, 10/15/20 (c)	461,836
Total Corporate Bonds		13,486,104

Taxable Municipal Bonds (1.0%)
Georgia (1.0%)
1,175,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	1,294,392
Total Taxable Municipal Bonds		1,294,392

Share or Principal Amount	Security Description	Value
U.S. Government Agency Securities (3.5%)
Federal Farm Credit Bank
$1,000,000	2.04%, 2/26/25	$1,000,000
3,503,000	2.23%, 10/15/26, Callable 10/15/20 @ 100*	3,517,706
Total U.S. Government Agency Securities		4,517,706

U.S. Treasury Obligations (23.6%)
U.S. Treasury Notes
5,930,000	1.50%, 10/31/21	5,984,667
17,925,000	1.50%, 10/31/24	18,400,433
6,050,000	1.63%, 8/15/29	6,321,068
Total U.S. Treasury Obligations		30,706,168

Investment in Affiliates (8.3%)
10,828,515	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(e)	10,828,515
Total Investment in Affiliates		10,828,515

Total Investments (Cost $122,325,346)(f) - 94.9%		123,608,049
Other assets in excess of liabilities — 5.1%		6,608,114
Net Assets - 100.0%		$130,216,163

See notes to financial statements

Schedule of Portfolio Investments	Limited Duration Fund
February 29, 2020 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed illiquid according to the policies and procedures adopted by the Board of Trustees. At February 29, 2020, illiquid securities were 1.2% of the Fund’s net assets.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Issuer has defaulted on the payment of interest.
(e)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(f)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

12MTA	12 Month Treasury Average
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0006M	6 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2020 (Unaudited)

Share or Principal Amount	Security Description	Value
Asset Backed Securities (7.4%)
$315,475	AccessLex Institute, Series 2007-1, Class C, 2.19% (US0003M + 40 bps), 10/25/35*	$276,934
272,569	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52(a)	288,522
234,299	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(a)	235,136
300,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(a)	307,109
300,000	Santander Drive Auto Receivables Trust, Series 2017-1, Class D, 3.17%, 4/17/23*	303,813
570,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.43% (US0001M + 180 bps), 9/25/43*	566,039
200,900	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	210,129
Total Asset Backed Securities		2,187,682

Mortgage Backed Securities† (34.9%)
Alt-A - Fixed Rate Mortgage Backed Securities (2.2%)
1,502	Bank of America Alternative Loan Trust, Series 2005-9, Class 5A1, 5.50%, 10/25/20*	1,468
64,202	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	61,933
4,314	Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A4, 5.25%, 3/25/35*	4,388
14,361	Countrywide Alternative Loan Trust, Series 2004-5CB, Class 1A1, 6.00%, 5/25/34*	14,961
80,678	Countrywide Alternative Loan Trust, Series 2006-J8, Class A2, 6.00%, 2/25/37*	56,256
62,424	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.16%, 6/25/36*(b)	61,378
11,727	Master Alternative Loans Trust, Series 2004-1, Class 4A1, 5.50%, 2/25/34*	12,037
3,768	Master Alternative Loans Trust, Series 2004-13, Class 12A1, 5.50%, 12/25/19*	3,448
18,467	Master Alternative Loans Trust, Series 2004-4, Class 1A1, 5.50%, 5/25/34*	18,953
161	Master Alternative Loans Trust, Series 2005-1, Class 5A1, 5.50%, 1/25/20*	167
42,005	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	43,767
20,312	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,092
8,335	Master Alternative Loans Trust, Series 2003-7, Class 6A1, 6.50%, 12/25/33*	8,620
19,221	Master Alternative Loans Trust, Series 2004-4, Class 8A1, 6.50%, 5/25/34*	19,879
32,008	Master Alternative Loans Trust, Series 2004-6, Class 6A1, 6.50%, 7/25/34*	33,451
7,089	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(b)	7,318
2,492	Nomura Asset Acceptance Corp., Series 2005-WF1, Class 2A5, 5.16%, 3/25/35*(b)	2,642
31,785	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(b)	24,539
90,177	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(b)	34,293
43,553	Ocwen Residential MBS Corp., Series 1998-R1, Class B1, 3.77%, 10/25/40*(a)(b)	41,724
218	Residential Accredit Loans, Inc., Series 2003-QS18, Class A1, 5.00%, 9/25/18*	175

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$5,526	Residential Accredit Loans, Inc., Series 2006-QS18, Class 3A3, 5.75%, 12/25/21*	$5,256
13,477	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	12,982
29,934	Residential Accredit Loans, Inc., Series 2006-QS12, Class 1A2, 6.50%, 9/25/36*	22,571
45,855	Residential Asset Securitization Trust, Series 2005-A14, Class A5, 5.50%, 12/25/35*	37,374
57,619	Residential Asset Securitization Trust, Series 2006-A8, Class 1A1, 6.00%, 8/25/36*	50,226
52,535	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-6, Class 1CB, 6.50%, 8/25/35*	52,963
		653,861
Prime Adjustable Rate Mortgage Backed Securities (2.1%)
8,689	Bank of America Funding Corp., Series 2004-B, Class 5A1, 4.26%, 11/20/34*(b)	8,634
7,014	Bear Stearns Mortgage Trust, Series 2004-9, Class 12A3, 4.04%, 11/25/34*(b)	7,097
2,820	Bear Stearns Mortgage Trust, Series 2003-7, Class 4A, 4.15%, 10/25/33*(b)	2,972
11,571	Countrywide Home Loans, Series 2004-2, Class 2A1, 3.22%, 2/25/34*(b)	11,251
5,739	Countrywide Home Loans, Series 2004-12, Class 10A1, 4.11%, 8/25/34*(b)	5,775
17,031	HomeBanc Mortgage Trust, Series 2006-1, Class 1A1, 3.71%, 4/25/37*(b)	15,122
235,815	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.96%, 10/25/29*(a)(b)	241,507
5,462	JPMorgan Mortgage Trust, Series 2006-A2, Class 2A1, 3.85% (US0003M + 101 bps), 4/25/36*	5,382
26,672	JPMorgan Mortgage Trust, Series 2006-A6, Class 1A4L, 4.12%, 10/25/36*(b)	24,010
261,368	JPMorgan Mortgage Trust, Series 2005-A6, Class 3A3, 4.33%, 9/25/35*(b)	251,684
35,603	JPMorgan Mortgage Trust, Series 2005-A1, Class 3A4, 4.33%, 2/25/35*(b)	36,983
1,743	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.72%, 8/20/35*(b)	172
		610,589
Prime Fixed Mortgage Backed Securities (9.3%)
6,878	American Home Mortgage Investment Trust, Series 2005-2, Class 5A1, 5.56%, 9/25/35*(b)	6,675
16,022	Chase Mortgage Finance Corp., Series 2007-S2, Class 2A1, 5.50%, 3/25/37*	12,310
8,481	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	9,029
8,952	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A3, 6.75%, 7/25/34*	9,901
4,882	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A1, 6.25%, 12/25/33*	5,054
2,551	Countrywide Home Loans, Series 2004-J6, Class 1A2, 5.25%, 8/25/24*	2,540
9,894	Countrywide Home Loans, Series 2005-29, Class A1, 5.75%, 12/25/35*	8,326
4,023	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-1, Class 4A1, 5.00%, 12/31/99*	4,156

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$24,321	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 8A1, 6.00%, 11/25/33*	$25,093
9,058	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1, 6.50%, 4/25/33*	9,368
200,097	Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3, 3.50%, 10/25/47*(a)(b)	204,474
289,656	Credit Suisse Mortgage Trust, Series 2018-J1, Class A26, 3.50%, 2/25/48*(a)(b)	295,122
279,348	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	285,374
161,146	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(a)(b)	162,603
104,709	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(b)	106,635
193,165	GSR Mortgage Loan Trust, Series 2020-PJ1, Class A6, 3.50%, 5/1/50*(b)	198,636
219,068	GSR Mortgage Loan Trust, Series 2004-13F, Class 2A1, 4.25%, 11/25/34*	226,688
117	GSR Mortgage Loan Trust, Series 2004-10F, Class 2A4, 5.00%, 8/25/19*	117
866	GSR Mortgage Loan Trust, Series 2003-2F, Class 3A1, 6.00%, 3/25/32*	896
277,566	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	282,403
284,661	Mill City Mortgage Loan Trust, Series 2019- GS1, Class A1, 2.75%, 7/25/59*(a)(b)	291,503
26,220	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	28,181
2,280	Prime Mortgage Trust, Series 2004-CL1, Class 1A1, 6.00%, 2/25/34*	2,445
212,832	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48*(a)(b)	216,822
54,489	Residential Asset Mortgage Products, Inc., Series 2005-SL2, Class A3, 7.00%, 2/25/32*	52,624
168,150	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(a)(b)	169,061
117,271	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	118,737
12,603	Structured Asset Mortgage Investments, Inc., Series 1999-2, Class 3A, 6.75%, 5/25/29*	13,046
136	Structured Asset Securities Corp., Series 1997- 2, Class 2A4, 7.25%, 3/28/30*	142
1,442	Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S11, Class 1A, 5.00%, 11/25/33*	1,470
660	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	702
		2,750,133
Subprime Mortgage Backed Securities (1.1%)
101,560	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	104,208
221,170	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	229,325
		333,533
U.S. Government Agency Mortgage Backed Securities (20.2%)
50,364	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	50,780
233	Fannie Mae, Series 1992-45, Class F, 1.51% (T7Y ), 4/25/22	232

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$101,112	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	$102,035
297,449	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	302,166
248,893	Fannie Mae, Series 2012-8, Class KA, 2.00%, 6/25/41	252,585
71,456	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	72,470
95,257	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	97,875
121,706	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	123,577
297,122	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	305,258
129,059	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	132,680
23,376	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	23,802
226,031	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	233,825
350,408	Fannie Mae, Series 2015-12, Class PC, 2.50%, 7/25/44	359,288
262,509	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	279,076
134,647	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	141,860
10,011	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	10,035
266,235	Fannie Mae, Series 2012-50, Class LG, 3.00%, 9/25/40	269,965
297,829	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	316,291
238,672	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	268,264
1,970	Fannie Mae, 3.86% (US0012M + 186 bps), 1/1/37, Pool #906675	2,097
1,667	Fannie Mae, 4.02% (US0012M + 162 bps), 9/1/33, Pool #739372	1,728
151	Fannie Mae, 6.00%, 4/1/35, Pool #735503	176
151	Fannie Mae, Series 1990-89, Class K, 6.50%, 7/25/20	151
1,036	Fannie Mae, Series 2001-55, Class PC, 6.50%, 10/25/31	1,204
11,673	Fannie Mae, Series 2003-W2, Class 1A2, 7.00%, 7/25/42*	14,003
490	Fannie Mae, Series 2002-T1, Class A3, 7.50%, 11/25/31*	592
1,002	Fannie Mae, Series 1992-31, Class M, 7.75%, 3/25/22	1,051
258	Fannie Mae, Series G-32, Class L, 8.00%, 10/25/21	268
41	Fannie Mae, Series G-32, Class N, 8.10%, 10/25/21	42
274	Fannie Mae, Series 1991-66, Class J, 8.13%, 6/25/21	283
47	Fannie Mae, Series 1991-18, Class H, 8.50%, 3/25/21	48
21	Fannie Mae, Series G-7, Class E, 8.90%, 3/25/21	21
49	Freddie Mac, Series 1222, Class P, 1.21% (T10Y - 40 bps), 3/15/22*	49

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$48,390	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	$49,266
140,435	Freddie Mac, Series 4220, Class KC, 1.50%, 5/15/32	141,260
300,000	Freddie Mac, 1.75%, 12/30/24*(b)	300,125
118,219	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	120,278
264,511	Freddie Mac, Series 4076, Class QC, 2.00%, 11/15/41	266,960
170,963	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	174,042
113,181	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	115,095
305,303	Freddie Mac, Series 3908, Class B, 2.50%, 6/15/39	316,643
217,245	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	224,922
109,433	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	112,587
168,609	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	179,763
122,435	Freddie Mac, Series 4332, Class NH, 3.00%, 9/15/43	127,158
194,767	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	206,376
14,350	Freddie Mac, 5.37% (H15T1Y + 228 bps), 8/1/34, Pool #755230	14,907
781	Freddie Mac, Series 1136, Class H, 6.00%, 9/15/21*	798
2,000	Freddie Mac, Series 2454, Class LL, 6.25%, 4/15/32	2,010
379	Freddie Mac, Series 1128, Class IB, 7.00%, 8/15/21*	384
1,289	Freddie Mac, Series 1379, Class H, 7.00%, 10/15/22*	1,348
1,211	Freddie Mac, Series 1714, Class K, 7.00%, 4/15/24*	1,305
51	Freddie Mac, Series 1052, Class G, 7.50%, 3/15/21*	51
1,482	Freddie Mac, Series 1904, Class D, 7.50%, 10/15/26*	1,665
188	Freddie Mac, Series 1119, Class H, 7.75%, 8/15/21*	194
1,638	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	1,715
2,472	Freddie Mac, Series 1310, Class J, 8.00%, 6/15/22*	2,611
33,981	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	34,125
78,516	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	79,744
70,406	Government National Mortgage Assoc., Series 2010-69, Class MC, 2.50%, 4/20/40	71,184
38,773	Government National Mortgage Assoc., Series 2010-98, Class CH, 3.00%, 10/20/39	39,561
50,760	Government National Mortgage Assoc., Series 2010-98, Class MG, 3.00%, 8/20/39	51,920
5,413	Government National Mortgage Assoc., 7.00%, 3/15/26, Pool #419128	5,427
74	Government National Mortgage Assoc., 7.00%, 3/20/27, Pool #2394	81

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$871	Government National Mortgage Assoc., 8.00%, 5/15/23, Pool #343406	$874
525	Government National Mortgage Assoc., 8.00%, 10/20/24, Pool #1884	564
58	Government National Mortgage Assoc., 8.00%, 2/20/26, Pool #2171	64
133	Government National Mortgage Assoc., 8.00%, 3/20/26, Pool #2187	144
1,512	Government National Mortgage Assoc., 8.00%, 4/20/26, Pool #2205	1,637
3,913	Government National Mortgage Assoc., 8.00%, 5/20/26, Pool #2219	4,296
		6,014,861
Total Mortgage Backed Securities		10,362,977

Corporate Bonds (19.1%)

Banks (2.4%)
385,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	405,152
290,000	Wells Fargo & Co., 3.00%, 10/23/26	307,198
		712,350
Beverages (1.0%)
300,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	307,364
Biotechnology (1.2%)
350,000	Amgen, Inc., 2.20%, 5/11/20	350,267
Capital Markets (3.2%)
290,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	311,486
925,350	Preferred Term Securities XX, Class B2, 2.34% (US0003M + 45 bps), 3/22/38, Callable 4/9/20 @ 100*(a)	647,746
		959,232
Diversified Financial Services (1.2%)
350,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	363,521
Diversified Telecommunication Services (1.5%)
360,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	445,497
Electric Utilities (1.0%)
275,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	292,492
Equity Real Estate Investment Trusts (0.7%)
210,683	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	218,317
Food Products (1.3%)
350,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	380,499
Hotels, Restaurants & Leisure (1.4%)
420,000	Royal Caribbean Cruises, Ltd., 2.65%, 11/28/20	420,799
Industrial Conglomerates (1.3%)
375,000	General Electric Co., 3.10%, 1/9/23	388,977
Insurance (1.1%)
300,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	314,526
Multiline Retail (0.5%)
142,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	142,107

See notes to financial statements

Schedule of Portfolio Investments	Moderate Duration Fund
February 29, 2020 (Unaudited)	Concluded

Share or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Technology Hardware, Storage & Peripherals (1.3%)
$350,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	$383,136
Total Corporate Bonds		5,679,084

Taxable Municipal Bonds (10.1%)
Alabama (1.1%)
300,000	The Water Works Board City of Birmingham Revenue, 2.60%, 1/1/27	314,967
California (2.0%)
600,000	Riversid Unified School District, GO, 2.27%, 2/1/25	629,082
Missouri (0.6%)
165,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	165,662
New York (2.2%)
300,000	New York City Housing Development Corp. Revenue, Series L, 2.84%, 11/1/28, Continuously Callable @100	322,338
300,000	New York City Transitional Finance Authority Revenue, 2.63%, 11/1/29	322,494
		644,832
Rhode Island (1.4%)
400,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	430,140
Texas (1.1%)
300,000	Midland County Fresh Water Supply District No. 1 Revenue, 2.37%, 9/15/26	315,891
Wisconsin (1.7%)
465,000	Public Financial Authority Wisconsin Revenue, 4.45%, 10/1/25, Insured by: AGC	497,373
Total Taxable Municipal Bonds		2,997,947

Share or Principal Amount	Security Description	Value
U.S. Government Agency Securities (1.0%)
Federal Farm Credit Bank
$300,000	1.94%, 4/23/24, Callable 4/23/20 @ 100*	$300,214
Total U.S. Government Agency Securities		300,214

U.S. Treasury Obligations (13.5%)
U.S. Treasury Inflation Indexed Notes
989,382	0.38%, 7/15/25	1,033,735
U.S. Treasury Notes
1,866,000	1.38%, 10/15/22	1,889,762
770,000	2.00%, 4/30/24	804,079
267,000	2.25%, 2/15/27	288,662
		2,982,503
Total U.S. Treasury Obligations		4,016,238

Investment Companies (1.0%)
3,122	Vanguard Intermediate-Term Corporate Bond ETF	293,968
Total Investment Companies		293,968

Investment in Affiliates (3.2%)
945,381	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(c)	945,381

Total Investment in Affiliates		945,381

Total Investments (Cost $26,198,386)(d) - 90.2%		26,783,491
Other assets in excess of liabilities — 9.8%		2,908,766
Net Assets - 100.0%		$29,692,257

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.

(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGC	Assured Guaranty Corporation
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
T10Y	10 Year Treasury Constant Maturity Rate
T7Y	7 Year Treasury Constant Maturity Rate
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR
US0012M	12 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Asset Backed Securities (5.4%)
$994,960	AccessLex Institute, Series 2007-1, Class C, 2.19% (US0003M + 40 bps), 10/25/35*	$873,409
304,916	American Credit Acceptance Receivables Trust, Series 2017-4, Class C, 2.94%, 1/10/24*(a)	305,363
24,871	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC7, Class A1, 5.50%, 1/25/34*(b)	25,928
495,580	Corevest American Finance Trust, Series 2019-1, Class A, 3.32%, 3/15/52(a)	524,585
780,995	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(a)	783,788
1,000,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(a)	1,023,697
109	RAAC, Series 2004-SP1, Class AI4, 5.28%, 8/25/27*(b)	109
940,500	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(a)	1,002,984
45,240	Structured Asset Securities Corp., Series 2003-AL2, Class A, 3.36%, 1/25/31(a)	45,335
428,773	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	439,583
499,800	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(a)	522,760
Total Asset Backed Securities		5,547,541

Mortgage Backed Securities† (34.4%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.1%)
70,943	Bear Stearns Alternative-A Trust, Series 2006-6, Class 32A1, 3.77%, 11/25/36*(b)	58,799
14,982	JPMorgan Alternative Loan Trust, Series 2006-S4, Class A6, 5.71%, 12/25/36*(b)	15,007
		73,806
Alt-A - Fixed Rate Mortgage Backed Securities (1.0%)
13,783	Bank of America Alternative Loan Trust, Series 2005-9, Class 1CB3, 5.50%, 10/25/35*	14,132
16,813	Bank of America Alternative Loan Trust, Series 2006-4, Class CB1, 6.50%, 5/25/46*	17,482
38,521	Chaseflex Trust, Series 2005-2, Class 1A1, 6.00%, 6/25/35*	37,160
25,617	Chaseflex Trust, Series 2007-1, Class 1A3, 6.50%, 2/25/37*	15,030
69,786	Countrywide Alternative Loan Trust, Series 2005-46CB, Class A3, 5.50%, 10/25/35*	66,961
52,462	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	51,571
10,514	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.00%, 10/25/34*	10,792
27,885	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 1A4, 6.00%, 4/25/36*	21,785
191,182	Countrywide Alternative Loan Trust, Series 2007-9T1, Class 1A7, 6.00%, 5/25/37*	131,819
205,414	Countrywide Alternative Loan Trust, Series 2006-36T2, Class 2A4, 6.25%, 12/25/36*	140,941
12,019	Master Alternative Loans Trust, Series 2003-8, Class 3A1, 5.50%, 12/25/33*	12,348
3,752	Master Alternative Loans Trust, Series 2004-13, Class 8A1, 5.50%, 1/25/25*	3,774
26,850	Master Alternative Loans Trust, Series 2005-3, Class 1A1, 5.50%, 4/25/35*	27,637
52,163	Master Alternative Loans Trust, Series 2004-3, Class 3A1, 6.00%, 4/25/34*	53,804

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$52,506	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	$54,709
20,312	Master Alternative Loans Trust, Series 2004-6, Class 7A1, 6.00%, 7/25/34*	21,092
23,528	Master Alternative Loans Trust, Series 2005-3, Class 7A1, 6.00%, 4/25/35*	24,689
4,205	Master Alternative Loans Trust, Series 2003-7, Class 5A1, 6.25%, 11/25/33*	4,348
11,412	Master Alternative Loans Trust, Series 2004-3, Class 2A1, 6.25%, 4/25/34*	11,789
19,253	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	18,545
230,484	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	205,485
130,912	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	91,552
		1,037,445
Prime Adjustable Rate Mortgage Backed Securities (1.2%)
979,540	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.96%, 10/25/29*(a)(b)	1,003,185
7,675	JPMorgan Mortgage Trust, Series 2006-A4, Class 3A1, 4.33%, 6/25/36*(b)	6,816
224,360	JPMorgan Mortgage Trust, Series 2005-A6, Class 2A4, 4.56%, 8/25/35*(b)	228,721
23,441	MLCC Mortgage Investors, Inc., Series 2004-HB1, Class A3, 3.57%, 4/25/29*(b)	23,464
6,327	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-5, Class 4A1, 3.79%, 6/25/36*(b)	5,403
872	Wachovia Mortgage Loan Trust LLC, Series 2005-A, Class 4A2, 4.72%, 8/20/35*(b)	86
		1,267,675
Prime Fixed Mortgage Backed Securities (11.8%)
2,972	Chase Mortgage Finance Corp., Series 2002-S4, Class A23, 6.25%, 3/25/32*	3,070
159,381	Chaseflex Trust, Series 2006-2, Class A5, 4.58%, 9/25/36*(b)	163,403
23,065	Citigroup Mortgage Loan Trust, Inc., Series 2005-1, Class 3A1, 6.50%, 4/25/35	24,556
4,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	4,099
47,607	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	48,818
6,991	Countrywide Home Loans, Series 2004-18, Class A1, 6.00%, 10/25/34*	7,182
7,468	Countrywide Home Loans, Series 2004-21, Class A10, 6.00%, 11/25/34*	7,703
89,034	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	63,193
105,687	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 3A1, 6.00%, 10/25/35*	54,932
711	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 1A1, 4.50%, 10/25/21*.	670
1,451,949	Credit Suisse Mortgage Trust, Series 2018-J1, Class A26, 3.50%, 2/25/48*(a)(b)	1,479,339
165,774	Deephaven Residential Mortgage Trust, Series 2018-2A, Class A1, 3.48%, 4/25/58*(a)(b)	165,519
122	First Nationwide Trust, Series 2001-3, Class 1A1, 6.75%, 8/21/31	127

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 29, 2020 (Unaudited)	Continued

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$931,161	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(a)(b)	$951,246
393,038	Flagstar Mortgage Trust, Series 2018-5, Class A7, 4.00%, 9/25/48*(a)(b)	396,592
2,283	GMAC Mortgage Corp. Loan Trust, Series 2003-GH2, Class A4, 5.50%, 10/25/33*(b)	2,360
865,235	GS Mortgage-Backed Securities Trust, Series 2018-RPL1, Class A1A, 3.75%, 10/25/57*(a)	913,664
658,743	GSR Mortgage Loan Trust, Series 2020-PJ1, Class A6, 3.50%, 5/1/50*(b)	677,399
775,629	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(a)(b)	789,145
323,831	JPMorgan Mortgage Trust, Series 2017-3, Class 1A5, 3.50%, 8/25/47*(a)(b)	331,325
26,102	JPMorgan Mortgage Trust, Series 2006-A2, Class 3A2, 3.74%, 4/25/36*(b)	24,006
28,527	JPMorgan Mortgage Trust, Series 2004-S2, Class 4A5, 6.00%, 11/25/34*	29,102
474,434	Mill City Mortgage Loan Trust, Series 2019- GS1, Class A1, 2.75%, 7/25/59*(a)(b)	485,839
32,894	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 3A, 6.00%, 4/25/34*	35,354
9,421	Nomura Asset Acceptance Corp., Series 2003- A1, Class A2, 6.00%, 5/25/33*	9,832
699,618	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 11/25/48*(a)(b)	712,962
712,817	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48*(a)(b)	726,182
138,412	RAAC, Series 2004-SP2, Class A22, 6.00%, 1/25/32*	141,350
747,962	Sequoia Mortgage Trust, Series 2017-7, Class A4, 3.50%, 10/25/47*(a)(b)	770,774
644,574	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(a)(b)	648,066
710,394	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(a)(b)	723,506
280,933	Sequoia Mortgage Trust, Series 2018-6, Class A4, 4.00%, 7/25/48*(a)(b)	283,324
480,995	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(a)(b)	487,008
37,889	TBW Mortgage Backed Pass-Through Certificates, Series 2006-2, Class 7A1, 7.00%, 7/25/36*	9,870
261,128	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-3, Class 1CB5, 5.50%, 5/25/35*	264,093
8,473	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-CB1, Class 4A, 6.00%, 6/25/34*	9,181
59,271	Washington Mutual Mortgage Pass-Through Certificates, Series 2004-RA1, Class 2A, 7.00%, 3/25/34*	63,078
717,410	WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/45*(a)(b)	739,213
		12,247,082
Subprime Mortgage Backed Securities (1.5%)
622,846	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(a)(b)	638,556

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Subprime Mortgage Backed Securities, continued:
$270,826	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(a)(b)	$277,889
626,649	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(a)(b)	649,753
		1,566,198
U.S. Government Agency Mortgage Backed Securities (18.8%)
227,652	Fannie Mae, Series 2010-102, Class PE, 2.00%, 9/25/40	231,557
168,520	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	170,059
378,978	Fannie Mae, Series 2012-111, Class EC, 2.00%, 12/25/41	387,336
703,170	Fannie Mae, Series 2012-30, Class BA, 2.00%, 6/25/41	714,321
704,542	Fannie Mae, Series 2012-83, Class AH, 2.00%, 11/25/41	717,125
385,864	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	391,339
293,265	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	300,217
371,154	Fannie Mae, Series 2012-30, Class CB, 2.25%, 10/25/41	381,268
190,514	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	195,750
152,133	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(b)	154,471
990,406	Fannie Mae, Series 2, Class JD, 2.50%, 2/25/50	1,017,527
215,664	Fannie Mae, Series 2010-100, Class LA, 2.50%, 7/25/40	221,715
367,052	Fannie Mae, Series 2012-111, Class QC, 2.50%, 5/25/42	378,431
46,752	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	47,604
169,523	Fannie Mae, Series 2014-61, Class P, 2.50%, 7/25/44	175,369
970,344	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	1,031,582
145,564	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	153,362
10,011	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	10,035
715,348	Fannie Mae, Series 2014-33, Class PE, 3.00%, 4/25/43	748,263
176,690	Fannie Mae, Series 2014-72, Class KA, 3.00%, 10/25/44	183,525
597,740	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	634,796
629,072	Fannie Mae, Series 2016-10, Class BA, 3.00%, 3/25/46(b)	669,363
811,486	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	912,097
931,055	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(b)	1,062,870
12,143	Fannie Mae, 3.93% (H15T1Y + 231 bps), 12/1/27, Pool #422279	12,489
50,935	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	54,356
343	Fannie Mae, 5.00%, 8/1/33, Pool #730856	379
182	Fannie Mae, 5.00%, 7/1/35, Pool #832198	205
241	Fannie Mae, 5.50%, 2/1/33, Pool #683351	270
145	Fannie Mae, 5.50%, 9/1/34, Pool #725773	166

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 29, 2020 (Unaudited)	Continued

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$2,269	Fannie Mae, Series 1998-36, Class ZB, 6.00%, 7/18/28	$2,536
1,000	Fannie Mae, Series 1994-51, Class LL, 6.75%, 3/25/24	1,080
5,106	Fannie Mae, Series 1993-82, Class H, 7.00%, 5/25/23	5,404
1,911	Fannie Mae, Series 1991-171, Class J, 8.00%, 12/25/21	1,997
36,892	Fannie Mae Whole Loan, Series 2003-W6, Class 6A, 4.17%, 8/25/42*(b)	38,354
17,221	Fannie Mae Whole Loan, Series 2002-W11, Class AF5, 5.48%, 11/25/32*(b)	18,682
106,459	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	108,385
236,439	Freddie Mac, Series 3936, Class LA, 2.00%, 6/15/40	240,556
136,535	Freddie Mac, Series 3997, Class AE, 2.00%, 4/15/40	138,674
219,145	Freddie Mac, Series 4019, Class GB, 2.00%, 12/15/41	223,781
895,074	Freddie Mac, Series 4031, Class PA, 2.00%, 3/15/42	912,662
851,494	Freddie Mac, Series 4137, Class GA, 2.00%, 2/15/42	865,008
188,636	Freddie Mac, Series 4461, Class EA, 2.00%, 7/15/37	191,824
762,711	Freddie Mac, Series 3913, Class PC, 2.50%, 3/15/41	784,112
220,937	Freddie Mac, Series 4009, Class PK, 2.50%, 6/15/41*	229,795
829,878	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	859,200
466,845	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	480,301
252,913	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	269,644
272,030	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	284,361
491,469	Freddie Mac, Series 4374, Class GA, 3.00%, 9/15/36	520,763
194,809	Freddie Mac, Series 3721, Class PE, 3.50%, 9/15/40	209,911
69,128	Freddie Mac, Series 3780, Class MK, 3.50%, 10/15/40	73,405
4,563	Freddie Mac, 4.63% (H15T1Y + 213 bps), 4/1/24, Pool #409624	4,607
1,314	Freddie Mac, Series 2610, Class VB, 5.50%, 7/15/24	1,395
219	Freddie Mac, 6.00%, 7/1/35, Pool #A36085	243
1,830	Freddie Mac, Series 2148, Class ZA, 6.00%, 4/15/29	2,056
1,083	Freddie Mac, 6.50%, 2/1/36, Pool #G08113	1,272
12,914	Freddie Mac, Series 2036, Class PD, 6.50%, 3/15/28	14,552
524	Freddie Mac, Series 2278, Class H, 6.50%, 1/15/31	568
1,729	Freddie Mac, Series 1281, Class I, 8.00%, 5/15/22*	1,811
170,118	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	172,778
522,243	Government National Mortgage Assoc., Series 2009-94, Class KB, 3.00%, 9/16/39	553,691

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$194,054	Government National Mortgage Assoc., Series 2011-46, Class GJ, 3.25%, 1/16/41(b)	$205,050
968,814	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	1,009,021
33,887	Government National Mortgage Assoc., Series 2009-93, Class HG, 4.00%, 9/16/39	35,882
2,199	Government National Mortgage Assoc., 7.00%, 9/15/23, Pool #347688	2,301
9,997	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #490215	11,131
3,871	Government National Mortgage Assoc., 7.50%, 11/15/23, Pool #354701	4,115
159	Government National Mortgage Assoc., 9.00%, 7/15/21, Pool #308511	159
		19,438,914
Total Mortgage Backed Securities		35,631,120

Corporate Bonds (21.1%)
Banks (4.0%)
1,320,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	1,389,093
1,315,000	BB&T Corp., 2.15%, 2/1/21, Callable 1/1/21 @ 100*	1,318,772
1,300,000	Wells Fargo & Co., 3.00%, 10/23/26	1,377,095
		4,084,960
Beverages (0.8%)
745,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100*	835,483
Capital Markets (1.6%)
1,300,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	1,396,317
200,000	Intercontinental Exchange, Inc., 3.10%, 9/15/27, Callable 6/15/27 @ 100*	216,216
		1,612,533
Diversified Financial Services (1.5%)
600,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	623,178
850,000	Korea Development Bank, 2.75%, 3/19/23	884,978
		1,508,156
Diversified Telecommunication Services (1.5%)
1,250,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	1,546,866
Electric Utilities (1.0%)
1,000,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	1,063,608
Equity Real Estate Investment Trusts (0.3%)
316,025	JBG/Rockville NCI Campus LLC, Series 2010-A, 3.90%, 7/15/23 (a)	327,476
Food Products (2.4%)
1,025,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	1,114,319
1,150,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	1,338,715
		2,453,034
Health Care Providers & Services (2.1%)
995,000	Montefiore Medical Center, 2.15%, 10/20/26, Callable 4/20/26 @ 100*	1,023,008
1,050,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100*	1,109,791
		2,132,799

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Hotels, Restaurants & Leisure (0.4%)
$345,000	Royal Caribbean Cruises, 5.25%, 11/15/22	$371,099
Industrial Conglomerates (1.1%)
1,120,000	General Electric Co., 3.10%, 1/9/23	1,161,743
Insurance (1.1%)
1,100,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (a)	1,153,263
IT Services (1.1%)
1,000,000	International Business Machines Corp., 3.50%, 5/15/29	1,121,840
Multiline Retail (0.5%)
574,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	574,430
Semiconductors & Semiconductor Equipment (0.3%)
325,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100*	354,851
Technology Hardware, Storage & Peripherals (1.4%)
1,300,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	1,423,077
Total Corporate Bonds		21,725,218

Taxable Municipal Bonds (9.2%)
Georgia (2.2%)
1,955,000	State of Georgia, Build America Bonds, GO, Series H, 4.50%, 11/1/25	2,153,648
Kentucky (0.8%)
750,000	Lexington-Fayette Urban County Airport Board Corp. Revenue, 2.84%, 7/1/31	802,890
Missouri (0.2%)
235,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	235,942
New York (1.3%)
1,260,000	New York City Transitional Finance Authority Revenue, Series F-3, 3.21%, 5/1/29, Continuously Callable @100	1,386,731
Oklahoma (2.3%)
500,000	Grand River Dam Authority Revenue, Series B, 4.55%, 6/1/39, Continuously Callable @100	552,465
1,650,000	University of Oklahoma Health Sciences Center General Revenue, Series A, 3.87%, 7/1/32, Continuously Callable @100	1,856,943
		2,409,408

Share or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Pennsylvania (1.3%)
$1,110,000	City of Bethlehem Lehigh and Northampton Countries, GO, Series C, 5.15%, 11/1/34, Pre-refunded 11/1/24 @ 100, AGM	$1,301,442
Utah (1.1%)
1,175,000	Central Utah Water Conservancy District Taxable Water Conservancy Revenue, Build America Bonds, GO, 5.70%, 10/1/40, Continuously Callable @100	1,178,795
Total Taxable Municipal Bonds		9,468,856

U.S. Government Agency Securities (1.0%)
Federal Farm Credit Bank
1,000,000	1.94%, 4/23/24, Callable 4/23/20 @ 100*	1,000,714
Total U.S. Government Agency Securities		1,000,714

U.S. Treasury Obligations (21.7%)
U.S. Treasury Bonds
8,175,000	2.25%, 8/15/46	9,160,470
U.S. Treasury Inflation Indexed Notes
3,816,651	0.38%, 7/15/25	3,987,748
U.S. Treasury Notes
5,314,000	1.38%, 10/15/22	5,381,671
3,683,000	2.25%, 2/15/27	3,981,812
		9,363,483
Total U.S. Treasury Obligations		22,511,701

Investment Companies (1.0%)
7,710	iShares Iboxx $ Investment Grade Corporate Bond ETF	1,019,108
Total Investment Companies		1,019,108

Investment in Affiliates (4.6%)
4,779,658	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(c)	4,779,658
Total Investment in Affiliates		4,779,658

Total Investments (Cost $96,162,824)(d) - 98.4%		101,683,916
Other assets in excess of liabilities — 1.6%		1,687,332
Net Assets - 100.0%		$103,371,248

See notes to financial statements

Schedule of Portfolio Investments	Bond Fund
February 29, 2020 (Unaudited)	Concluded

(a)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

AGM	Assured Guaranty Municipal Corporation
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund

February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Asset Backed Securities (4.5%)
$34,649	Bayview Financial Mortgage Pass, Series 2005-D, Class AF4, 5.50%, 12/28/35*(a)	$34,554
48,824	Bayview Opportunity Master Fund Trust, Series 2017-RT1, Class A1, 3.00%, 3/28/57*(a)(b)	49,939
39,049	Centex Home Equity Loan Trust, Series 2002-A, Class AF6, 5.54%, 1/25/32*	40,010
65,606	Centex Home Equity Loan Trust, Series 2005-A, Class AF5, 5.78%, 1/25/35*(a)	65,723
13,445	Countrywide Asset-Backed Certificates Trust, Series 2004-13, Class AF5B, 5.10%, 5/25/35*(a)	13,594
98,294	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF4, 5.21%, 3/25/34*(a)	98,799
50,000	GSAA Home Equity Trust, Series 2005-1, Class M1, 5.30%, 11/25/34*(a)	51,065
37,848	Residential Asset Mortgage, Series 2004-RS12, Class MI1, 5.69%, 12/25/34*(a)	39,300
49,423	Residential Asset Securities Corp., Series 2004-KS8, Class MI1, 5.34%, 9/25/34*(a)	51,166
149,272	Specialty Underwriting & Residential Finance, Series 2003-BC4, Class A3B, 4.79%, 11/25/34*(a)	154,714
Total Asset Backed Securities		598,864

Mortgage Backed Securities† (40.4%)
Alt-A - Fixed Rate Mortgage Backed Securities (9.0%)
29,671	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class A1, 5.75%, 6/25/34*(a)	30,694
23,986	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.50%, 7/25/34*	24,606
27,483	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.50%, 8/25/34*	28,210
133,195	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.75%, 12/25/33*	137,089
79,279	Countrywide Alternative Loan Trust, Series 2004-16CB, Class 4A3, 6.00%, 8/25/34*	81,323
48,424	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	49,623
16,750	MASTR Alternative Loans Trust, Series 2004-11, Class 6A1, 5.50%, 10/25/34*	17,611
140,051	MASTR Alternative Loans Trust, Series 2004-7, Class 1A1, 5.50%, 7/25/34*	145,164
160,404	MASTR Alternative Loans Trust, Series 2003-3, Class 2A5, 6.00%, 5/25/33*	165,484
56,323	MASTR Alternative Loans Trust, Series 2004-5, Class 2A1, 6.00%, 6/25/34*	58,159
311,000	Residential Asset Securitization Trust, Series 2003-A7, Class A8, 5.00%, 7/25/33*	320,396
96,000	Residential Asset Securitization Trust, Series 2003-A10, Class A2, 5.20%, 9/25/33*	96,499
26,252	Structured Asset Securities Corp., Series 2004-4XS, Class A3A, 5.10%, 2/25/34*(a)	26,905
		1,181,763
Prime Adjustable Rate Mortgage Backed Securities (6.1%)
69,003	Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 3.80%, 8/25/34*(a)	70,021
132,184	Impac Secured Assets CMN Owner Trust, Series 2003-3, Class A1, 4.89%, 8/25/33*(a)	136,800
296,590	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.50%, 5/25/43*(a)(b)	296,411
45,188	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 3A, 3.95%, 7/25/34*(a)	45,890

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Adjustable Rate Mortgage Backed Securities, continued:
$62,191	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 3A2, 3.98%, 9/25/34*(a)	$63,533
191,232	Winwater Mortgage Loan Trust, Series 2014-1,Class A1, 3.83%, 6/20/44*(a)(b)	197,380
		810,035
Prime Fixed Mortgage Backed Securities (16.0%)
176,026	Alternative Loan Trust, Series 2004-18CB, Class 4A1, 5.50%, 9/25/34*	180,667
23,155	Banc of America Funding Trust, Series 2004-3, Class 1A9, 5.50%, 10/25/34*	24,068
11,831	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A19, 5.75%, 6/25/36*	12,058
13,981	Citicorp Mortgage Securities Trust, Series 2006-3, Class 1A3, 6.25%, 6/25/36*	14,500
165,000	Countrywide Home Loans, Series 2005-6, Class 1A3, 5.15%, 4/25/35*	172,010
40,000	Countrywide Home Loans, Series 2004-10, Class A4, 5.25%, 7/25/34*	41,149
137,000	Countrywide Home Loans, Series 2004-4, Class A4, 5.25%, 5/25/34*	138,671
59,000	Countrywide Home Loans, Series 2004-9, Class A5, 5.25%, 6/25/34*	59,579
112,000	Countrywide Home Loans, Series 2005-5, Class A4, 5.40%, 3/25/35*	114,555
186,491	Countrywide Home Loans, Series 2004-4, Class A9, 5.50%, 5/25/34*	191,612
69,000	Countrywide Home Loans, Series 2004-8, Class 1A3, 5.50%, 7/25/34*	70,706
50,000	Countrywide Home Loans, Series 2004-8, Class 1A7, 5.75%, 7/25/34*	51,423
133,279	Credit Suisse Mortgage Trust, Series 2013-IVR2, Class AD, 1.55%, 4/25/43*(a)(b)	130,999
91,740	Credit Suisse Mortgage Trust, Series 2015-3, Class A9, 3.50%, 3/25/45*(a)(b)	94,643
70,080	Flagstar Mortgage Trust, Series 2017-2, Class A5, 3.50%, 10/25/47*(a)(b)	70,829
79,300	GMAC Mortgage Loan Trust, Series 2004-J2, Class A8, 5.75%, 6/25/34*	81,728
162,334	GSR Mortgage Loan Trust, Series 2004-10F, Class 6A1, 5.00%, 9/25/34*	165,921
71,197	JPMorgan Mortgage Trust, Series 2017-3, Class 1A6, 3.00%, 8/25/47*(a)(b)	72,487
50,382	JPMorgan Mortgage Trust, Series 2017-1, Class A5, 3.50%, 1/25/47*(a)(b)	51,148
112,911	Sequoia Mortgage Trust, Series 2013-4, Class A3, 1.55%, 4/25/43*(a)	110,548
41,587	Sequoia Mortgage Trust, Series 2017-1, Class A4, 3.50%, 2/25/47*(a)(b)	42,626
105,559	Verus Securitization Trust, Series 2018-INV2, Class A1FX, 4.15%, 10/25/58*(a)(b)	107,494
99,000	WaMu Mortgage Pass, Series 2004-RS1, Class A3, 5.50%, 11/25/33*	101,609
		2,101,030
U.S. Government Agency Mortgage Backed Securities (9.3%)
137,171	Fannie Mae, Series 2013-56, Class GM, 2.00%, 8/25/41	140,173
300,000	Fannie Mae, 2.13%, 10/19/29*	300,144
113,576	Fannie Mae, Series 2003-W14, Class 2A, 4.49%, 1/25/43*(a)	119,225
208,724	Fannie Mae, Series 2003-W13, Class AF5, 4.73%, 10/25/33*(a)	221,935

See notes to financial statements

Schedule of Portfolio Investments	Strategic Enhanced Yield Fund
February 29, 2020 (Unaudited)	Concluded

Share or
Principal
Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$166,470	Fannie Mae, Series 2004-W3, Class A8, 5.50%, 5/25/34*	$189,446
81,766	Freddie Mac, Series 4664, Class TC, 3.00%, 6/15/41	83,985
160,107	Freddie Mac, Series 2017-SC01, Class 2A, 3.50%, 12/25/46*	166,019
		1,220,927
Total Mortgage Backed Securities		5,313,755

Corporate Bonds (3.4%)
Tobacco (3.4%)
180,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100*	228,819
156,000	Philip Morris International, Inc., 6.38%, 5/16/38	225,183
Total Corporate Bonds		454,002

U.S. Government Agency Securities (14.7%)
Federal Farm Credit Bank
210,000	2.23%, 10/15/26, Callable 10/15/20 @ 100*	210,882
300,000	2.31%, 2/4/28, Callable 5/4/20 @ 100*	300,188
350,000	2.37%, 1/13/28, Callable 1/13/21 @ 100*	352,007
225,000	2.50%, 10/9/29, Callable 10/9/20 @ 100*	225,855
300,000	2.88%, 12/26/31, Callable 3/26/20 @ 100*	300,133
		1,389,065
Federal Home Loan Bank
200,000	2.75%, 10/24/30, Callable 4/24/20 @ 100*	200,175
350,000	2.78%, 1/9/32, Callable 7/9/20 @ 100*	350,758
		550,933
Total U.S. Government Agency Securities		1,939,998

Share or
Principal
Amount	Security Description	Value
U.S. Treasury Obligations (28.6%)
U.S. Treasury Bonds
$1,070,000	3.00%, 8/15/48	$1,393,089
U.S. Treasury Notes
1,035,000	1.75%, 7/31/24	1,072,317
1,144,000	2.88%, 8/15/28	1,308,897
		2,381,214
Total U.S. Treasury Obligations		3,774,303

Investment in Affiliates (7.9%)
1,037,019	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(c)	1,037,019
Total Investment in Affiliates		1,037,019

Total Investments (Cost $12,661,553)(d) - 99.5%		13,117,941
Other assets in excess of liabilities — 0.5%		70,954
Net Assets - 100.0%		$13,188,895

(a)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.

(d)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

See notes to financial statements

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Municipal Bonds (104.6%)
Colorado (3.1%)
$835,000	City of Colorado Springs, Colorado Variable Rate Demand Utilities System Improvement Revenue, Series C, 1.18%, 11/1/40, Continuously Callable @100, Barclays Bank(a)	$835,000
Connecticut (3.4%)
700,000	State of Connecticut Special Tax Revenue, Series A, 5.00%, 9/1/20	714,301
225,000	State of Connecticut, GO, Series F, 5.00%, 11/15/20	231,566
		945,867
Florida (2.0%)
550,000	Palm Beach County Revenue, 1.18%, 7/1/32, Callable 4/1/20 @ 100, Northern Trust Co.*(a)	550,000
Georgia (1.8%)
500,000	Georgia Private Colleges & Universities Authority Revenue, Series B-3, 1.10%, 9/1/35, Continuously Callable @100(a)	500,000
IIIinois (7.5%)
700,000	Channahon Illinois, Morris Hospital Revenue, 1.18%, 12/1/34, Continuously Callable @100, U.S. Bank NA(a)	700,000
695,000	IIIinois State Finance Authority Revenue, Series C, 1.15%, 2/15/33, Continuously Callable @100, Northern Trust Co.(a)	695,000
250,000	Knox & Warren Counties Community Unit School District No 205 Galesburg, GO, Series B, 4.00%, 12/1/20	255,715
170,000	Sycamore Park District, GO, Series A, 2.00%, 12/15/20, BAM	171,375
200,000	Village of Morton Grove Illinois, GO, 5.00%, 12/15/20	206,448
		2,028,538
Indiana (1.5%)
415,000	Lafayette School Corp., GO, 4.00%, 7/15/20, ST INTERCEPT	419,142
Iowa (2.6%)
700,000	Iowa Finance Authority Revenue, 1.32%, 2/15/41, Continuously Callable @100, JPM(a)	700,000
Kansas (3.5%)
440,000	City of Wichita Kansas, GO, Series 824, 4.50%, 6/1/20	444,004
500,000	Riley County Unified School District No 383 Manhattan-Ogden, GO, 3.00%, 9/1/20	504,400
		948,404
Kentucky (3.0%)
300,000	Hardin County School District Finance Corp. Revenue, Series B, 2.00%, 6/1/20, ST INTERCEPT	300,720
135,000	Kenton County School District Finance Corp. Revenue, 2.50%, 6/1/20, ST INTERCEPT	135,489
215,000	Letcher County School District Finance Corp. Revenue, 3.00%, 6/1/20, ST INTERCEPT	216,038
160,000	Trigg County School District Finance Corp. Revenue, 2.25%, 11/1/20, ST INTERCEPT	161,302
		813,549
Louisiana (1.8%)
485,000	Louisiana Public Facilities Authority Revenue, Series B-3, 1.20%, 7/1/47, Continuously Callable @100, BNY(a)	485,000

Share or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Minnesota (4.1%)
$1,100,000	City of Minneapolis MN Revenue, Series B, 1.18%, 12/1/27, Callable 4/1/20 @ 100*(a)	$1,100,000
Mississippi (3.0%)
800,000	Mississippi State Business Finance Commission Gulf Opportunity Zone Revenue, Series C, 1.20%, 12/1/30, Callable 4/1/20 @ 100, GTY*(a)	800,000
Missouri (2.9%)
800,000	Missouri Public Utilities Commission Revenue, 1.50%, 3/1/21, Continuously Callable @100	801,767
Nevada (3.7%)
1,000,000	County of Clark Nevada Industrial Development Revenue, Series A, 1.14%, 12/1/39, Continuously Callable @100, Bank of America(a)	1,000,000
New Jersey (2.0%)
539,000	Township of Freehold New Jersey, GO, 1.50%, 10/15/20.	540,321
New York (3.7%)
1,000,000	Metropolitan Transportation Authority Revenue, Series A-2, 1.28%, 11/15/41, Continuously Callable @100, Bank of Montreal(a)	1,000,000
Ohio (20.1%)
499,000	American Municipal Power, Inc. Revenue, 2.25%, 8/13/20	501,350
215,000	American Municipal Power, Inc. Revenue, 2.25%, 1/22/21	216,664
500,000	City of Parma Heights Ohio, GO, 2.50%, 4/9/20	500,741
700,000	City of Vandalia Ohio, GO, 2.13%, 9/2/20	703,780
473,435	City of Willowick Ohio, GO, 2.00%, 2/18/21	476,181
485,000	County of Lake Ohio, GO, 2.00%, 10/15/20	488,046
300,000	County of Lake Ohio, GO, 2.25%, 4/4/20	300,306
500,000	County of Trumbull Ohio, GO, 2.25%, 7/23/20	502,285
215,000	Liberty Community Infrastructure Financing Authority, 4.00%, 12/1/20	219,494
500,000	Shelby City School District Revenue, 4.00%, 11/1/20	510,225
350,000	Township of Liberty Ohio/Ross County, GO, 3.00%, 3/26/20	350,414
700,000	Wickliffe Oh City School District, GO, 2.50%, 5/27/20	701,862
		5,471,348
Oklahoma (0.4%)
115,000	Cleveland County Educational Facilities Authority Revenue, 4.00%, 9/1/20	116,732
Pennsylvania (3.7%)
1,000,000	Philadelphia Pennsylvania, GO, Series B, 1.15%, 8/1/31, Continuously Callable @100, Barclays Bank(a)	1,000,000
South Dakota (0.4%)
100,000	Custer School District 16-1, GO, 3.00%, 8/1/20, State Aid Withholding	100,863
Tennessee (4.8%)
710,000	Clarksville Tennessee Public Building Authority Revenue, 1.20%, 1/1/33, Callable 4/1/20 @ 100, Bank of America*(a)	710,000
600,000	Montgomery Country Public Building Authority Revenue, 1.20%, 2/1/36, Callable 4/1/20 @ 100, Bank of America*(a)	600,000
		1,310,000
		5,358,587

See notes to financial statements

Schedule of Portfolio Investments	Ultra Short Tax-Free Income Fund
February 29, 2020 (Unaudited)	Concluded

Share or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Texas (20.0%)
$870,000	Austin Texas Hotel Occupancy Tax Revenue, 1.17%, 11/15/29, Continuously Callable @100, JPM(a)	$870,000
375,000	Cibolo Canyons Special Improvement District, GO, Series A, 5.00%, 8/15/20, AGM	381,529
450,000	City of Houston Texas Airport System Revenue, 1.15%, 7/1/30, Continuously Callable @100, Barclays Bank(a)	450,000
230,000	Crosby Municipal Utility District, GO, 2.00%, 8/15/20, BAM	231,040
570,000	El Paso Downtown Development Corp. Revenue, 4.00%, 8/15/20	577,473
215,000	Fort Bend County Municipal Utility District No 134D, GO, 4.00%, 9/1/20, AGM	218,087
185,000	Galveston County Municipal Utility District No 14, GO, 1.75%, 10/1/20, BAM	185,808
800,000	Gulf Coast Waste Disposal Authority Revenue, 1.35%, 6/1/20, Continuously Callable @100(a)	800,000
285,000	Montgomery County Municipal Utility District No 18, 2.00%, 3/1/20	285,005
125,000	Paseo del Este Municipal Utility District No 10, GO, 4.00%, 8/15/20, Capital Markets Assurance Corp	126,674
100,000	Remington Municipal Utility District No 1, GO, 3.00%, 9/1/20, AGM	100,989
185,000	Reunion Ranch Water Control & Improvement District, GO, 2.00%, 8/15/20, AGM	185,736
420,000	State of Texas Revenue, 4.00%, 8/27/20	426,485
240,000	Sunfield Municipal Utility District No 1, GO, 4.00%, 9/1/20, AGM	243,518
275,000	Travis County Municipal Utility District No 18, GO, 2.00%, 9/1/20, BAM	276,243

Share or
Principal
Amount	Security Description	Value
Municipal Bonds, continued:
Wisconsin (5.6%)
$135,000	City of Onalaska Wisconsin, GO, 3.00%, 10/1/20.	$136,646
675,000	County of Green Wisconsin, GO, Series A, 3.00%, 12/1/20	685,436
100,000	Village of Osceola Wisconsin, GO, 3.00%, 6/1/20, AGM	100,520
150,000	Western Technical College District, GO, Series C, 3.00%, 4/1/20	150,253
460,000	Wisconsin Health & Educational Facilities Authority Revenue, 1.25%, 3/1/36, JPM(a)	460,000
		1,532,855
Total Municipal Bonds		28,357,973

Investment in Affiliates (0.4%)
96,421	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(b)	96,421

Total Investment in Affiliates		96,421

Total Investments (Cost $28,425,149)(c) - 105.0%		28,454,394
Liabilities in excess of other assets — (5.0)%		(1,356,466)
Net Assets - 100.0%		$27,097,928

(a)	Interest rate is determined by the Remarketing Agent. The rate presented is the rate in effect at February 29, 2020.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

AGM	Assured Guaranty Municipal Corporation
BAM	Build America Mutual Assurance Company
BNY	Bank of New York Mellon
GO	General Obligation
GTY	Guarantor Agreement
JPM	J.P. Morgan Chase Bank
LOC	Letter of Credit

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Common Stocks (45.8%)
Aerospace & Defense (1.1%)
202	BWX Technologies, Inc.	$11,078
360	General Dynamics Corp.	57,488
71	HEICO Corp.	7,657
163	HEICO Corp., Class A	14,398
506	L3Harris Technologies, Inc.	100,051
288	Lockheed Martin Corp.	106,524
148	Northrop Grumman Corp.	48,668
344	Raytheon Co.	64,865
515	Spirit AeroSystems Holdings, Inc., Class A	27,213
20	Teledyne Technologies, Inc.(a)	6,746
122	The Boeing Co.	33,563
136	United Technologies Corp.	17,760
102	Vectrus, Inc.(a)	5,313
		501,324
Air Freight & Logistics (0.1%)
525	Expeditors International of Washington, Inc.	36,971
Airlines (0.1%)
519	Delta Air Lines, Inc.	23,942
527	JetBlue Airways Corp.(a)	8,316
142	Southwest Airlines Co.	6,559
182	United Airlines Holdings, Inc.(a)	11,209
		50,026
Auto Components (0.2%)
1,751	BorgWarner, Inc.	55,332
1,236	Gentex Corp.	33,001
190	Lear Corp.	21,128
		109,461
Automobiles (0.0%)
6	Tesla, Inc.(a)	4,008
Banks (2.4%)
4,723	Bank of America Corp.	134,606
221	Citigroup, Inc.	14,025
695	Commerce Bancshares, Inc.	42,423
443	East West Bancorp, Inc.	17,162
57	First Citizens Bancshares, Inc.	25,839
530	First Horizon National Corp.	7,065
99	First Republic Bank	9,956
3,603	JPMorgan Chase & Co.	418,343
70	M&T Bank Corp.	9,827
502	People’s United Financial, Inc.	7,023
94	Preferred Bank/Los Angeles CA	4,806
142	SVB Financial Group(a)	29,559
424	The PNC Financial Services Group, Inc.	53,594
1,739	Truist Financial Corp.	80,237
1,758	U.S. Bancorp	81,642
1,491	Umpqua Holdings Corp.	22,946
2,881	Wells Fargo & Co.	117,689
478	Western Alliance Bancorp	22,007
		1,098,749
Beverages (0.9%)
230	Monster Beverage Corp.(a)	14,354
1,735	PepsiCo, Inc.	229,072
14	The Boston Beer Co, Inc., Class A(a)	5,191
3,024	The Coca-Cola Co.	161,754
		410,371
Biotechnology (1.2%)
1,063	AbbVie, Inc.	91,110
776	Amgen, Inc.	154,991
9	Biogen, Inc.(a)	2,776
93	BioSpecifics Technologies Corp.(a)	5,133
90	Eagle Pharmaceuticals, Inc.(a)	4,131

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Biotechnology, continued:
2,487	Exelixis, Inc.(a)	$46,233
1,743	Gilead Sciences, Inc.	120,894
257	Ionis Pharmaceuticals, Inc.(a)	13,050
11	Neurocrine Biosciences, Inc.(a)	1,042
48	Regeneron Pharmaceuticals, Inc.(a)	21,339
365	Vertex Pharmaceuticals, Inc.(a)	81,771
		542,470
Building Products (0.2%)
401	Allegion PLC	46,111
92	Armstrong World Industries, Inc.	9,214
204	Builders FirstSource, Inc.(a)	4,633
70	CSW Industrials, Inc.	4,609
130	Lennox International, Inc.	29,656
107	Patrick Industries, Inc.	5,653
64	Simpson Manufacturing Co, Inc.	5,084
60	Trex Co, Inc.(a)	5,739
		110,699
Capital Markets (1.8%)
298	Ameriprise Financial, Inc.	42,107
118	BlackRock, Inc.	54,635
632	CME Group, Inc.	125,654
78	Cohen & Steers, Inc.	4,887
411	Evercore, Inc.	27,381
294	GAMCO Investors, Inc., Class A	4,575
514	Intercontinental Exchange, Inc.	45,859
567	LPL Financial Holdings, Inc.	45,065
63	Moody’s Corp.	15,122
1,551	Morgan Stanley.	69,842
79	Morningstar, Inc.	11,605
450	MSCI, Inc., Class A.	132,947
492	Nasdaq, Inc.	50,455
115	Northern Trust Corp.	10,092
350	S&P Global, Inc.	93,069
363	SEI Investments Co.	19,860
83	Stifel Financial Corp.	4,519
137	T. Rowe Price Group, Inc.	16,167
500	The Bank of New York Mellon Corp.	19,950
717	The Charles Schwab Corp.	29,218
33	The Goldman Sachs Group, Inc.	6,625
166	Westwood Holdings Group, Inc.	4,213
		833,847
Chemicals (0.5%)
498	Advanced Emissions Solutions, Inc.	4,427
260	AdvanSix, Inc.(a)	3,778
166	Air Products & Chemicals, Inc.	36,455
767	Axalta Coating Systems, Ltd.(a)	19,114
755	CF Industries Holdings, Inc.	27,829
43	Chase Corp.	3,818
1	Corteva, Inc.	27
314	Dow, Inc.	12,689
321	Ecolab, Inc.	57,925
58	Ingevity Corp.(a)	2,612
52	Innospec, Inc.	4,500
61	International Flavors & Fragrances, Inc.	7,307
301	LyondellBasell Industries NV, Class A	21,509
138	Trinseo SA	3,019
132	Westlake Chemical Corp.	7,375
		212,384

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Commercial Services & Supplies (0.5%)
406	Cintas Corp.	$108,295
4,425	Covanta Holding Corp.	59,118
305	IAA, Inc.(a)	13,030
242	Kimball International, Inc., Class B	3,916
613	Waste Management, Inc.	67,927
		252,286
Communications Equipment (0.5%)
326	Arista Networks, Inc.(a)	62,957
2,912	Cisco Systems, Inc.	116,277
162	Palo Alto Networks, Inc.(a)	29,908
		209,142
Construction & Engineering (0.0%)
272	AECOM(a)	12,224
358	Sterling Construction Co, Inc.(a)	4,890
		17,114
Consumer Finance (0.2%)
406	American Express Co.	44,631
38	Credit Acceptance Corp.(a)	15,321
190	Discover Financial Services	12,460
226	Enova International, Inc.(a)	4,344
437	Santander Consumer USA Holdings, Inc.	10,663
406	Synchrony Financial	11,815
56	World Acceptance Corp.(a)	4,374
		103,608
Containers & Packaging (0.3%)
237	AptarGroup, Inc.	23,954
349	Ball Corp.	24,591
1,197	Berry Global Group, Inc.(a)	45,437
471	Packaging Corp. of America	42,682
112	UFP Technologies, Inc.(a)	5,525
		142,189
Distributors (0.1%)
199	Core-Mark Holding Co, Inc.	4,579
133	Genuine Parts Co.	11,603
95	Pool Corp.	20,041
		36,223
Diversified Consumer Services (0.2%)
266	Bright Horizons Family Solutions, Inc.(a)	41,801
922	H&R Block, Inc.	19,058
266	K12, Inc.(a)	5,288
693	ServiceMaster Global Holdings, Inc.(a)	24,789
		90,936
Diversified Financial Services (0.4%)
729	Berkshire Hathaway, Inc., Class B(a)	150,422
318	Jefferies Financial Group, Inc.	6,268
750	Voya Financial, Inc.	39,480
		196,170
Diversified Telecommunication Services (0.5%)
3,123	AT&T, Inc.	109,992
1,938	Verizon Communications, Inc.	104,962
		214,954
Electric Utilities (0.7%)
246	Alliant Energy Corp.	12,822
176	Eversource Energy	15,217
775	Exelon Corp.	33,410
350	NextEra Energy, Inc.	88,466
1,533	OGE Energy Corp.	58,407
486	Pinnacle West Capital Corp.	43,492
93	Portland General Electric Co.	5,060
1,970	PPL Corp.	59,120
		315,994

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Electrical Equipment (0.4%)
239	Acuity Brands, Inc.	$24,584
135	AMETEK, Inc.	11,610
659	Emerson Electric Co.	42,248
2,362	GrafTech International, Ltd.	19,274
1,740	nVent Electric PLC	41,777
238	Regal-Beloit Corp.	18,478
134	Rockwell Automation, Inc.	24,589
		182,560
Electronic Equipment, Instruments & Components (0.6%)
467	Amphenol Corp., Class A	42,815
1,149	CDW Corp.	131,238
2,071	Corning, Inc.	49,414
79	Insight Enterprises, Inc.(a)	4,352
395	Keysight Technologies, Inc.(a)	37,430
164	Sanmina Corp.(a)	4,312
		269,561
Energy Equipment & Services (0.1%)
170	Cactus, Inc., Class A	4,643
1,389	Helmerich & Payne, Inc.	51,240
581	Liberty Oilfield Services, Inc., Class A	3,887
252	Matrix Service Co.(a)	3,044
		62,814
Entertainment (0.6%)
146	Netflix, Inc.(a)	53,878
1,747	The Walt Disney Co.	205,535
		259,413
Equity Real Estate Investment Trusts (2.4%)
2,057	American Homes 4 Rent, Class A	53,256
254	American Tower Corp.	57,607
637	Apartment Investment & Management Co.	30,474
75	AvalonBay Communities, Inc.	15,044
318	Brixmor Property Group, Inc.	5,791
1,777	Caretrust REIT, Inc.	37,086
1,012	Columbia Property Trust, Inc.	19,086
845	Corporate Office Properties Trust	21,412
560	Crown Castle International Corp.	80,243
1,703	CubeSmart	51,550
630	Digital Reality Trust, Inc.	75,670
446	Douglas Emmett, Inc.	17,028
1,854	Duke Realty Corp.	60,199
588	Equity LifeStyle Properties, Inc.	40,178
652	Equity Residential	48,965
39	Essex Property Trust, Inc.	11,051
676	Extra Space Storage, Inc.	67,843
2,776	Host Hotels & Resorts, Inc.	40,196
461	JBG SMITH Properties	16,909
882	Lamar Advertising Co.	73,859
469	Lexington Realty Trust	4,864
53	Mid-America Apartment Communities, Inc.	6,851
1,644	Park Hotels & Resorts, Inc.	30,019
494	Prologis, Inc.	41,634
29	PS Business Parks, Inc.	4,308
341	Public Storage	71,310
162	Realty Income Corp.	11,727
303	RLJ Lodging Trust	4,003
59	Ryman Hospitality Properties, Inc.	4,101
182	Simon Property Group, Inc.	22,401
875	Site Centers Corp.	10,071
139	SL Green Realty Corp.	10,903
375	The GEO Group, Inc.	5,490
411	Vici Properties, Inc.	10,300

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Equity Real Estate Investment Trusts, continued:
227	Weingarten Realty Investors	$6,113
480	Welltower, Inc.	35,914
245	Xenia Hotels & Resorts, Inc.	3,665
		1,107,121
Food & Staples Retailing (0.6%)
324	Costco Wholesale Corp.	91,089
115	Ingles Markets, Inc., Class A	4,114
110	Performance Food Group Co.(a)	4,664
279	Sysco Corp.	18,595
608	US Foods Holding Corp.(a)	20,453
188	Walgreens Boots Alliance, Inc.	8,603
1,246	Wal-Mart Stores, Inc.	134,170
		281,688
Food Products (0.8%)
348	General Mills, Inc.	17,052
1,305	Hormel Foods Corp.	54,288
656	Ingredion, Inc.	54,645
52	John B Sanfilippo & Son, Inc.	3,650
532	Kellogg Co.	32,170
33	Lancaster Colony Corp.	4,767
71	McCormick & Co. , Inc/MD	10,379
2,395	Mondelez International, Inc., Class A	126,456
85	The Hershey Co.	12,239
997	Tyson Foods, Inc., Class A	67,627
		383,273
Gas Utilities (0.1%)
98	Atmos Energy Corp.	10,119
56	Chesapeake Utilities Corp.	4,788
58	ONE Gas, Inc.	4,764
1,139	UGI Corp.	41,049
		60,720
Health Care Equipment & Supplies (1.7%)
825	Abbott Laboratories.	63,550
35	ABIOMED, Inc.(a)	5,259
117	Align Technology, Inc.(a)	25,547
1,102	Baxter International, Inc.	91,984
152	Becton, Dickinson & Co.	36,149
554	Danaher Corp.	80,097
131	Dentsply Sirona, Inc.	6,450
373	Edwards Lifesciences Corp.(a)	76,405
702	Hill-Rom Holdings, Inc.	67,427
1,007	Hologic, Inc.(a)	47,450
57	Intuitive Surgical, Inc.(a)	30,436
978	Medtronic PLC.	98,454
84	ResMed, Inc.	13,353
53	STERIS PLC.	8,407
357	Stryker Corp.	68,041
143	Teleflex, Inc.	47,908
30	The Cooper Cos., Inc.	9,737
		776,654
Health Care Providers & Services (0.8%)
32	Amedisys, Inc.(a)	5,568
142	Anthem, Inc.	36,507
116	Chemed Corp.	48,444
56	HCA Healthcare, Inc.	7,113
39	LHC Group, Inc.(a)	4,737
66	Magellan Health, Inc.(a)	3,961
185	Molina Healthcare, Inc.(a)	22,672
81	National Research Corp.	4,454
259	RadNet, Inc.(a)	5,291
233	Select Medical Holdings Corp.(a)	5,578

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Health Care Providers & Services, continued:
121	The Ensign Group, Inc.	$5,385
839	UnitedHealth Group, Inc.	213,910
48	Universal Health Services, Inc., Class B	5,940
		369,560
Health Care Technology (0.1%)
372	Veeva Systems, Inc.(a)	52,813
Hotels, Restaurants & Leisure (1.3%)
215	Bloomin’ Brands, Inc.	3,868
240	Carnival Corp.	8,030
249	Cracker Barrel Old Country Store Inc.	35,689
734	Darden Restaurants, Inc.	71,565
392	Dunkin’ Brands Group, Inc.	26,076
962	Hilton Worldwide Holdings, Inc.	93,506
86	Hyatt Hotels Corp., Class A	6,588
153	Marriott International, Inc., Class A	18,972
511	McDonald’s Corp.	99,221
2,117	Starbucks Corp.	166,036
1,278	Wendy’s Co. (The)	24,129
300	Yum! Brands, Inc.	26,775
		580,455
Household Durables (0.1%)
372	Garmin, Ltd.	32,881
76	Tempur-Pedic International, Inc.(a)	5,681
		38,562
Household Products (1.1%)
191	Central Garden & Pet Co.(a)	5,115
536	Church & Dwight Co., Inc.	37,263
1,001	Colgate-Palmolive Co.	67,638
201	Kimberly-Clark Corp.	26,369
848	The Clorox Co.	135,188
2,004	The Procter & Gamble Co.	226,913
		498,486
Independent Power and Renewable Electricity Producers (0.0%)
875	AES Corp.	14,639
Industrial Conglomerates (0.7%)
1,058	3M Co.	157,895
61	Carlisle Cos., Inc.	8,863
874	General Electric Co.	9,509
668	Honeywell International, Inc.	108,330
91	Roper Technologies, Inc.	32,005
		316,602
Insurance (1.6%)
442	Aflac, Inc.	18,940
222	AON PLC	46,176
109	Arthur J. Gallagher & Co.	10,626
703	Assured Guaranty, Ltd.	28,689
153	Athene Holdings, Ltd., Class A(a)	6,311
1,021	Brighthouse Financial, Inc.(a)	36,593
269	Chubb, Ltd.	39,013
224	Cincinnati Financial Corp.	20,886
139	Erie Indemnity Co., Class A	19,866
1,898	FNF Group	73,566
165	Lincoln National Corp.	7,489
391	Marsh & McLennan Cos., Inc.	40,883
243	National General Holdings Corp.	4,731
338	Prudential Financial, Inc.	25,502
629	The Allstate Corp.	66,202
277	The Hanover Insurance Group, Inc.	32,836
1,307	The Hartford Financial Services Group, Inc.	65,285
974	The Progressive Corp.	71,258
336	Travelers Companies, Inc.	40,256

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Insurance, continued:
179	Universal Insurance Holdings, Inc.	$3,704
1,945	Unum Group	45,338
70	Willis Towers Watson PLC	13,248
		717,398
Interactive Media & Services (1.2%)
99	Alphabet, Inc., Class A(a)	132,586
98	Alphabet, Inc., Class C(a)	131,254
131	Cargurus, Inc.(a)	3,339
1,009	Facebook, Inc., Class A(a)	194,203
70	IAC/InterActiveCorp.(a)	14,276
709	Match Group, Inc.(a)	46,085
632	TripAdvisor, Inc.	14,820
376	Twitter, Inc.(a)	12,483
153	Yelp, Inc.(a)	4,784
		553,830
Internet & Direct Marketing Retail (0.8%)
129	Amazon.com, Inc.(a)	243,005
31	Booking Holdings, Inc.(a)	52,565
580	eBay, Inc.	20,091
346	Etsy, Inc.(a)	20,002
141	Expedia Group, Inc.	13,905
		349,568
IT Services (3.0%)
377	Accenture PLC, Class A	68,082
331	Automatic Data Processing, Inc.	51,219
543	Booz Allen Hamilton Holding Corp.	38,716
194	Broadridge Financial Solutions, Inc.	20,246
273	Cognizant Technology Solutions Corp., Class A	16,634
193	CoreLogic, Inc.	8,756
91	CSG Systems International, Inc.	4,027
123	Fidelity National Information Services, Inc.	17,186
1,504	Fiserv, Inc.(a)	164,477
51	FleetCor Technologies, Inc.(a)	13,555
378	Global Payments, Inc.	69,541
336	Hackett Group, Inc. (The)	5,174
561	International Business Machine Corp.	73,014
99	Jack Henry & Associates, Inc.	15,022
121	Leidos Holdings, Inc.	12,421
850	MasterCard, Inc., Class A	246,713
353	Paychex, Inc.	27,350
687	Paypal Holdings, Inc.(a)	74,189
569	The Western Union Co.	12,740
115	TTEC Holdings, Inc.	4,304
1,036	VeriSign, Inc.(a)	196,581
1,342	Visa, Inc., Class A	243,922
		1,383,869
Leisure Products (0.1%)
303	Hasbro, Inc.	23,407
161	YETI Holdings, Inc.(a)	4,870
		28,277
Life Sciences Tools & Services (0.8%)
1,500	Agilent Technologies, Inc.	115,604
14	Bio-Techne Corp.	2,644
208	Charles River Laboratories International, Inc.(a)	32,359
31	Illumina, Inc.(a)	8,236
204	Iqvia Holdings, Inc.(a)	28,456
98	Mettler-Toledo International, Inc.(a)	68,767
105	PRA Health Sciences, Inc.(a)	9,891
279	Thermo Fisher Scientific, Inc.	81,133
203	Waters Corp.(a)	39,563
		386,653

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Machinery (0.7%)
1,745	Allison Transmission Holdings, Inc.	$70,847
144	Crane Co.	9,785
111	DMC Global, Inc.	4,003
634	Fortive Corp.	43,847
418	Graco, Inc.	20,616
1,200	Hillenbrand, Inc.	28,080
215	IDEX Corp.	31,820
309	Illinois Tool Works, Inc.	51,844
142	Ingersoll-Rand PLC	18,324
96	ITT, Inc.	5,774
209	Meritor, Inc.(a)	4,742
158	PACCAR, Inc.	10,570
440	The Timken Co.	19,730
346	The Toro Co.	24,715
		344,697
Media (0.1%)
292	Cumulus Media, Inc., Class A(a)	3,519
169	GCI Liberty, Inc., Class A(a)	11,679
255	Gray Television, Inc.(a)	4,825
81	Liberty Media Corp-Liberty SiriusXM, Class A(a)	3,618
318	Msg Networks, Inc., Class A(a)	4,020
130	Omnicom Group, Inc.	9,006
165	Saga Communications, Inc., Class A	4,749
201	TechTarget, Inc.(a)	4,649
340	TEGNA, Inc.	4,869
		50,934
Metals & Mining (0.2%)
375	Reliance Steel & Aluminum Co.	38,359
233	Schnitzer Steel Industries, Inc.	3,840
1,630	Steel Dynamics, Inc.	43,406
		85,605
Mortgage Real Estate Investment Trusts (0.0%)
1,202	AGNC Investment Corp.	20,482
Multiline Retail (0.2%)
449	Dollar General Corp.	67,485
195	Kohl’s Corp.	7,634
128	Target Corp.	13,184
		88,303
Multi-Utilities (0.4%)
68	Black Hills Corp.	4,910
1,061	CenterPoint Energy, Inc.	24,424
124	Consolidated Edison, Inc.	9,774
71	DTE Energy Co.	7,929
440	MDU Resources Group, Inc.	12,201
72	NorthWestern Corp.	5,064
688	Public Service Enterprise Group, Inc.	35,301
217	Sempra Energy	30,332
525	WEC Energy Group, Inc.	48,474
		178,409
Oil, Gas & Consumable Fuels (0.9%)
5,359	Cabot Oil & Gas Corp.	74,650
448	Chevron Corp.	41,816
911	ConocoPhillips	44,111
1,145	Continental Resources, Inc.	21,698
233	CVR Energy, Inc.	6,622
149	Delek US Holdings, Inc.	3,186
3,069	Devon Energy Corp.	49,840
679	Exxon Mobil Corp.	34,928
373	HollyFrontier Corp.	12,563
417	ONEOK, Inc.	27,822
1,041	PBF Energy, Inc., Class A	23,308

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuel, continued:
194	Pioneer Natural Resources Co.	$23,819
869	TOTAL SA ADR	37,489
367	Valero Energy Corp.	24,314
120	World Fuel Services Corp.	3,394
		429,560
Personal Products (0.1%)
59	Medifast, Inc.	4,903
127	The Estee Lauder Cos., Inc., Class A	23,318
70	USANA Health Sciences, Inc.(a)	4,627
		32,848
Pharmaceuticals (2.4%)
2,205	Bristol-Myers Squibb Co.	130,227
361	Elanco Animal Health, Inc.(a)	9,891
155	Eli Lilly & Co.	19,550
398	Innoviva, Inc.(a)	5,361
3,204	Johnson & Johnson	430,875
2,433	Merck & Co., Inc.	186,270
5,844	Pfizer, Inc.	195,307
802	Zoetis, Inc.	106,850
		1,084,331
Professional Services (0.1%)
168	IHS Markit, Ltd.	11,968
130	Kforce, Inc.	3,960
133	ManpowerGroup, Inc.	10,100
244	Robert Half International, Inc.	12,300
95	Verisk Analytics, Inc., Class A	14,735
		53,063
Real Estate Management & Development (0.0%)
82	Consolidated-Tomoka Land Co.	4,716
134	Re/MAX Holdings, Inc.	3,906
221	The RMR Group, Inc., Class A	8,234
		16,856
Road & Rail (0.2%)
283	Old Dominion Freight Line, Inc.	54,845
322	Union Pacific Corp.	51,459
		106,304
Semiconductors & Semiconductor Equipment (1.7%)
1,066	Advanced Micro Devices, Inc.(a)	48,482
244	Applied Materials, Inc.	14,181
391	Broadcom, Inc.	106,593
72	Cirrus Logic, Inc.(a)	4,942
111	Diodes, Inc.(a)	4,885
1,004	Intel Corp.	55,742
87	KLA-Tencor Corp.	13,373
690	Lam Research Corp.	202,466
517	Maxim Integrated Products, Inc.	28,756
1,028	Micron Technology, Inc.(a)	54,032
108	NVIDIA Corp.	29,168
313	Qorvo, Inc.(a)	31,482
533	QUALCOMM, Inc.	41,734
255	Skyworks Solutions, Inc.	25,546
904	Texas Instruments, Inc.	103,183
		764,565
Software (3.7%)
509	Adobe, Inc.(a)	175,666
122	Alarm.com Holdings, Inc.(a)	5,887
1,845	Cadence Design Systems, Inc.(a)	122,028
764	Citrix Systems, Inc.	78,990
7	Fair Isaac Corp.(a)	2,632
1,064	Fortinet, Inc.(a)	108,592
522	Intuit, Inc.	138,774

Share or Principal Amount	Security Description	Value
Common Stocks, continued:
Software, continued:
491	Manhattan Associates, Inc.(a)	$33,074
5,941	Microsoft Corp.	962,501
1,031	Oracle Corp.	50,993
125	Progress Software Corp.	4,661
32	Proofpoint, Inc.(a)	3,413
61	Qualys, Inc.(a)	4,891
244	Salesforce.com, Inc.(a)	41,578
128	Workday, Inc., Class A(a)	22,176
		1,755,856
Specialty Retail (1.1%)
33	AutoZone, Inc.(a)	34,073
381	Best Buy Co., Inc.	28,823
71	Burlington Stores, Inc.(a)	15,354
139	Genesco, Inc.(a)	4,783
364	Lowe’s Cos., Inc.	38,791
211	O’Reilly Automotive, Inc.(a)	77,800
457	Ross Stores, Inc.	49,712
145	Shoe Carnival, Inc.	4,337
107	Sleep Number Corp.(a)	4,713
870	The Home Depot, Inc.	189,522
731	The TJX Cos., Inc.	43,714
61	Ulta Beauty, Inc.(a)	15,682
29	Winmark Corp.	5,800
		513,104
Technology Hardware, Storage & Peripherals (2.2%)
3,557	Apple, Inc.	972,341
91	Dell Technologies, Inc., Class C(a)	3,682
1,230	HP, Inc.	25,571
89	NCR Corp.(a)	2,243
180	NetApp, Inc.	8,410
		1,012,247
Textiles, Apparel & Luxury Goods (0.3%)
32	Deckers Outdoor Corp.(a)	5,562
823	NIKE, Inc., Class B	73,559
71	Oxford Industries, Inc.	4,288
130	Ralph Lauren Corp.	13,716
557	VF Corp.	40,104
		137,229
Thrifts & Mortgage Finance (0.0%)
618	New York Community Bancorp, Inc.	6,681
202	Radian Group, Inc.	4,290
		10,971
Tobacco (0.2%)
1,592	Altria Group, Inc.	64,269
110	Philip Morris International, Inc.	9,006
		73,275
Trading Companies & Distributors (0.3%)
675	Fastenal Co.	23,099
1,103	H&E Equipment Services, Inc.	26,207
1,189	HD Supply Holdings, Inc.(a)	45,205
641	MSC Industrial Direct Co., Inc., Class A	39,627
72	Watsco, Inc.	11,303
		145,441
Water Utilities (0.1%)
61	American States Water Co.	4,672
152	American Water Works Co., Inc.	18,796
619	Consolidated Water Co., Ltd.	10,003
		33,471
Wireless Telecommunication Services (0.1%)
621	Telephone & Data Systems, Inc.	12,507

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Common Stocks, continued:
Wireless Telecommunication Services, continued:
220	T-Mobile US, Inc.(a)	$19,835
		32,342
Total Common Stocks		21,133,335

Asset Backed Securities (2.9%)
$194,138	AccessLex Institute, Series 2007-1, Class C, 2.19% (US0003M + 40 bps), 10/25/35*	170,421
156,199	Exeter Automobiles Receivables Trust, Series 2018-3A, Class B, 3.46%, 10/17/22*(b)	156,758
215,000	Insite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46*(b)	220,094
139,855	Saxon Asset Securities Trust, Series 2003-3, Class A5, 4.62%, 12/25/33*(c)	143,157
210,000	SLM Student Loan Trust, Series 2012-7, Class B, 3.43% (US0001M + 180 bps), 9/25/43*	208,540
198,000	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44*(b)	211,155
84,289	UBS Commercial Mortgage Trust, Series 2018-C10, Class A1, 3.18%, 5/15/51	86,414
147,000	Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.07%, 2/16/43*(b)	153,753
Total Asset Backed Securities		1,350,292

Mortgage Backed Securities† (16.2%)
Alt-A - Adjustable Rate Mortgage Backed Securities (0.3%)
179,599	Bear Stearns Alternative-A Trust, Series 2007-2, Class 2A1, 3.42%, 4/25/37*(c)	155,509
1,905	Deutsche Mortgage Securities, Inc., Series 2003-4XS, Class A6A, 5.32% (US0003M + 119 bps), 10/25/33*	1,924
		157,433
Alt-A - Fixed Rate Mortgage Backed Securities (1.3%)
47,147	Bank of America Alternative Loan Trust, Series 2005-10, Class 1CB4, 5.50%, 11/25/35*	48,634
61,683	Citi Mortgage Alternative Loan Trust, Series 2007-A2, Class 1A5, 6.00%, 2/25/37*	62,320
23,302	Countrywide Alternative Loan Trust, Series 2005-53T2, Class 2A4, 5.50%, 11/25/35*	18,869
26,231	Countrywide Alternative Loan Trust, Series 2006-8T1, Class 2A3, 5.50%, 4/25/36*	25,785
10,822	Countrywide Alternative Loan Trust, Series 2006-41CB, Class 2A4, 6.00%, 1/25/37*	9,154
18,235	Countrywide Alternative Loan Trust, Series 2004-J2, Class 2A1, 6.50%, 3/25/34*	18,687
72,586	Deutsche Alternative-A Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.16%, 6/25/36*(c)	71,371
5,252	Master Alternative Loans Trust, Series 2004-6, Class 10A1, 6.00%, 7/25/34*	5,473
32,019	Master Alternative Loans Trust, Series 2004-8, Class 5A1, 6.00%, 9/25/34*	33,132
79,011	Master Alternative Loans Trust, Series 2004-3, Class 5A1, 6.50%, 3/25/34*	81,693
25,761	Nomura Asset Acceptance Corp., Series 2005-AP1, Class 2A5, 4.86%, 2/25/35*(c)	26,595
18,368	Nomura Asset Acceptance Corp., Series 2005-AP2, Class A5, 5.48%, 5/25/35*(c)	14,180
146,149	Nomura Asset Acceptance Corp., Series 2006-AF1, Class 1A2, 6.16%, 5/25/36*(c)	55,579
9,627	Residential Accredit Loans, Inc., Series 2006-QS5, Class A9, 6.00%, 5/25/36*	9,273

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Alt-A - Fixed Rate Mortgage Backed Securities, continued:
$61,462	Residential Asset Securitization Trust, Series 2005-A9, Class A3, 5.50%, 7/25/35*	$54,796
37,404	Residential Asset Securitization Trust, Series 2006-A2, Class A3, 6.00%, 5/25/36*	26,158
37,964	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-5, Class CB14, 5.50%, 7/25/35*	37,465
		599,164
Prime Adjustable Rate Mortgage Backed Securities (0.4%)
8,370	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A2, 3.92%, 9/25/34*(c)	8,159
8,114	Chase Mortgage Finance Corp., Series 2007-A2, Class 10A1, 3.81%, 7/25/37*(c)	7,382
156,660	JPMorgan Mortgage Trust, Series 2014-5, Class A1, 2.96%, 10/25/29*(b)(c)	160,442
		175,983
Prime Fixed Mortgage Backed Securities (4.7%)
189,868	American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.91%, 9/25/35*(c)	144,929
19,811	Banc of America Funding Trust, Series 2006-4, Class A14, 6.00%, 7/25/36*	19,179
31,956	CHL Mortgage Pass-Through Trust 2005-22, Series 2005-22, Class 2A1, 3.57%, 11/25/35*(c)	29,413
11,772	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 4.12%, 5/25/35*(c)	11,786
89,941	Citigroup Mortgage Loan Trust, Inc., Series 2004-NCM1, Class 1A2, 6.50%, 7/25/34*	99,253
127,738	COLT Mortgage Loan Trust, Series 2018-2, Class A1, 3.47%, 7/27/48*(b)(c)	128,204
28,564	Countrywide Home Loans, Series 2005-J1, Class 1A8, 5.50%, 2/25/35*	29,291
31,798	Countrywide Home Loans, Series 2007-J3, Class A10, 6.00%, 7/25/37*	22,569
42,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-1, Class 2A1, 5.50%, 2/25/35*	41,055
24,739	Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 3A1, 6.50%, 3/25/36*	11,926
208,993	Credit Suisse Mortgage Trust, Series 2018-J1, Class A26, 3.50%, 2/25/48*(b)(c)	212,936
200,200	Flagstar Mortgage Trust, Series 2019-2, Class A3, 3.50%, 12/25/49*(b)(c)	204,518
69,214	Galton Funding Mortgage Trust, Series 2017-1, Class A21, 3.50%, 7/25/56*(b)(c)	70,488
143,636	GSR Mortgage Loan Trust, Series 2020-PJ1, Class A6, 3.50%, 5/1/50*(c)	147,703
168,615	JPMorgan Mortgage Trust, Series 2017-4, Class A6, 3.00%, 11/25/48*(b)(c)	171,553
14,452	Lehman Mortgage Trust, Series 2005-3, Class 2A3, 5.50%, 1/25/36*	15,242
204,007	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.75%, 7/25/59*(b)(c)	208,911
139,924	Onslow Bay Financial LLC, Series 2018-EXP2, Class 1A1, 4.00%, 7/25/58*(b)(c)	142,592
141,888	PSMC Trust, Series 2018-2, Class A3, 3.50%, 6/25/48*(b)(c)	144,548
16,187	Residential Asset Mortgage Products, Inc., Series 2004-SL1, Class A7, 7.00%, 11/25/31*	17,480

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
Prime Fixed Mortgage Backed Securities, continued:
$61,655	Sequoia Mortgage Trust, Series 2017-CH1, Class A11, 3.50%, 8/25/47*(b)(c)	$61,989
129,162	Sequoia Mortgage Trust, Series 2018-3, Class A4, 3.50%, 3/25/48*(b)(c)	131,547
87,037	Sequoia Mortgage Trust, Series 2018-8, Class A4, 4.00%, 11/25/48*(b)(c)	88,125
424	Washington Mutual, Series 2003-S4, Class 4A1, 4.00%, 2/25/32*.	432
		2,155,669
Subprime Mortgage Backed Securities (0.7%)
112,316	Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75%, 10/25/57*(b)(c)	115,149
67,706	Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00%, 1/25/58*(b)(c)	69,472
129,016	Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/58*(b)(c)	133,773
		318,394
U.S. Government Agency Mortgage Backed Securities (8.8%)
67,152	Fannie Mae, Series 2013-68, Class 10A1, 1.00%, 3/25/42	67,707
50,823	Fannie Mae, Series 2012-10, Class TA, 2.00%, 3/25/38	51,287
78,602	Fannie Mae, Series 2013-18, Class 10A1, 2.00%, 12/25/42	79,717
148,673	Fannie Mae, Series 2013-23, Class AB, 2.00%, 2/25/43	152,197
95,257	Fannie Mae, Series 2013-73, Class 10A1, 2.25%, 6/25/42	97,875
152,133	Fannie Mae, Series 2013-74, Class 10A1, 2.25%, 6/25/42(c)	154,471
201,429	Fannie Mae, Series 2011-146, Class HE, 2.50%, 10/25/41	211,875
11,688	Fannie Mae, Series 2012-2, Class 10A1, 2.50%, 5/25/41	11,901
134,706	Fannie Mae, Series 2015-71, Class PD, 2.50%, 3/25/43	137,879
105,465	Fannie Mae, Series 2017-43, Class PA, 2.50%, 6/25/47	111,069
192,194	Fannie Mae, Series 2017-M5, Class A1, 2.74%, 4/25/29	204,323
115,776	Fannie Mae, Series 2010-99, Class JU, 3.00%, 8/25/40	121,392
37,119	Fannie Mae, Series 2011-118, Class 10A1, 3.00%, 11/25/41	39,107
5,005	Fannie Mae, Series 2011-124, Class 10A1, 3.00%, 9/25/29	5,017
120,286	Fannie Mae, Series 2015-46, Class MD, 3.00%, 5/25/43	124,980
116,632	Fannie Mae, Series 2015-59, Class LM, 3.00%, 7/25/45	123,863
171,960	Fannie Mae, Series 18-70, Class KA, 3.50%, 3/25/43	176,120
210,032	Fannie Mae, Series 2018-M12, Class A1, 3.55%, 2/25/30	236,072
188,192	Fannie Mae, Series 2018-M13, Class A1, 3.70%, 3/25/30(c)	214,836
25,468	Fannie Mae, Series 2012-16, Class K, 4.00%, 10/25/41	27,178
13,521	Fannie Mae, 4.50%, 4/1/35, Pool #814522	14,902
13,004	Fannie Mae, 5.50%, 10/1/35, Pool #838584	14,165
1,106	Fannie Mae, 6.00%, 5/1/35, Pool #357778	1,281

Share or Principal Amount	Security Description	Value
Mortgage Backed Securities†, continued:
U.S. Government Agency Mortgage Backed Securities, continued:
$3,000	Fannie Mae, Series 1999-18, Class LL, 6.50%, 4/18/29	$3,378
53,229	Freddie Mac, Series 4146, Class 10A1, 1.50%, 10/15/42	54,193
56,517	Freddie Mac, Series 4408, Class GA, 2.00%, 9/15/41	57,535
65,174	Freddie Mac, Series 4129, Class PA, 2.50%, 7/15/42	67,476
96,381	Freddie Mac, Series 4312, Class 10A1, 2.50%, 12/15/41	99,159
89,687	Freddie Mac, Series 4395, Class PA, 2.50%, 4/15/37	92,386
121,188	Freddie Mac, Series 4316, Class JY, 3.00%, 1/15/44	129,204
81,609	Freddie Mac, Series 4348, Class A, 3.00%, 6/15/39	85,308
102,382	Freddie Mac, Series 4486, Class PA, 3.00%, 3/15/44	108,048
154,921	Freddie Mac, Series 4668, Class KA, 3.00%, 1/15/55	164,735
9,333	Freddie Mac, 3.65% (H15T1Y + 172 bps), 6/1/28, Pool #605508	9,415
1,151	Freddie Mac, 5.50%, 1/1/35, Pool #A30935	1,315
11,064	Freddie Mac, Series 1443, Class I, 7.50%, 12/15/22*	11,680
131,129	Freddie Mac Pass-Through Certificates, Series KJ17, Class A1, 2.40%, 10/25/24	135,284
13,709	Government National Mortgage Assoc., Series 2013-104, Class DC, 2.00%, 4/20/40	13,768
71,973	Government National Mortgage Assoc., Series 2013-69, 2.00%, 9/20/42	73,098
131,890	Government National Mortgage Assoc., Series 2016-141, Class PA, 2.25%, 8/20/46	135,514
214,373	Government National Mortgage Assoc., Series 2020-5, Class PE, 3.00%, 9/20/49	221,469
187,048	Government National Mortgage Assoc., Series 2019-85, Class MP, 3.50%, 6/20/49	194,811
728	Government National Mortgage Assoc., 6.00%, 2/20/26, Pool #2166	796
37,845	Government National Mortgage Assoc., 6.31%, 3/20/33, Pool #612258	41,213
4,579	Government National Mortgage Assoc., 7.00%, 7/15/29, Pool #492747	5,007
		4,084,006
Total Mortgage Backed Securities		7,490,649

Corporate Bonds (8.4%)
Banks (1.5%)
440,000	Bank of America Corp., 3.55% (US0003M + 78 bps), 3/5/24, Callable 3/5/23 @ 100*	463,030
250,000	Wells Fargo & Co., 3.00%, 10/23/26	264,826
		727,856
Beverages (0.4%)
155,000	Keurig Dr Pepper, Inc., 4.42%, 5/25/25, Callable 3/25/25 @ 100*	173,825

Capital Markets (0.9%)
250,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100*	268,523
185,070	Preferred Term Securities XX, Class B2, 2.34% (US0003M + 45 bps), 3/22/38, Callable 4/9/20 @ 100*(b)	129,549
		398,072

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Continued

Share or Principal Amount	Security Description	Value
Corporate Bonds, continued:
Diversified Financial Services (0.7%)
$325,000	BP Capital Markets America, Inc., 2.75%, 5/10/23	$337,555
Diversified Telecommunication Services (0.7%)
270,000	AT&T, Inc., 5.25%, 3/1/37, Callable 9/1/36 @ 100*	334,123
Electric Utilities (0.5%)
210,000	Entergy Mississippi LLC, 3.25%, 12/1/27, Callable 9/1/27 @ 100*	223,358
Food Products (1.0%)
175,000	Campbell Soup Co., 3.95%, 3/15/25, Callable 1/15/25 @ 100*	190,250
250,000	Conagra Brands, Inc., 4.85%, 11/1/28, Callable 8/1/28 @ 100*	291,025
		481,275
Health Care Providers & Services (0.5%)
215,000	Partners Healthcare Syst, Inc., Series 2020, 3.19%, 7/1/49, Callable 1/1/49 @ 100*	227,243
Hotels, Restaurants & Leisure (0.2%)
85,000	Royal Caribbean Cruises, 5.25%, 11/15/22	91,430
Industrial Conglomerates (0.5%)
230,000	General Electric Co., 3.10%, 1/9/23	238,572
Insurance (0.5%)
200,000	Jackson National Life Global Funding, 2.65%, 6/21/24 (b)	209,684
Multiline Retail (0.3%)
125,000	Macys Retail Holdings, Inc., 2.88%, 2/15/23, Callable 11/15/22 @ 100*	125,094
Semiconductors & Semiconductor Equipment (0.2%)
70,000	Intel Corp., 3.25%, 11/15/49, Callable 5/15/49 @ 100*	76,430
Technology Hardware, Storage & Peripherals (0.5%)
225,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100*	246,302
Total Corporate Bonds		3,890,819

Taxable Municipal Bonds (4.6%)
Illinois (0.3%)
150,000	Northern Illinois Municipal Power Agency Power Project Revenue, Build America Bonds Revenue, 6.29%, 1/1/21, Continuously Callable @100	150,510
Michigan (1.1%)
240,000	County of Jackson Michigan, GO, 3.73%, 12/1/30, Continuously Callable @100	270,127
210,000	Houghton-Portage Township School District, GO, Series B, 2.70%, 5/1/25, Insured by: Q-SBLF	221,876
		492,003
Missouri (0.2%)
100,000	Hanley Road Corridor Transnational Development Missouri Transnational Tax Revenue, Build America Bonds, GO, 7.50%, 10/1/39, Continuously Callable @100	100,401
New York (0.5%)
225,000	New York City Housing Development Corp., Class L, 2.79%, 5/1/28, Continuously Callable @100	240,703
Ohio (0.8%)
330,000	County of Cuyahoga Ohio Revenue, 3.48%, 7/1/32, Continuously Callable @100	364,795

Share or Principal Amount	Security Description	Value
Taxable Municipal Bonds, continued:
Rhode Island (0.5%)
$225,000	Rhode Island Convention Center Authority Revenue, 3.15%, 5/15/25	$241,954
Texas (0.9%)
360,000	County of Burnet Texas, GO, 4.20%, 3/1/34, Continuously Callable @100	386,197
Wisconsin (0.3%)
140,000	Wisconsin State, Build America Bonds, GO, Series D, 5.10%, 5/1/41, Continuously Callable @100	145,531
Total Taxable Municipal Bonds		2,122,094

U.S. Government Agency Securities (1.6%)
Federal Farm Credit Bank
250,000	1.94%, 4/23/24, Callable 4/23/20 @ 100*	250,178
Federal Farm Credit Banks Funding Corp.
215,000	2.44%, 8/6/29, Callable 5/6/20 @ 100*	215,178
Federal Home Loan Bank
57,143	2.67%, 3/5/29, Callable 3/16/20 @ 100*	57,145
Freddie Mac
192,101	Series 4683, 3.00%, 4/15/46	199,450
3,302	Series 2302, 6.50%, 4/15/31	3,672
		203,122
Total U.S. Government Agency Securities		725,623

U.S. Treasury Obligations (12.0%)
U.S. Treasury Bonds
1,753,000	2.25%, 8/15/46	1,964,318
U.S. Treasury Inflation Indexed Notes
836,586	0.38%, 7/15/25	874,089
U.S. Treasury Notes
1,367,000	1.38%, 10/15/22	1,384,408
425,000	2.00%, 4/30/24	443,810
804,000	2.25%, 2/15/27	869,231
		2,697,449
Total U.S. Treasury Obligations		5,535,856

Investment Companies (4.9%)
1,662	iShares Iboxx $ Investment Grade Corporate Bond ETF	219,683
17,930	iShares MSCI EAFE Index Fund ETF	1,115,963
22,625	iShares MSCI Emerging Markets Index Fund ETF	916,765
Total Investment Companies		2,252,411

Investment in Affiliates (3.9%)
1,446,390	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(d)	1,446,390
52,409	Cavanal Hill World Energy Fund, Institutional Class	330,120
Total Investment in Affiliates		1,776,510

Total Investments (Cost $38,021,834)(e) - 100.3%		46,277,589
Liabilities in excess of other assets — (0.3)%		(151,039)
Net Assets - 100.0%		$46,126,550

See notes to financial statements

Schedule of Portfolio Investments	Active Core Fund
February 29, 2020 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GO	General Obligation
H15T1Y	1 Year Treasury Constant Maturity Rate
LIBOR	London Interbank Offered Rate
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
US0001M	1 Month US Dollar LIBOR
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	Mid Cap Core Equity Fund
February 29, 2020 (Unaudited)

Shares	Security Description	Value
Common Stocks (94.6%)
Aerospace & Defense (1.8%)
60	L3Harris Technologies, Inc.	$11,864
111	Spirit AeroSystems Holdings, Inc., Class A	5,865
		17,729
Airlines (0.2%)
39	United Airlines Holdings, Inc.(a)	2,402
Auto Components (1.9%)
216	BorgWarner, Inc.	6,826
267	Gentex Corp.	7,129
41	Lear Corp.	4,559
		18,514
Banks (2.4%)
115	Commerce Bancshares, Inc.	7,019
96	East West Bancorp, Inc.	3,719
5	First Citizens Bancshares, Inc.	2,267
24	SVB Financial Group(a)	4,996
103	Western Alliance Bancorp	4,742
		22,743
Biotechnology (0.7%)
384	Exelixis, Inc.(a)	7,139
Building Products (1.6%)
72	Allegion PLC	8,279
28	Lennox International, Inc.	6,388
		14,667
Capital Markets (3.7%)
91	LPL Financial Holdings, Inc.	7,233
64	MSCI, Inc., Class A	18,908
63	Nasdaq, Inc.	6,461
51	SEI Investments Co.	2,790
		35,392
Chemicals (0.4%)
166	Ax alta Coating Systems, Ltd.(a)	4,137
Commercial Services & Supplies (2.0%)
62	Cintas Corp.	16,537
66	IAA, Inc.(a)	2,820
		19,357
Communications Equipment (1.0%)
51	Arista Networks, Inc.(a)	9,849
Consumer Finance (0.3%)
8	Credit Acceptance Corp.(a)	3,226

Containers & Packaging (1.9%)
33	AptarGroup, Inc.	3,335
155	Berry Global Group, Inc.(a)	5,884
102	Packaging Corp. of America	9,243
		18,462
Distributors (0.4%)
20	Pool Corp.	4,219
Diversified Consumer Services (1.1%)
34	Bright Horizons Family Solutions, Inc.(a)	5,343
150	ServiceMaster Global Holdings, Inc.(a)	5,366
		10,709
Diversified Financial Services (0.7%)
128	Voya Financial, Inc.	6,738
Electric Utilities (1.8%)
231	OGE Energy Corp.	8,801
282	PPL Corp.	8,463
		17,264
Electrical Equipment (1.1%)
38	Acuity Brands, Inc.	3,909
367	GrafTech International, Ltd.	2,995
52	Regal-Beloit Corp.	4,037
		10,941

Shares	Security Description	Value
Common Stocks, continued:
Electronic Equipment, Instruments & Components (1.5%)
128	CDW Corp.	$14,620
Energy Equipment & Services (0.8%)
202	Helmerich & Payne, Inc.	7,452
Equity Real Estate Investment Trusts (10.7%)
445	American Homes 4 Rent, Class A	11,522
73	Apartment Investment & Management Co.	3,492
140	Columbia Property Trust, Inc.	2,640
183	Corporate Office Properties Trust	4,637
368	CubeSmart	11,139
96	Douglas Emmett, Inc.	3,665
337	Duke Realty Corp.	10,942
127	Equity LifeStyle Properties, Inc.	8,678
129	Extra Space Storage, Inc.	12,947
433	Host Hotels & Resorts, Inc.	6,270
62	JBG SMITH Properties	2,274
59	Lamar Advertising Co.	4,941
355	Park Hotels & Resorts, Inc.	6,482
189	Site Centers Corp.	2,175
30	SL Green Realty Corp.	2,353
104	Welltower, Inc.	7,781
		101,938
Food & Staples Retailing (0.3%)
88	US Foods Holding Corp.(a)	2,960
Food Products (2.9%)
244	Hormel Foods Corp.	10,151
108	Ingredion, Inc.	8,996
38	Kellogg Co.	2,298
95	Tyson Foods, Inc., Class A	6,444
		27,889
Gas Utilities (0.8%)
205	UGI Corp.	7,388
Health Care Equipment & Supplies (3.6%)
25	Align Technology, Inc.(a)	5,459
87	Hill-Rom Holdings, Inc.	8,356
218	Hologic, Inc.(a)	10,272
31	Teleflex, Inc.	10,386
		34,473
Health Care Providers & Services (1.1%)
14	Chemed Corp.	5,847
40	Molina Healthcare, Inc.(a)	4,902
		10,749
Health Care Technology (1.0%)
68	Veeva Systems, Inc.(a)	9,654
Hotels, Restaurants & Leisure (3.2%)
82	Darden Restaurants, Inc.	7,995
42	Dunkin’ Brands Group, Inc.	2,794
208	Hilton Worldwide Holdings, Inc.	20,217
		31,006
Household Products (1.3%)
84	Church & Dwight Co., Inc.	5,840
42	The Clorox Co.	6,695
		12,535
Independent Power and Renewable Electricity Producers (0.3%)
189	AES Corp.	3,162
Insurance (5.4%)
122	Assured Guaranty, Ltd.	4,979
221	Brighthouse Financial, Inc.(a)	7,921
49	Cincinnati Financial Corp.	4,569
30	Erie Indemnity Co., Class A	4,288
244	FNF Group	9,456
44	The Hanover Insurance Group, Inc.	5,216

See notes to financial statements

Schedule of Portfolio Investments	Mid Cap Core Equity Fund
February 29, 2020 (Unaudited)	Concluded

Shares	Security Description	Value
Common Stocks, continued:
Insurance, continued:
150	The Hartford Financial Services Group, Inc.	$7,493
332	Unum Group	7,739
		51,661
Interactive Media & Services (1.1%)
117	Match Group, Inc.(a)	7,605
81	Twitter, Inc.(a)	2,689
		10,294
Internet & Direct Marketing Retail (0.8%)
75	Etsy, Inc.(a)	4,336
31	Expedia Group, Inc.	3,057
		7,393
IT Services (6.3%)
217	Fiserv, Inc.(a)	23,730
82	Global Payments, Inc.	15,086
110	VeriSign, Inc.(a)	20,873
		59,689
Leisure Products (0.5%)
65	Hasbro, Inc.	5,021
Life Sciences Tools & Services (3.6%)
222	Agilent Technologies, Inc.	17,110
28	Charles River Laboratories International, Inc.(a)	4,356
9	Mettler-Toledo International, Inc.(a)	6,315
36	Waters Corp.(a)	7,016
		34,797
Machinery (3.0%)
258	Allison Transmission Holdings, Inc.	10,475
31	Crane Co.	2,106
90	Graco, Inc.	4,439
14	IDEX Corp.	2,072
95	The Timken Co.	4,260
75	The Toro Co.	5,357
		28,709
Media (0.1%)
17	Liberty Media Corp-Liberty SiriusXM, Class A(a)	759
Metals & Mining (1.6%)
54	Reliance Steel & Aluminum Co	5,524
352	Steel Dynamics, Inc.	9,373
		14,897
Mortgage Real Estate Investment Trusts (0.5%)
260	AGNC Investment Corp.	4,430
Multiline Retail (0.6%)		6,012
40	Dollar General Corp.
Multi-Utilities (2.5%)
94	Center Point Energy, Inc	2,164
95	MDU Resources Group, Inc.	2,634
117	Public Service Enterprise Group, Inc.	6,003
47	Sempra Energy	6,570
74	WEC Energy Group, Inc	6,833
		24,204

Shares	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels (3.0%)
843	Cabot Oil & Gas Corp.	$11,743
248	Continental Resources, Inc.	4,700
188	Devon Energy Corp.	3,053
70	ONEOK, Inc.	4,670
225	PBF Energy, Inc., Class A	5,038
		29,204
Professional Services (0.3%)
53	Robert Half International, Inc.	2,672
Road & Rail (1.2%)
61	Old Dominion Freight Line, Inc.	11,822
Semiconductors & Semiconductor Equipment (3.9%)
112	Advanced Micro Devices, Inc.(a)	5,094
86	Lam Research Corp.	25,235
68	Qorvo, Inc.(a)	6,839
		37,168
Software (5.7%)
313	Cadence Design Systems, Inc.(a)	20,701
121	Citrix Systems, Inc.	12,510
159	Fortinet, Inc.(a)	16,228
63	Manhattan Associates, Inc.(a)	4,244
		53,683
Specialty Retail (1.8%)
4	AutoZone, Inc.(a)	4,130
15	Burlington Stores, Inc.(a)	3,244
18	O’Reilly Automotive, Inc.(a)	6,637
13	Ulta Beauty, Inc.(a)	3,342
		17,353
Textiles, Apparel & Luxury Goods (0.3%)
28	Ralph Lauren Corp.	2,954
Trading Companies & Distributors (1.2%)
166	HD Supply Holdings, Inc.(a)	6,311
45	MSC Industrial Direct Co., Inc., Class A	2,782
16	Watsco, Inc.	2,512
		11,605
Water Utilities (0.4%)
33	American Water Works Co., Inc.	4,081
Wireless Telecommunication Services (0.3%)
134	Telephone & Data Systems, Inc.	2,699
Total Common Stocks		908,421

Investment in Affiliates (4.5%)
43,654	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(b)	43,654
Total Investment in Affiliates		43,654

Total Investments (Cost $915,147)(c) - 99.1%		952,075
Other assets in excess of liabilities — 0.9%		9,006
Net Assets - 100.0%		$961,081

(a)	Non-income producing security.
(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

See notes to financial statements

Schedule of Portfolio Investments	Opportunistic Fund
February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Common Stocks (54.4%)
Aerospace & Defense (4.3%)
28,355	Kratos Defense & Security Solutions, Inc.(a)	$461,052
2,110	Northrop Grumman Corp.	693,852
805	The Boeing Co.	221,464
		1,376,368
Banks (1.6%)
17,625	Bank of America Corp.	502,313
Biotechnology (3.0%)
5,150	AbbVie, Inc.	441,407
5,961	BioMarin Pharmaceutical, Inc.(a)	538,695
		980,102
Commercial Services & Supplies (6.8%)
19,192	Advanced Disposal Services, Inc., Class I(a)	634,488
117,022	Covanta Holding Corp.	1,563,414
		2,197,902
Communications Equipment (7.9%)
18,930	Acacia Communications, Inc.(a)	1,296,894
2,950	Palo Alto Networks, Inc.(a)	544,629
31,776	Radware, Ltd.(a)	721,951
		2,563,474
Diversified Telecommunication Services (3.3%)
30,346	AT&T, Inc.	1,068,786
Electrical Equipment (1.0%)
13,535	nVent Electric PLC	324,975
Electronic Equipment, Instruments & Components (3.3%)
12,345	FLIR Systems, Inc.	524,292
5,549	Keysight Technologies, Inc.(a)	525,823
		1,050,115
Hotels, Restaurants & Leisure (1.6%)
6,440	Royal Caribbean Cruises Ltd.	517,840
Industrial Conglomerates (1.8%)
3,878	3M Co.	578,753
Interactive Media & Services (1.4%)
32,680	Snap, Inc., Class A(a)	463,076
Internet & Direct Marketing Retail (2.3%)
400	Amazon.com, Inc.(a)	753,500
Life Sciences Tools & Services (1.2%)
117,491	Pacific Biosciences of California, Inc.(a)	399,469
Machinery (1.7%)
7,860	Fortive Corp.	543,598
Pharmaceuticals (1.4%)
157,111	MediWound, Ltd.(a)	435,197
Road & Rail (1.7%)
16,095	Uber Technologies, Inc.(a)	545,138
Semiconductors & Semiconductor Equipment (3.7%)
42,303	Everspin Technologies, Inc.(a)	156,521
8,620	Mellanox Technologies, Ltd.(a)	1,029,400
		1,185,921
Software (4.4%)
2,575	Microsoft Corp.	417,176
3,250	Splunk, Inc.(a)	478,823
6,510	Zendesk, Inc.(a)	516,307
		1,412,306
Textiles, Apparel & Luxury Goods (2.0%)
4,000	Columbia Sportswear Co.	325,200
1,807	Deckers Outdoor Corp.(a)	314,057
		639,257
Total Common Stocks		17,538,090

Share or
Principal
Amount	Security Description	Value
Convertible Preferred Stocks (7.0%)
Chemicals (2.5%)
18,000	International Flavor & Fragrances, Inc., 6.69%,	$796,140
Household Products (4.5%)
15,537	Energizer Holdings, Inc., Series A, 1.28%,	1,460,167
Total Convertible Preferred Stocks		2,256,307

Mortgage Backed Securities† (2.9%)
Prime Fixed Mortgage Backed Securities (2.9%)
915,864	Onslow Bay Financial LLC, Series 2018-EXP2, 1A1, 4.00%, 11/25/48*(b)(c)	933,332
Total Mortgage Backed Securities		933,332

Corporate Bonds (16.6%)
Banks (1.6%)
500,000	Bank of America Corp., Series G, 2.48%
	(US0003M + 66 bps), 7/21/21, Callable 7/21/20 @ 100*	500,571
Diversified Financial Services (2.7%)
858,000	BP Capital Markets America, Inc., 4.50%, 10/1/20	872,322
Food & Staples Retailing (3.1%)
981,000	Walmart, Inc., 2.16% (US0003M + 23 bps), 6/23/21	983,168
Machinery (2.8%)
792,000	Wabtec Corp., 4.70%, 9/15/28, Callable 6/15/28 @ 100*	908,546
Oil, Gas & Consumable Fuels (2.2%)
620,000	HollyFrontier Corp., 5.88%, 4/1/26, Callable 1/1/26 @ 100*	692,760
Semiconductors & Semiconductor Equipment (4.2%)
1,290,000	Marvell Technology Group, Ltd., 4.20%, 6/22/23, Callable 5/22/23 @ 100*	1,380,708
Total Corporate Bonds		5,338,075

U.S. Treasury Obligations (6.7%)
U.S. Treasury Notes
720,000	2.38%, 4/30/20	721,075
720,000	2.50%, 5/31/20	721,828
720,000	2.50%, 6/30/20	722,757
Total U.S. Treasury Obligations		2,165,660

Investment Companies (4.6%)
35,420	iShares Silver Trust	550,073
32,240	ProShares UltraShort S&P 500 ETF	937,861
Total Investment Companies		1,487,934

Investment in Affiliates (13.1%)
3,500,000	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(d)	3,500,000
723,120	Cavanal Hill U.S. Treasury Fund, Select Shares, 1.38%(d)	723,120
Total Investment in Affiliates		4,223,120

Total Investments (Cost $34,461,830)(e) - 105.3%		33,942,518
Liabilities in excess of other assets — (5.3)%		(1,716,224)
Net Assets - 100%		$32,226,294

See notes to financial statements

Schedule of Portfolio Investments	Opportunistic Fund
February 29, 2020 (Unaudited)	Concluded

(a)	Non-income producing security.
(b)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at February 29, 2020.
(c)	Represents a restricted security, purchased under Rule 144A, Section 4(2), which is exempt from registration under the Securities Act of 1933, as amended. The security has been deemed liquid according to the policies and procedures adopted by the Board of Trustees.
(d)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.
(e)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.
*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.
†	Mortgage backed securities are classified based on the characteristics of their underlying collateral, the fixed vs. variable nature of the obligations, and the credit standing of the mortgagors. The fixed or variable rate nature of securities interest payments to which the fund is entitled may not coincide with the payment nature of the collateral underlying the securities.

ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
US0003M	3 Month US Dollar LIBOR

See notes to financial statements

Schedule of Portfolio Investments	World Energy Fund
February 29, 2020 (Unaudited)

Share or
Principal
Amount	Security Description	Value
Common Stocks (82.3%)
Auto Components (3.4%)
6,500	Aptiv PLC	$507,715
Chemicals (4.3%)
4,500	Albemarle Corp.	368,325
30,000	Livent Corp.	267,900
		636,225
Commercial Services & Supplies (3.1%)
35,000	Covanta Holding Corp.	467,600
Electric Utilities (0.8%)
42	ALLETE, Inc.	2,898
22	American Electric Power Co., Inc.	1,964
284	Duke Energy Corp.	26,043
31	Evergy, Inc.	2,026
62	Fortis, Inc.	2,509
198	NextEra Energy, Inc.	50,046
30	Otter Tail Corp.	1,458
25	Pinnacle West Capital Corp.	2,237
399	The Southern Co.	24,084
		113,265
Electrical Equipment (6.2%)
5,000	Emerson Electric Co.	320,550
18,500	Vestas Wind Systems A/S ADR	595,700
		916,250
Energy Equipment & Services (6.9%)
28,000	Baker Hughes Co.	450,520
948	Halliburton Co.	16,078
343	Helmerich & Payne, Inc.	12,653
16,214	Schlumberger, Ltd.	439,237
5,602	Tenaris SA ADR	101,956
		1,020,444
Gas Utilities (0.1%)
45	Atmos Energy Corp.	4,647
20	Chesapeake Utilities Corp.	1,710
49	National Fuel & Gas Co.	1,794
30	Northwest Natural Holding Co.	1,973
27	Southwest Gas Holdings, Inc.	1,746
		11,870
Independent Power and Renewable Electricity Producers (0.1%)
169	AES Corp.	2,827
152	Atlantica Yield PLC	4,394
107	NRG Energy, Inc.	3,553
63	Ormat Technologies, Inc.	4,390
70	Sunnova Energy International, Inc.	1,211
124	Vistra Energy Corp.	2,385
		18,760
Multi-Utilities (1.1%)
19	Consolidated Edison, Inc.	1,498
729	Dominion Resources, Inc.	56,993
32	DTE Energy Co.	3,573
259	MDU Resources Group, Inc.	7,182
869	National Grid PLC ADR	54,973
275	Sempra Energy	38,440
27	WEC Energy Group, Inc.	2,493
		165,152
Oil, Gas & Consumable Fuels (45.9%)
18,289	BP PLC ADR	572,264
1,178	Chevron Corp.	109,955
65	CNOOC, Ltd. ADR	8,991
5,800	Concho Resources, Inc.	394,516
10,561	ConocoPhillips	511,364

Share or
Principal
Amount	Security Description	Value
Common Stocks, continued:
Oil, Gas & Consumable Fuels, continued:
11,991	Enbridge, Inc.	$448,823
7,184	EOG Resources, Inc.	454,460
2,956	Exxon Mobil Corp.	152,057
877	Kinder Morgan, Inc.	16,812
18,680	Marathon Petroleum Corp.	885,805
2,072	Occidental Petroleum Corp.	67,837
6,823	ONEOK, Inc.	455,231
2,640	Pembina Pipeline Corp.	95,357
3,002	Phillips 66	224,730
4,000	Pioneer Natural Resources Co.	491,120
728	Royal Dutch Shell PLC ADR, Class A	32,054
7,617	TC Energy Corp.	398,750
13,507	TOTAL SA ADR	582,692
14,040	Valero Energy Corp.	930,149
		6,832,967
Road & Rail (3.0%)
13,000	Uber Technologies, Inc.(a)	440,310
Semiconductors & Semiconductor Equipment (5.5%)
23,000	Infineon Technologies AG ADR	477,020
3,000	NXP Semiconductors NV	341,070
		818,090
Water Utilities (1.9%)
237	American States Water Co.	18,152
1,142	American Water Works Co., Inc.	141,220
2,597	Essential Utilities, Inc.	111,697
24	Middlesex Water Co.	1,427
35	SJW Group	2,141
		274,637
Total Common Stocks		12,223,285

Corporate Bonds (10.5%)
Diversified Financial Services (1.5%)
220,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100*	228,221
Oil, Gas & Consumable Fuels (9.0%)
250,000	Callon Petroleum Co., 6.13%, 10/1/24, Callable 4/9/20 @ 105*	198,800
325,000	Chevron Corp., 2.95%, 5/16/26, Callable 2/16/26 @ 100*	347,758
350,000	Exxon Mobil Corp., 2.44%, 8/16/29, Callable 5/16/29 @ 100*	364,614
200,000	Shell International Finance BV, 2.00%, 11/7/24, Callable 10/7/24 @ 100*	203,473
200,000	Suncor Energy, Inc., 3.60%, 12/1/24, Callable 9/1/24 @ 100*	216,221
		1,330,866
Total Corporate Bonds		1,559,087

Investment Companies (2.7%)
11,000	Invesco Solar ETF	401,170
Total Investment Companies		401,170

Investment in Affiliates (3.9%)
578,808	Cavanal Hill Government Securities Money Market Fund, Select Shares, 1.41%(b)	578,808
Total Investment in Affiliates		578,808

Total Investments (Cost $15,437,750)(c) - 99.4%		14,762,350
Other assets in excess of liabilities — 0.6%		95,881
Net Assets - 100%		$14,858,231

See notes to financial statements

Schedule of Portfolio Investments	World Energy Fund
February 29, 2020 (Unaudited)	Concluded

The Advisor has determined that 58.3% of the Fund’s net assets comprise securities of issuers which are either foreign domiciled or derive more than 50% of its assets, revenue or income outside of the United States.

(a)	Non-income producing security.

(b)	Money market investment. The rate presented on the Schedule of Portfolio Investments is the rate in effect at February 29, 2020.

(c)	Represents cost for financial reporting purposes. The cost for tax reporting purposes can be found in Note 6 in the Notes to Financial Statements.

*	Represents next call date. Additional subsequent call dates and amounts may apply to this security.

ADR	American Depositary Receipt

ETF	Exchange Traded Fund

See notes to financial statements

Notes to Financial Statements

February 29, 2020 (Unaudited)

1.	Organization:

The Cavanal Hill Funds (the “Trust”) was organized on October 1, 1987, as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust meets the definition of an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies”. As of February 29, 2020, the Trust offered shares of U.S. Treasury Fund and Government Securities Money Market Fund (each referred to as a “Money Market Fund” and collectively, the “Money Market Funds”), Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (each referred to as a “Fund” and collectively, “the Funds”). Each Fund is registered as a diversified portfolio of the Trust. The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are each authorized to issue an unlimited number of shares in three classes of shares: No-Load Investor Shares (the “Investor Shares”), Institutional Shares and A Shares. The Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund are also authorized to issue an unlimited number of C Shares. The Money Market Funds are authorized to issue an unlimited number of shares in the following classes: Administrative Shares, Institutional Shares and Select Shares. In addition, the U.S. Treasury Fund is authorized to issue an unlimited number of Service Shares and the Government Securities Money Market Fund is authorized to issue an unlimited number of Premier Shares. Each class of shares for each of the Funds has identical rights and privileges except with respect to distribution (Rule 12b-1 of the 1940 Act) and shareholder servicing fees, voting rights on matters affecting a single class of shares, and the exchange privileges of each class of shares.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The presentation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Fair Value Measurements:

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical assets

●	Level 2 – other observable significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2 in the fair value hierarchy.

When determining the fair value of the Funds’ investments, additional consideration is given to those assets or liabilities that have experienced a significant decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly. In cases where market prices for portfolio securities are not readily available or where prices provided by pricing services are believed not to reflect current value, a Pricing Committee established by the Board of Trustees (the “Board”) determines in good faith, subject to Trust procedures, the fair value of such portfolio securities. Examples of the types of securities that may be fair valued include securities halted or suspended from trading, thinly traded or illiquid securities, high-yield securities and fixed-income securities held in amounts less than their normal unit of trading.

The following is a summary categorization, as of February 29, 2020, of each Fund’s investments in the fair value hierarchy:

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
U.S. Treasury Fund
U.S. Treasury Obligations	$—	$359,840,306	$—	$359,840,306
Repurchase Agreements	—	590,000,000	—	590,000,000
Investment Companies	133,497,128	—	—	133,497,128
Total Investments	133,497,128	949,840,306	—	1,083,337,434

Government Securities Money Market
U.S. Government Agency Securities	—	514,533,479	—	514,533,479
U.S. Treasury Obligations	—	299,814,569	—	299,814,569
Repurchase Agreements	—	755,000,000	—	755,000,000
Investment Companies	243,501,537	—	—	243,501,537
Total Investments	243,501,537	1,569,348,048	—	1,812,849,585

Notes to Financial Statements

February 29, 2020 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Limited Duration Fund
Asset Backed Securities	$—	$7,609,678	$—	$7,609,678
Mortgage Backed Securities[1]	—	55,165,486	—	55,165,486
Corporate Bonds[2]	—	13,486,104	—	13,486,104
Taxable Municipal Bonds[3]	—	1,294,392	—	1,294,392
U.S. Government Agency Securities	—	4,517,706	—	4,517,706
U.S. Treasury Obligations	—	30,706,168	—	30,706,168
Investment in Affiliates	10,828,515	—	—	10,828,515
Total Investments	10,828,515	112,779,534	—	123,608,049

Moderate Duration Fund
Asset Backed Securities	—	2,187,682	—	2,187,682
Mortgage Backed Securities[1]	—	10,362,977	—	10,362,977
Corporate Bonds[2]	—	5,679,084	—	5,679,084
Taxable Municipal Bonds[3]	—	2,997,947	—	2,997,947
U.S. Government Agency Securities	—	300,214	—	300,214
U.S. Treasury Obligations	—	4,016,238	—	4,016,238
Investment Companies	293,968	—	—	293,968
Investment in Affiliates	945,381	—	—	945,381
Total Investments	1,239,349	25,544,142	—	26,783,491

Bond Fund
Asset Backed Securities	—	5,547,541	—	5,547,541
Mortgage Backed Securities[1]	—	35,631,120	—	35,631,120
Corporate Bonds[2]	—	21,725,218	—	21,725,218
Taxable Municipal Bonds[3]	—	9,468,856	—	9,468,856
U.S. Government Agency Securities	—	1,000,714	—	1,000,714
U.S. Treasury Obligations	—	22,511,701	—	22,511,701
Investment Companies	1,019,108	—	—	1,019,108
Investment in Affiliates	4,779,658	—	—	4,779,658
Total Investments	5,798,766	95,885,150	—	101,683,916

Strategic Enhanced Yield Fund
Asset Backed Securities	—	598,864	—	598,864
Mortgage Backed Securities[1]	—	5,313,755	—	5,313,755
Corporate Bonds[2]	—	454,002	—	454,002
U.S. Government Agency Securities	—	1,939,998	—	1,939,998
U.S. Treasury Obligations	—	3,774,303	—	3,774,303
Investment in Affiliates	1,037,019	—	—	1,037,019
Total Investments	1,037,019	12,080,922	—	13,117,941

Ultra Short Tax-Free Income Fund
Municipal Bonds[3]	—	28,357,973	—	28,357,973
Investment in Affiliates	96,421	—	—	96,421
Total Investments	96,421	28,357,973	—	28,454,394

Active Core Fund
Common Stocks[2]	21,133,335	—	—	21,133,335
Asset Backed Securities	—	1,350,292	—	1,350,292
Mortgage Backed Securities[1]	—	7,490,649	—	7,490,649
Corporate Bonds[2]	—	3,890,819	—	3,890,819
Taxable Municipal Bonds[3]	—	2,122,094	—	2,122,094
U.S. Government Agency Securities	—	725,623	—	725,623
U.S. Treasury Obligations	—	5,535,856	—	5,535,856
Investment Companies	2,252,411	—	—	2,252,411
Investment in Affiliates	1,776,510	—	—	1,776,510
Total Investments	25,162,256	21,115,333	—	46,277,589

Mid Cap Core Equity Fund
Common Stocks[2]	908,421	—	—	908,421
Investment in Affiliates	43,654	—	—	43,654
Total Investments	952,075	—	—	952,075

Notes to Financial Statements

February 29, 2020 (Unaudited)

		LEVEL 2 -	LEVEL 3 -
	LEVEL 1 -	Other Significant	Significant
Fund	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Opportunistic Fund
Common Stocks[2]	$17,538,090	$—	$—	$17,538,090
Convertible Preferred Stocks	2,256,307	—	—	2,256,307
Mortgage Backed Securities[1]	—	933,332	—	933,332
Corporate Bonds[2]	—	5,338,075	—	5,338,075
U.S. Treasury Obligations	—	2,165,660	—	2,165,660
Investment Companies	1,487,934	—	—	1,487,934
Investment in Affiliates	4,223,120	—	—	4,223,120
Total Investments	25,505,451	8,437,067	—	33,942,518

World Energy Fund
Common Stocks[2]	12,223,285	—	—	12,223,285
Corporate Bonds[2]	—	1,559,087	—	1,559,087
Investment Companies	401,170	—	—	401,170
Investment in Affiliates	578,808	—	—	578,808
Total Investments	13,203,263	1,559,087	—	14,762,350

1	Please see the Schedule of Portfolio investments for Mortgage Backed Securities classification.

2	Please see the Schedule of Portfolio Investments for Industry classification.

3	Please see the Schedule of Portfolio Investments for State classification.

Securities Valuation:

The Money Market Funds, which operate as government funds, are eligible and have elected to use the amortized cost method of valuation pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost initially and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively, regardless of the impact of fluctuating interest rates on the market value of the instrument. This method may result in periods during which value, as determined by amortized cost, is higher or lower than the price each Money Market Fund would receive if it sold the investment. The value of securities in the Money Market Funds can be expected to vary inversely with changes in prevailing interest rates.

The following is an overview of how securities are valued in the Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund, Ultra Short Tax-Free Income Fund, Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund (the “Variable Net Asset Value Funds”).

Equity securities are valued at the closing price on the exchange or market where the security is principally traded (except for those traded on Nasdaq, which will be valued at the Nasdaq Official Closing Price). If there have been no sales for the day on any exchange or market, the security is valued at the latest available bid price on the exchange or market where the security is principally traded. Equity securities are typically categorized as Level 1 in the fair value hierarchy.

Fixed-income securities are valued using matrix pricing as determined by an independent pricing service approved by the Board. Fixed-income securities are valued using various inputs including new issue data, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy. In addition to the inputs noted for fixed-income securities, asset-backed and mortgage-backed securities are valued using principal payment and collateral performance information, and are typically categorized as Level 2 in the fair value hierarchy.

Short-term fixed-income securities purchased with 60 days or fewer to maturity and of sufficient credit quality are generally valued at amortized cost, which approximates current value, and are typically categorized as Level 2 in the fair value hierarchy.

Open-end mutual fund investments and exchange-traded funds are valued at the most recently calculated net asset value, and are typically categorized as Level 1 in the fair value hierarchy.

Repurchase agreements are valued at original cost, and are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded options and exchange-traded notes are valued at the closing price from the exchange, and are typically categorized as Level 1 in the fair value hierarchy.

Securities Sold Short:

The Funds may enter into short sales. Short sales are transactions in which a fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date as dividend expense. To borrow the security, the Fund also may be required to pay a fee, which is shown as interest expense. The Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The proceeds of the short sale may be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, is recognized upon the close of a short sale.

Notes to Financial Statements

February 29, 2020 (Unaudited)

None of the Funds shall sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or has segregated with the Custodian an amount of cash or liquid assets to cover the short position), however, this policy does not prevent the Funds from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

The Funds did not engage in short sales during the period ending February 29, 2020.

Purchased Call Options:

Each of the Funds, except U.S. Treasury Fund and the Government Securities Money Market Fund, may purchase options to hedge (or reduce) its exposure to a portfolio asset or risk, to obtain leverage for the portfolio, to manage cash and/or as a substitute for taking a position in the reference asset or to gain exposure to certain asset classes. An option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is consideration for undertaking the obligations under the option contract. Options purchased by the Fund will be valued at the last sale price, or in the absence of such a price, at the latest available bid price. The Funds may also purchase index options. Index options (or options on securities indices) are similar in many respects to options on securities, except that an index option gives the holder the right to receive, upon exercise, cash instead of securities, if the closing value of the securities index upon which the option is based is greater than the exercise price of the option.

Purchasing options is a specialized investment technique that entails the possibility of a complete loss of the amounts paid as premiums to writers of options. The Funds can purchase options and index options provided that their total investment in such options immediately after such purchase does not exceed 5% of its total assets.

The Funds did not engage in purchased options activity during the period ending February 29, 2020.

Security Transactions and Related Income:

For all purposes other than financial reporting, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date or for certain foreign dividends, when the Funds become aware of such dividends declared. Gains or losses realized from sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Real Estate Investment Trusts:

Some of the Variable Net Asset Value Funds may invest in real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the year, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT. A REIT may focus on particular types of projects, such as apartment complexes or shopping centers, or on particular geographic regions, or both. An investment in a REIT may be subject to certain risks similar to those associated with direct ownership of real estate, including: declines in the value of real estate; risks related to general and local economic conditions, overbuilding and competition; increases in property taxes and operating expenses; and variations in rental income.

Restricted Securities:

A restricted security is a security that has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. The illiquid, restricted securities held as of February 29, 2020 are identified below:

	Acquisition	Acquisition	Principal	Fair
Security	Date	Cost	Amount	Value
Limited Duration Fund:
Cazenovia Creek Funding II LLC, Series 2018-1A, A, 3.56%, 7/15/30	08/22/18	$1,849,817	$712,824	$723,270
Sun Trust Student Loan Trust, Series 2006-1A, B, 2.07%, 10/28/37	05/26/17 and 4/11/18	1,378,135	978,594	870,477

Repurchase Agreements:

The Funds may invest in repurchase agreements with financial institutions such as member banks of the Federal Deposit Insurance Corporation (FDIC) or from registered broker/dealers that Cavanal Hill Investment Management, Inc. (the “Adviser”) deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities collateral. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund’s custodian, another qualified sub-custodian, or in the Federal Reserve book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

Notes to Financial Statements
February 29, 2020 (Unaudited)

Distributions to Shareholders:

Distributions from net investment income are declared daily and paid monthly for the Money Market Funds, Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Ultra Short Tax-Free Income Fund. Distributions from net investment income are declared and paid quarterly for the Active Core Fund, Mid Cap Core Equity Fund, Opportunistic Fund, and World Energy Fund. Net realized capital gains, if any, are declared and distributed at least annually.

The character of income and gains distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These “book/ tax” differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature (e.g., reclassification of bond discount and premium, gain/loss on principal payments from mortgage-backed securities, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification (e.g., wash sales). To the extent that distributions from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Allocations:

Expenses that directly relate to a specific Fund are charged directly to that Fund. Class-specific expenses are charged directly to the class incurring the expense. Other operating expenses of the Funds are prorated to each Fund on the basis of relative net assets or another appropriate method. Income, expenses (other than expenses attributable to a specific share class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

3.	Fees and Transactions with Related and Other Parties:

The Adviser, a wholly-owned subsidiary of BOKF, NA (“BOKF”), serves as the Funds’ investment adviser. Under the terms of the Investment Advisory Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Advisory Fee (as a percentage of net assets)	Annual Expense Limitations*
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.15%
Moderate Duration Fund	0.20%	0.49%
Bond Fund	0.20%
Strategic Enhanced Yield Fund	0.50%	0.76%
Ultra Short Tax-Free Income Fund	0.15%	0.35%
Active Core Fund	0.35%
Mid Cap Core Equity Fund	0.55%	0.81%
Opportunistic Fund	0.85%	1.00%
World Energy Fund	0.60%	0.90%

* The Adviser has contractually agreed to waive fees or reimburse expenses so that expenses do not exceed the percentage of average daily net assets, plus class-specific fees, through December 31, 2020.

The Adviser serves as the Funds’ administrator. Under the terms of the Administration Agreement between the Adviser and the Trust, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund according to the following schedule:

Fund	Annual Administration Fee (as a percentage of net assets)
U.S. Treasury Fund	0.05%
Government Securities Money Market Fund	0.05%
Limited Duration Fund	0.08%
Moderate Duration Fund	0.08%
Bond Fund	0.08%
Strategic Enhanced Yield Fund	0.08%
Ultra Short Tax-Free Income Fund	0.08%
Active Core Fund	0.08%
Mid Cap Core Equity Fund	0.08%
Opportunistic Fund	0.08%
World Energy Fund	0.08%

Under a Sub-Administration Agreement, the Administrator pays Citi Fund Services Ohio, Inc. (“Citi”) to perform certain administrative duties for the Trust. Fees paid to Citi by the Administrator for sub-administration services are paid out of its administration fees and are not an additional charge to the Funds. For the period ending February 29, 2020, Citi was paid $361,088 by the Administrator. Citi serves the Trust as fund accountant and makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Citi receives additional fees for its services as fund accountant and CCO which are paid by the Funds.

BOKF serves the Trust as custodian for which it is paid a fee of up to 0.01% of each Fund’s average daily net assets. As custodian, BOKF is also entitled to any out-of-pocket expenses incurred.

Notes to Financial Statements
February 29, 2020 (Unaudited)

FIS Investor Services, LLC (“FIS”) serves as transfer agent to the Trust and receives a fee for its services as transfer agent.

Certain officers of the Trust are affiliated with Citi, the Adviser, the distributor (see below) and/or BOKF. These persons are paid no fees directly by the Trust for serving as officers of the Trust.

Cavanal Hill Distributors, Inc. (“CHD”), an affiliate of the Adviser, provides distribution services to the Funds pursuant to a Distribution Agreement between the Trust and CHD. The Trust has adopted a Distribution and Shareholder Services Plan in accordance with Rule 12b-1 under the 1940 Act, pursuant to which the Funds are authorized to pay or reimburse CHD a periodic amount, calculated at an annual rate not to exceed 0.25% of the average daily net asset value of the Administrative, Investor, Service and A Shares, 0.50% of the Premier Shares, and 1.00% of the C Shares, and may be used by CHD to pay banks, including BOKF, broker dealers and other institutions. For the period ending February 29, 2020, BOKF received $1,755,563 under the agreement. CHD contractually agreed to waive 0.15% of such fee paid by the Service Shares and 0.45% of such fee paid by the Premier Shares of the Money Market Funds and 0.13% of such fee paid by the Administrative Shares of the Government Securities Money Market Fund through December 31, 2020.

The Funds have entered into shareholder servicing agreements with BOKF, a broker-dealer affiliate and various service organizations. Services included in the servicing agreements are assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements. Shareholder servicing fees are incurred on a class level basis (where applicable). In consideration for these services, the service organizations received a fee from the Funds, computed daily and paid monthly, at an annual rate up to 0.25% for the Administrative, Institutional, Investor, Select, Service, Premier Shares and C Shares and up to 0.10% for the A Shares of the average daily net assets of the Funds’ shares held by the service organizations’ customers. For the period ending February 29, 2020, BOKF received net shareholder servicing fees of $2,163,758. For shareholder purchases made through BOKF, BOKF has contractually agreed to waive 0.25%, 0.15%, 0.17% and 0.25% of such fees paid by the Select, Service, Institutional and Premier Shares, respectively, of the Money Market Funds and 0.25%, 0.25%, 0.10% and 0.25% of such fees paid by the Institutional, Investor, A, and C Shares, respectively, of the Variable Net Asset Value Funds through December 31, 2020. The affiliate waivers result in reduction of the Shareholder Servicing Fee paid by all affiliated purchasers of a class.

From time to time, the Funds’ service providers may provide fee reductions and waivers in order to assist one or more of the Funds in maintaining more competitive expense ratios. Such reductions may be contractual, as disclosed in the Funds’ statutory prospectus, or voluntary and, as such, may occur on an ad hoc basis. No such reductions are subject to recoupment in subsequent fiscal periods, and voluntary reductions and waivers may be terminated at any time. Amounts reduced or waived under these arrangements are identified on the accompanying Statements of Operations.

Affiliated Transactions:

A summary of each Fund’s investment in an affiliated money market fund (Government Securities Money Market Fund, Select Shares) for the period ending February 29, 2020 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/29/20	Shares as of 2/29/20	Dividend Income	Net Realized Gains/ (Losses)
Limited Duration Fund	$5,044,235	$31,289,745	$(25,505,465)	$—	$10,828,515	10,828,515	$41,262	$—
Moderate Duration Fund	1,055,296	7,683,922	(7,793,837)	—	945,381	945,381	5,951	—
Bond Fund	1,405,699	23,056,189	(19,682,230)	—	4,779,658	4,779,658	16,851	—
Strategic Enhanced Yield Fund	766,036	6,365,435	(6,094,452)	—	1,037,019	1,037,019	5,406	—
Ultra Short Tax-Free Income Fund	123,186	14,309,757	(14,336,522)	—	96,421	96,421	4,216	—
Active Core Fund	2,249,789	6,695,714	(7,499,113)	—	1,446,390	1,446,390	12,442	—
Mid Cap Core Equity Fund	51,148	170,185	(177,679)	—	43,654	43,654	313	—
Opportunistic Fund	5,329,540	17,356,600	(19,186,140)	—	3,500,000	3,500,000	30,131	—
World Energy Fund	531,505	3,950,402	(3,903,099)	—	578,808	578,808	3,350	—
	$16,556,434	$110,877,949	$(104,178,537)	$—	$23,255,846	23,255,846	$119,922	$—

A summary of the Opportunistic Fund’s investment in an affiliated fund for the period ending February 29, 2020 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/29/20	Shares as of 2/29/20	Dividend Income	Net Realized Gains/ (Losses)

U.S. Treasury Fund, Institutional Shares	$5,329,000	$—	$(5,329,000)	$—	$—	—	$5,187	$—
U.S. Treasury Fund, Select Shares	—	5,498,396	(4,775,276)	—	723,120	723,120	4,562	—
	$5,329,000	$5,498,396	$(10,104,276)	$—	$723,120	723,120	$9,749	$—

A summary of the Active Core Fund’s investment in an affiliated fund for the period ending February 29, 2020 is noted below:

Fund	Fair Value 8/31/19	Purchases	Sales	Net Change in Unrealized Appreciation/ (Depreciation)	Fair Value 2/29/20	Shares as of 2/29/20	Dividend Income	Net Realized Gains/ (Losses)
World Energy Fund, Institutional Shares	$493,296	$—	$(151,201)	$35,555	$330,120	52,409	$7,001	$(47,530)
	$493,296	$—	$(151,201)	$35,555	$330,120	52,409	$7,001	$(47,530)

Notes to Financial Statements
February 29, 2020 (Unaudited)

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and long-term U.S. government securities) for the period ending February 29, 2020 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$6,767,264	$12,098,443
Moderate Duration Fund	4,524,773	1,928,951
Bond Fund	9,980,858	4,936,298
Strategic Enhanced Yield Fund	1,368,726	752,272
Ultra Short Tax-Free Income Fund	15,077,039	12,320,000
Active Core Fund	9,698,718	9,327,878
Mid Cap Core Equity Fund	530,020	818,818
Opportunistic Fund	21,316,811	19,343,923
World Energy Fund	15,789,679	20,781,236

Purchases and sales of long-term U.S. government securities for the period ending February 29, 2020 were as follows:

Fund	Purchases	Sales
Limited Duration Fund	$37,065,916	$28,033,100
Moderate Duration Fund	5,564,393	7,105,685
Bond Fund	11,356,685	15,649,524
Strategic Enhanced Yield Fund	4,544,909	984,979
Active Core Fund	3,115,633	2,870,920

5.	Credit Risk and Other Risk Considerations:

The Ultra Short Tax-Free Income Fund invests primarily in debt instruments of municipal issuers. The issuers’ ability to meet their obligations may be affected by economic developments in a specific industry, sector or locale.

The Limited Duration Fund, Moderate Duration Fund, Bond Fund, Strategic Enhanced Yield Fund and Active Core Fund are each invested in mortgage-related, fixed-income instruments. Mortgage-backed securities are subject to prepayment risk and credit risk of mortgagors and may be sensitive to changes in prevailing interest rates. When interest rates rise, the value of fixed-income securities generally declines.

Mid Cap Core Equity Fund invests primarily in a diversified portfolio of common stocks of Mid Cap U.S. companies which are subject to foreign investment risk; as with stock, fund’s share price can fall because of weakness in the stock markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.

The World Energy Fund’s concentration in securities in energy-related industries may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. Energy-related securities can be significantly affected by events relating to political developments, energy conservation, commodity prices, and tax and government regulations.

6.	Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provisions for federal income taxes are required in the financial statements.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last three tax year ends and any interim tax period since then, as applicable). Management has determined that there are no uncertain tax positions that would require the Funds to record a tax liability and, therefore, there is no impact to the Funds’ financial statements.

The Funds may be subject to foreign taxes on dividends and realized capital gains. The Funds accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Notes to Financial Statements
February 29, 2020 (Unaudited)

At February 29, 2020, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Limited Duration Fund	$122,319,675	$2,959,176	$(1,670,802)	$1,288,374
Moderate Duration Fund	26,158,294	910,917	(285,720)	625,197
Bond Fund	96,414,288	5,824,743	(555,115)	5,269,628
Strategic Enhanced Yield Fund	12,662,366	465,207	(9,632)	455,575
Ultra Short Tax-Free Income Fund	28,425,149	29,245	—	29,245
Active Core Fund	38,171,498	9,220,483	(1,114,392)	8,106,091
Mid Cap Core Equity Fund	946,729	102,159	(96,813)	5,346
Opportunistic Fund	34,454,379	1,591,635	(2,103,496)	(511,861)
World Energy Fund	16,236,682	676,831	(2,151,163)	(1,474,332)

The tax characteristics of distributions paid to shareholders during the latest tax fiscal year ended August 31, 2019 were as follows:

	Distributions Paid From:
2019	Net Investment Income	Net Long- Term Gains	Total Taxable Distributions	Tax-Exempt Distributions	Total Distributions Paid*
U.S. Treasury Fund	$20,975,068	$—	$20,975,068	$—	$20,975,068
Government Securities Money Market Fund	33,698,534	—	33,698,534	—	33,698,534
Limited Duration Fund	2,662,026	—	2,662,026	—	2,662,026
Moderate Duration Fund	687,948	—	687,948	—	687,948
Bond Fund	2,628,976	—	2,628,976	—	2,628,976
Strategic Enhanced Yield Fund	133,968	—	133,968	—	133,968
Ultra Short Tax-Free Income Fund	18,068	—	18,068	157,976	176,044
Active Core Fund	817,820	2,669,352	3,487,172	—	3,487,172
Mid Cap Core Equity Fund	9,453	52,843	62,296	—	62,296
Opportunistic Fund	1,740,711	1,929,164	3,669,875	—	3,669,875
World Energy Fund	586,403	—	586,403	—	586,403

* Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of August 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income/Tax Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses*	Unrealized Appreciation (Depreciation)**	Total Accumulated Earnings/ (Deficit)
U.S. Treasury Fund	$1,455,024	$—	$1,455,024	$(1,452,111)	$(284)	$—	$2,629
Government Securities Money Market Fund	2,873,997	—	2,873,997	(2,866,423)	(6)	—	7,568
Limited Duration Fund	308,093	—	308,093	(257,466)	(6,398,118)	(79,081)	(6,426,572)
Moderate Duration Fund	74,284	—	74,284	(56,133)	(5,520,662)	419,093	(5,083,418)
Bond Fund	237,785	—	237,785	(213,099)	(4,442,162)	3,760,837	(656,639)
Strategic Enhanced Yield Fund	147,178	12,482	159,660	(18,188)	—	295,030	436,502
Ultra Short Tax-Free Income Fund	25,408	—	25,408	(21,710)	(115)	14,344	17,927
Active Core Fund	162,628	1,501,276	1,663,904	—	—	8,943,107	10,607,011
Mid Cap Core Equity Fund	892	49,725	50,617	—	—	130,893	181,510
Opportunistic Fund	78,186	—	78,186	—	(3,716,989)	1,053,808	(2,584,995)
World Energy Fund	124,692	—	124,692	—	(21,339,884)	(1,144,149)	(22,359,341)

* See below for post-October losses and capital loss carryforwards.

** The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales and the difference between book and tax amortization methods for premium and market discounts. Excludes unrealized depreciation on securities sold short.

Notes to Financial Statements
February 29, 2020 (Unaudited)

At August 31, 2019, the following Funds had capital loss carryforwards as summarized in the tables below.

Capital loss carryforwards not subject to expiration:

	Short-Term	Long-Term
Fund	Amount	Amount	Total
U.S. Treasury Fund	$284	$—	$284
Government Securities Money Market Fund	6	—	6
Limited Duration Fund	—	6,398,118	6,398,118
Moderate Duration Fund	1,002,314	4,518,348	5,520,662
Bond Fund	1,028,046	3,414,116	4,442,162
Ultra Short Tax-Free Income Fund	115	—	115
Opportunistic Fund	3,716,989	—	3,716,989
World Energy Fund	21,319,748	20,136	21,339,884

To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

During the year ended August 31, 2019, the following Funds had utilized capital loss carryforwards to offset capital gains:

Fund	Amount
U.S. Treasury Fund	$10,772
Limited Duration Fund	138,410
Bond Fund	39,307
Strategic Enhanced Yield Fund	858

7.	Recent Accounting Pronouncements:

In March 2017, FASB issued Accounting Standards Update No. 2017-08 (“ASU 2017-08”), “Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.” ASU 2017-08 changed the amortization period for purchased non-contingently callable debt securities held at a premium. Specifically, it required the premium to be amortized to the earliest call date. ASU 2017-08 does not require an accounting change for securities held at a discount, which continues to accrete to maturity. The Funds have adopted ASU 2017-08 on a modified retrospective basis as of September 1, 2019. The adoption of ASU 2017-08 did not have a significant impact on the amortized cost of investments as of September 1, 2019, and had no impact on beginning net assets, the current period results from operations, or any prior period information presented in the financial statements.

8.	Subsequent Events:

The coronavirus outbreak is impacting the global economy and the market environment. The full impact of the coronavirus outbreak is difficult to predict. To date, the coronavirus has resulted in border closures, healthcare challenges, quarantines, cancellations, disruptions to supply chains, significant unemployment, as well as general concern and uncertainty. Long-term negative impacts to the worldwide economy, individual countries, the financial markets and market participants could be significant. These conditions could adversely affect Fund investment valuation and performance in unforeseen ways.

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See notes to financial statements

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset	Net		Dividends	from Net
	Value,	Investment	Total from	from Net	Realized	Total
	Beginning of	Income	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Activities	Income	Investments	Distributions
U.S. Treasury Fund
Administrative Shares
Six Months Ended February 29, 2020 (unaudited)	$1.000	$0.010	$0.010	$(0.010)	$—	$(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Service Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.011	0.011	(0.011)	—	(0.011)
Year Ended August 31, 2017	1.000	0.003	0.003	(0.003)	—	(0.003)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Select Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
December 26, 2017(d) through August 31, 2018	1.000	0.010	0.010	(0.010)	—	(0.010)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
			Ratio of Net	Ratio of Net
Net Asset			Expenses to	Investment Income	Ratio of Gross
Value, End of	Total	Net Assets End	Average Net	(Loss) to Average	Expenses to Average
Period	Return(a)	of Period (000s)	Assets	Net Assets	Net Assets(c)

$1.000	0.52%	$991,475	0.68%	1.02%	0.68%
1.000	1.63%	864,882	0.69%	1.62%	0.69%
1.000	0.79%	957,502	0.67%	0.77%	0.67%
1.000	0.08%	1,057,228	0.53%	0.08%	0.73%
1.000	0.01%	1,310,795	0.22%	0.01%	0.79%
1.000	—%	1,299,328	0.07%	—%	0.86%

1.000	0.67%	30,454	0.38%	1.37%	0.68%
1.000	1.93%	79,927	0.39%	1.93%	0.69%
1.000	1.09%	33,720	0.37%	1.11%	0.67%
1.000	0.25%	30,662	0.37%	0.22%	0.73%
1.000	0.01%	44,780	0.23%	—%	0.79%
1.000	—%	42,966	0.07%	—%	0.86%

1.000	0.73%	91,133	0.26%	1.48%	0.43%
1.000	2.05%	94,055	0.27%	2.04%	0.44%
1.000	1.21%	97,238	0.25%	1.13%	0.42%
1.000	0.35%	209,469	0.27%	0.35%	0.48%
1.000	0.03%	219,856	0.21%	0.02%	0.54%
1.000	—%	110,133	0.07%	—%	0.61%

1.000	0.77%	50,212	0.18%	1.55%	0.43%
1.000	2.14%	58,826	0.19%	2.13%	0.44%
1.000	0.99%	51,839	0.17%	1.46%	0.42%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets
		Resulting From Operations:		Less Dividends From:
					Distributions
	Net Asset	Net		Dividends	from Net
	Value,	Investment	Total from	from Net	Realized	Total
	Beginning of	Income	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Activities	Income	Investments	Distributions
Government Securities Money Market Fund
Administrative Shares
Six Months Ended February 29, 2020 (unaudited)	$1.000	$0.010	$0.010	$(0.010)	—	$(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.009	0.009	(0.009)	—	(0.009)
Year Ended August 31, 2017	1.000	0.001	0.001	(0.001)	—	(0.001)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—
Select Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.013	0.013	(0.013)	—	(0.013)
September 15, 2016(d) through August 31, 2017	1.000	0.005	0.005	(0.005)	—	(0.005)
Premier Shares
Six Months Ended February 29, 2020 (unaudited)	1.000	0.010	0.010	(0.010)	—	(0.010)
Year Ended August 31, 2019	1.000	0.020	0.020	(0.020)	—	(0.020)
Year Ended August 31, 2018	1.000	0.012	0.012	(0.012)	—	(0.012)
Year Ended August 31, 2017	1.000	0.004	0.004	(0.004)	—	(0.004)
Year Ended August 31, 2016	1.000	—	—	—	—	—
Year Ended August 31, 2015	1.000	—	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
			Ratio of Net	Ratio of Net
Net Asset			Expenses to	Investment Income	Ratio of Gross
Value, End of	Total	Net Assets End	Average Net	(Loss) to Average	Expenses to Average
Period	Return(a)	of Period (000s)	Assets	Net Assets	Net Assets(c)

$1.000	0.58%	$569,097	0.56%	1.17%	0.69%
1.000	1.77%	489,932	0.56%	1.77%	0.69%
1.000	0.91%	538,798	0.57%	0.88%	0.70%
1.000	0.14%	686,821	0.49%	0.13%	0.72%
1.000	0.01%	945,475	0.27%	0.01%	0.80%
1.000	0.01%	942,950	0.10%	0.01%	0.86%

1.000	0.73%	122,291	0.27%	1.45%	0.44%
1.000	2.06%	94,595	0.27%	2.05%	0.44%
1.000	1.20%	102,020	0.28%	1.13%	0.45%
1.000	0.38%	181,637	0.27%	0.32%	0.47%
1.000	0.05%	756,948	0.24%	0.04%	0.55%
1.000	0.01%	583,051	0.10%	0.01%	0.61%

1.000	0.77%	898,292	0.19%	1.55%	0.44%
1.000	2.14%	988,003	0.19%	2.13%	0.44%
1.000	1.28%	800,991	0.20%	1.30%	0.45%
1.000	0.45%	640,260	0.19%	0.48%	0.47%

1.000	0.75%	223,579	0.24%	1.50%	0.94%
1.000	2.09%	233,659	0.24%	2.08%	0.94%
1.000	1.23%	105,598	0.25%	1.26%	0.95%
1.000	0.41%	72,292	0.24%	0.43%	0.97%
1.000	0.07%	15,874	0.22%	0.06%	1.05%
1.000	0.01%	3,365	0.10%	0.01%	1.11%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
	Net Asset	Net	Unrealized		Dividends	from Net
	Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Limited Duration Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$9.62	$0.10	$0.12	$0.22	$(0.10)	$—	$(0.10)
Year Ended August 31, 2019	9.41	0.21	0.21	0.42	(0.21)	—	(0.21)
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01	(0.21)	—	(0.21)
Year Ended August 31, 2017	9.60	0.08	0.05	0.13	(0.12)	—	(0.12)
Year Ended August 31, 2016	9.60	0.08	0.03	0.11	(0.11)	—	(0.11)
Year Ended August 31, 2015	9.62	0.08	(0.01)	0.07	(0.09)	—	(0.09)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	9.62	0.11	0.11	0.22	(0.11)	—	(0.11)
Year Ended August 31, 2019	9.40	0.23	0.23	0.46	(0.24)	—	(0.24)
Year Ended August 31, 2018	9.60	0.19	(0.16)	0.03	(0.23)	—	(0.23)
Year Ended August 31, 2017	9.59	0.11	0.05	0.16	(0.15)	—	(0.15)
Year Ended August 31, 2016	9.59	0.11	0.03	0.14	(0.14)	—	(0.14)
Year Ended August 31, 2015	9.61	0.10	(0.01)	0.09	(0.11)	—	(0.11)
A Shares
Six Months Ended February 29, 2020 (unaudited)	9.62	0.10	0.12	0.22	(0.10)	—	(0.10)
Year Ended August 31, 2019	9.41	0.21	0.21	0.42	(0.21)	—	(0.21)
Year Ended August 31, 2018	9.61	0.16	(0.15)	0.01	(0.21)	—	(0.21)
Year Ended August 31, 2017	9.60	0.09	0.05	0.14	(0.13)	—	(0.13)
Year Ended August 31, 2016	9.60	0.08	0.04	0.12	(0.12)	—	(0.12)
Year Ended August 31, 2015	9.62	0.08	(0.01)	0.07	(0.09)	—	(0.09)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
				Ratio of Net
				Investment	Ratio of
			Ratio of Net	Income	Gross
Net Asset	Total Return	Net Assets	Expenses to	(Loss) to	Expenses to
Value, End	(Excludes Sales	End of Period	Average Net	Average Net	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Assets	Assets(c)	Turnover(d)

$9.74	2.31%	$3,678	0.70%	2.03%	0.95%	37%
9.62	4.56%	4,126	0.74%	2.19%	0.98%	34%
9.41	0.07%	8,642	0.80%	1.63%	0.99%	70%
9.61	1.37%	15,691	0.74%	0.89%	1.08%	69%
9.60	1.19%	36,878	0.69%	0.87%	1.29%	80%
9.60	0.71%	44,030	0.67%	0.82%	1.42%	39%

9.73	2.33%	125,563	0.45%	2.28%	0.70%	37%
9.62	4.94%	114,269	0.48%	2.45%	0.73%	34%
9.40	0.37%	87,618	0.49%	1.99%	0.74%	70%
9.60	1.68%	82,109	0.43%	1.22%	0.83%	69%
9.59	1.48%	89,098	0.39%	1.16%	1.04%	80%
9.59	0.97%	105,478	0.42%	1.06%	1.17%	39%

9.74	2.31%	975	0.70%	2.01%	0.80%	37%
9.62	4.57%	585	0.72%	2.20%	0.83%	34%
9.41	0.13%	588	0.74%	1.65%	0.84%	70%
9.61	1.43%	1,238	0.68%	0.97%	0.93%	69%
9.60	1.23%	1,635	0.64%	0.96%	1.14%	80%
9.60	0.72%	7,996	0.67%	0.81%	1.27%	39%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
	Net Asset	Net	Unrealized		Dividends	from Net
	Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Moderate Duration Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$10.64	$0.11	$0.13	$0.24	$(0.11)	$—	$(0.11)
Year Ended August 31, 2019	10.31	0.24	0.32	0.56	(0.23)	—	(0.23)
Year Ended August 31, 2018	10.48	0.16	(0.17)	(0.01)	(0.16)	—	(0.16)
Year Ended August 31, 2017	10.60	0.09	(0.02)	0.07	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.53	0.14	0.08	0.22	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.01)	0.11	(0.12)	—	(0.12)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	10.65	0.12	0.12	0.24	(0.12)	—	(0.12)
Year Ended August 31, 2019	10.31	0.26	0.34	0.60	(0.26)	—	(0.26)
Year Ended August 31, 2018	10.48	0.19	(0.17)	0.02	(0.19)	—	(0.19)
Year Ended August 31, 2017	10.60	0.12	(0.02)	0.10	(0.22)	—	(0.22)
Year Ended August 31, 2016	10.53	0.17	0.08	0.25	(0.18)	—	(0.18)
Year Ended August 31, 2015	10.55	0.15	(0.02)	0.13	(0.15)	—	(0.15)
A Shares
Six Months Ended February 29, 2020 (unaudited)	10.65	0.11	0.12	0.23	(0.11)	—	(0.11)
Year Ended August 31, 2019	10.31	0.24	0.33	0.57	(0.23)	—	(0.23)
Year Ended August 31, 2018	10.48	0.16	(0.16)	—	(0.17)	—	(0.17)
Year Ended August 31, 2017	10.58	0.10	(0.01)	0.09	(0.19)	—	(0.19)
Year Ended August 31, 2016	10.52	0.15	0.06	0.21	(0.15)	—	(0.15)
Year Ended August 31, 2015	10.54	0.12	(0.02)	0.10	(0.12)	—	(0.12)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	The net expense ratio shown for the period reflects the current expense limitation which became effective on December 26, 2018.

(f)	During the year ended August 30, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.09%, (0.07)% and 0.07%, respectively, for Moderate Duration Fund.

Amounts designated as “—” are 0 or have been rounded to 0.

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
	Total Return			Ratio of Net		Investment		Gross
Net Asset	(Excludes		Net Assets	Expenses to		Income (Loss)		Expenses to
Value, End	Sales		End of Period	Average Net		to Average Net		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$10.77	2.25%		$4,128	0.74%		2.05%		1.30%	34%
10.64	5.54%		4,271	0.83	%(e)	2.26%		1.26%	25%
10.31	(0.07)%		5,102	1.14%		1.49%		1.35%	28%
10.48	0.69%		10,375	0.89%		0.93%		1.24%	87%
10.60	2.09%		14,176	0.79%		1.24%		1.34%	129%
10.53	1.04	%(f)	17,009	0.78	%(f)	1.18	%(f)	1.55%	57%

10.77	2.28%		25,199	0.49%		2.30%		1.05%	34%
10.65	5.90%		23,463	0.58	%(e)	2.51%		1.01%	25%
10.31	0.22%		24,883	0.85%		1.78%		1.10%	28%
10.48	0.99%		34,078	0.60%		1.22%		0.99%	87%
10.60	2.39%		52,057	0.49%		1.52%		1.09%	129%
10.53	1.24%		28,295	0.60%		1.37%		1.30%	57%

10.77	2.15%		365	0.74%		2.05%		1.15%	34%
10.65	5.63%		381	0.85	%(e)	2.24%		1.11%	25%
10.31	(0.03)%		634	1.10%		1.53%		1.20%	28%
10.48	0.92%		983	0.85%		0.93%		1.09%	87%
10.58	2.03%		2,123	0.74%		1.30%		1.19%	129%
10.52	0.99%		17,489	0.85%		1.15%		1.40%	57%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
			Net Realized
			and			Distributions
	Net Asset	Net	Unrealized		Dividends	from Net
	Value,	Investment	Gains	Total from	from Net	Realized	Total
	Beginning of	Income	(Losses) on	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	Investments	Activities	Income	Investments	Distributions
Bond Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$9.82	$0.10	$0.18	$0.28	$(0.10)	$—	$(0.10)
Year Ended August 31, 2019	9.22	0.21	0.60	0.81	(0.21)	—	(0.21)
Year Ended August 31, 2018	9.55	0.18	(0.31)	(0.13)	(0.20)	—	(0.20)
Year Ended August 31, 2017	9.77	0.09	(0.15)	(0.06)	(0.14)	(0.02)	(0.16)
Year Ended August 31, 2016	9.56	0.15	0.24	0.39	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.57	0.15	—	0.15	(0.16)	—	(0.16)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	9.80	0.11	0.17	0.28	(0.11)	—	(0.11)
Year Ended August 31, 2019	9.20	0.23	0.61	0.84	(0.24)	—	(0.24)
Year Ended August 31, 2018	9.52	0.20	(0.29)	(0.09)	(0.23)	—	(0.23)
Year Ended August 31, 2017	9.75	0.12	(0.16)	(0.04)	(0.17)	(0.02)	(0.19)
Year Ended August 31, 2016	9.54	0.18	0.23	0.41	(0.20)	—	(0.20)
Year Ended August 31, 2015	9.57	0.18	(0.02)	0.16	(0.19)	—	(0.19)
A Shares
Six Months Ended February 29, 2020 (unaudited)	9.82	0.10	0.17	0.27	(0.10)	—	(0.10)
Year Ended August 31, 2019	9.21	0.21	0.62	0.83	(0.22)	—	(0.22)
Year Ended August 31, 2018	9.54	0.18	(0.31)	(0.13)	(0.20)	—	(0.20)
Year Ended August 31, 2017	9.75	0.09	(0.13)	(0.04)	(0.15)	(0.02)	(0.17)
Year Ended August 31, 2016	9.55	0.15	0.23	0.38	(0.18)	—	(0.18)
Year Ended August 31, 2015	9.58	0.16	(0.02)	0.14	(0.17)	—	(0.17)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year, except for Portfolio Turnover.

(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.

(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.

(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.10%, (0.16)% and 0.16%, respectively, for Bond Fund.

Amounts designated as “—” are 0 or have been rounded to 0.

				Ratios/Supplemental Data:(b)
						Ratio of Net		Ratio of
	Total Return			Ratio of Net		Investment		Gross
Net Asset	(Excludes		Net Assets	Expenses to		Income (Loss)		Expenses to
Value, End	Sales		End of Period	Average Net		to Average Net		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets		Assets		Assets(c)	Turnover(d)

$10.00	2.91%		$1,397	0.73%		2.06%		0.98%	21%
9.82	8.96%		1,862	0.77%		2.24%		0.99%	33%
9.22	(1.33)%		5,641	0.76%		1.91%		0.99%	29%
9.55	(0.57)%		7,305	0.71%		1.01%		1.06%	79%
9.77	4.11%		11,279	0.68%		1.52%		1.26%	107%
9.56	1.61	%(e)	8,167	0.54	%(e)	1.82	%(e)	1.43%	83%

9.97	2.94%		101,919	0.48%		2.32%		0.73%	21%
9.80	9.28%		101,925	0.49%		2.51%		0.74%	33%
9.20	(0.97)%		96,022	0.49%		2.17%		0.74%	29%
9.52	(0.41)%		119,604	0.44%		1.28%		0.81%	79%
9.75	4.39%		155,660	0.41%		1.79%		1.01%	107%
9.54	1.68%		99,270	0.48%		1.90%		1.18%	83%

9.99	2.80%		56	0.73%		2.08%		0.83%	21%
9.82	9.11%		136	0.74%		2.27%		0.84%	33%
9.21	(1.32)%		126	0.74%		1.92%		0.84%	29%
9.54	(0.45)%		176	0.69%		1.03%		0.91%	79%
9.75	4.02%		277	0.66%		1.62%		1.11%	107%
9.55	1.42%		1,058	0.73%		1.68%		1.28%	83%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income		Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Strategic Enhanced Yield Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$10.70	$0.12		$0.10	$0.22	$(0.12)	$(0.14)	$(0.26)
Year Ended August 31, 2019	10.10	0.29	(e)	0.60	0.89	(0.29)	—	(0.29)
December 26, 2017(f) through August 31, 2018	10.00	0.21	(e)	(0.01)	0.20	(0.10)	—	(0.10)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	10.56	0.13		0.11	0.24	(0.13)	(0.15)	(0.28)
Year Ended August 31, 2019	9.97	0.31	(e)	0.59	0.90	(0.31)	—	(0.31)
December 26, 2017(f) through August 31, 2018	10.00	0.21	(e)	(0.02)	0.19	(0.22)	—	(0.22)
A Shares
Six Months Ended February 29, 2020 (unaudited)	10.56	0.12		0.09	0.21	(0.12)	(0.14)	(0.26)
Year Ended August 31, 2019	9.96	0.28	(e)	0.60	0.88	(0.28)	—	(0.28)
December 26, 2017(f) through August 31, 2018	10.00	0.19	(e)	(0.03)	0.16	(0.20)	—	(0.20)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
		Net		Ratio of Net
	Total Return	Assets	Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	End of	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets(c)	Turnover(d)

$10.66	2.16%	$2,191	1.01%	2.24%	2.26%	18%
10.70	8.96%	1,546	1.01%	2.79%	3.16%	59%
10.10	2.05%	4	1.01%	3.01%	13.65%	20%

10.52	2.30%	10,451	0.76%	2.48%	2.01%	18%
10.56	9.21%	6,370	0.76%	3.02%	3.23%	59%
9.97	1.87%	984	0.76%	3.11%	13.40%	20%

10.51	2.08%	547	1.01%	2.24%	2.12%	18%
10.56	9.05%	468	1.01%	2.82%	4.02%	59%
9.96	1.60%	390	1.01%	2.87%	13.50%	20%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:			Less Dividends From:
						Distributions
	Net Asset	Net	Net Realized		Dividends	from Net
	Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions
Ultra Short Tax-Free Income Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$10.00	$0.04	$—	$0.04	$(0.04)	$—	$(0.04)
Year Ended August 31, 2019	9.98	0.11	0.02	0.13	(0.11)	—	(0.11)
December 26, 2017(f) through August 31, 2018	10.00	0.03	(0.02)	0.01	(0.03)	—	(0.03)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	10.01	0.05	—	0.05	(0.05)	—	(0.05)
Year Ended August 31, 2019	10.00	0.14	0.01	0.15	(0.14)	—	(0.14)
December 26, 2017(f) through August 31, 2018	10.00	0.07	—	0.07	(0.07)	—	(0.07)
A Shares
Six Months Ended February 29, 2020 (unaudited)	10.01	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended August 31, 2019	10.01	0.03	0.01	0.04	(0.04)	—	(0.04)
December 26, 2017(f) through August 31, 2018	10.00	—	0.01	0.01	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the current expense limitation in effect as of December 26, 2018 and the higher limit in effect prior to that date.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
		Net			Ratio of Net
	Total Return	Assets	Ratio of Net		Investment	Ratio of Gross
Net Asset	(Excludes	End of	Expenses to		Income (Loss)	Expenses to
Value, End	Sales	Period	Average Net		to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets		Net Assets	Assets(c)	Turnover(d)

$10.00	0.41%	$323	0.60%		0.81%	1.16%	77%
10.00	1.35%	175	0.66	%(e)	1.12%	1.59%	135%
9.98	0.14%	71	0.81%		0.71%	2.36%	155%

10.01	0.53%	26,758	0.35%		1.06%	0.91%	77%
10.01	1.50%	20,529	0.41	%(e)	1.38%	1.34%	135%
10.00	0.65%	11,595	0.56%		0.96%	2.11%	155%

10.01	0.41%	17	0.60%		0.83%	1.02%	77%
10.01	0.36%	21	0.66	%(e)	1.07%	1.44%	135%
10.01	0.10%	—	0.81%		0.71%	2.21%	155%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:			Less Dividends From:
						Distributions
	Net Asset	Net	Net Realized		Dividends	from Net
	Value,	Investment	and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income	Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)	on Investments	Activities	Income	Investments	Distributions
Active Core Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$13.49	$0.09	$0.05	$0.14	$(0.12)	$(0.56)	$(0.68)
Year Ended August 31, 2019	14.04	0.19	0.21	0.40	(0.19)	(0.76)	(0.95)
Year Ended August 31, 2018	13.72	0.18	0.95	1.13	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2017	13.35	0.17	0.76	0.93	(0.17)	(0.39)	(0.56)
Year Ended August 31, 2016	13.38	0.23	0.58	0.81	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.29	0.20	(0.10)	0.10	(0.19)	(0.82)	(1.01)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	13.54	0.11	0.03	0.14	(0.13)	(0.56)	(0.69)
Year Ended August 31, 2019	14.08	0.23	0.22	0.45	(0.23)	(0.76)	(0.99)
Year Ended August 31, 2018	13.76	0.22	0.94	1.16	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2017	13.39	0.20	0.77	0.97	(0.21)	(0.39)	(0.60)
Year Ended August 31, 2016	13.39	0.23	0.61	0.84	(0.22)	(0.62)	(0.84)
Year Ended August 31, 2015	14.33	0.23	(0.12)	0.11	(0.23)	(0.82)	(1.05)
A Shares
Six Months Ended February 29, 2020 (unaudited)	13.45	0.08	0.05	0.13	(0.10)	(0.56)	(0.66)
Year Ended August 31, 2019	13.98	0.16	0.23	0.39	(0.16)	(0.76)	(0.92)
Year Ended August 31, 2018	13.67	0.18	0.94	1.12	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2017	13.31	0.17	0.76	0.93	(0.18)	(0.39)	(0.57)
Year Ended August 31, 2016	13.32	0.20	0.60	0.80	(0.19)	(0.62)	(0.81)
Year Ended August 31, 2015	14.27	0.20	(0.13)	0.07	(0.20)	(0.82)	(1.02)
C Shares
Six Months Ended February 29, 2020 (unaudited)	13.43	0.04	0.04	0.08	(0.07)	(0.56)	(0.63)
Year Ended August 31, 2019	13.98	0.09	0.21	0.30	(0.09)	(0.76)	(0.85)
Year Ended August 31, 2018	13.65	0.07	0.96	1.03	(0.08)	(0.62)	(0.70)
Year Ended August 31, 2017	13.31	0.08	0.74	0.82	(0.09)	(0.39)	(0.48)
Year Ended August 31, 2016	13.31	0.10	0.61	0.71	(0.09)	(0.62)	(0.71)
December 31, 2014(f) through August 31, 2015	13.59	0.10	(0.34)	(0.24)	(0.04)	—	(0.04)

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	During the year ended August 31, 2015, the Investor Class received monies related to a correction of an error. The corresponding impact to the total return, net expenses to average net assets ratio and net investment income to average net assets ratio was 0.14%, (0.18)% and 0.18%, respectively, for Active Core Fund.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

				Ratios/Supplemental Data:(b)
			Net			Ratio of Net
	Total Return		Assets	Ratio of Net		Investment		Ratio of Gross
Net Asset	(Excludes		End of	Expenses to		Income (Loss)		Expenses to
Value, End	Sales		Period	Average Net		to Average		Average Net	Portfolio
of Period	Charge)(a)		(000s)	Assets		Net Assets		Assets(c)	Turnover(d)

$12.95	0.87%		$4,518	1.09%		1.39%		1.35%	27%
13.49	3.67%		4,632	1.10%		1.44%		1.36%	41%
14.04	8.46%		5,340	1.07%		1.32%		1.32%	37%
13.72	7.24%		5,275	0.98%		1.28%		1.37%	55%
13.35	6.36%		7,921	0.88%		1.52%		1.52%	69%
13.38	0.59	%(e)	11,490	0.74	%(e)	1.57	%(e)	1.70%	60%

12.99	0.92%		40,967	0.84%		1.64%		1.10%	27%
13.54	4.00%		42,574	0.85%		1.69%		1.11%	41%
14.08	8.70%		46,738	0.81%		1.57%		1.07%	37%
13.76	7.50%		46,101	0.73%		1.52%		1.12%	55%
13.39	6.62%		53,077	0.62%		1.79%		1.27%	69%
13.39	0.63%		52,775	0.71%		1.61%		1.45%	60%

12.92	0.87%		596	1.14%		1.31%		1.20%	27%
13.45	3.59%		767	1.17%		1.38%		1.21%	41%
13.98	8.41%		1,496	1.17%		1.22%		1.17%	37%
13.67	7.20%		1,518	0.98%		1.28%		1.22%	55%
13.31	6.33%		1,391	0.87%		1.57%		1.37%	69%
13.32	0.32%		421	0.99%		1.34%		1.58%	60%

12.88	0.42%		46	1.84%		0.58%		2.10%	27%
13.43	2.87%		54	1.85%		0.69%		2.11%	41%
13.98	7.70%		73	1.84%		0.54%		2.07%	37%
13.65	6.32%		75	1.73%		0.57%		2.12%	55%
13.31	5.61%		67	1.62%		0.78%		2.27%	69%
13.31	(1.80)%		55	1.86%		0.45%		2.60%	60%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Total
	Beginning of	Income		Gains (Losses)	Investment	Investment	Gains from	Dividends and
	Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Mid Cap Core Equity Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$11.24	$0.04		$(0.50)	$(0.46)	$(0.04)	$(0.43)	$(0.47)
Year Ended August 31, 2019	11.90	0.03	(e)	(0.29)	(0.26)	(0.03)	(0.37)	(0.40)
Year Ended August 31, 2018	10.33	0.05	(e)	1.57	1.62	(0.05)	—	(0.05)
December 30, 2016(f) through August 31, 2017	10.00	0.07		0.32	0.39	(0.06)	—	(0.06)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	11.25	0.05		(0.51)	(0.46)	(0.05)	(0.43)	(0.48)
Year Ended August 31, 2019	11.92	0.06	(e)	(0.29)	(0.23)	(0.07)	(0.37)	(0.44)
Year Ended August 31, 2018	10.36	0.08	(e)	1.57	1.65	(0.09)	—	(0.09)
December 30, 2016(f) through August 31, 2017	10.00	0.04		0.34	0.38	(0.02)	—	(0.02)
A Shares
Six Months Ended February 29, 2020 (unaudited)	11.31	0.04		(0.52)	(0.48)	(0.04)	(0.43)	(0.47)
Year Ended August 31, 2019	11.97	0.03	(e)	(0.28)	(0.25)	(0.04)	(0.37)	(0.41)
Year Ended August 31, 2018	10.39	0.05	(e)	1.58	1.63	(0.05)	—	(0.05)
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.37	0.39	—	—	—
C Shares
Six Months Ended February 29, 2020 (unaudited)	11.06	—		(0.51)	(0.51)	—	(0.43)	(0.43)
Year Ended August 31, 2019	11.68	—	(e)	(0.25)	(0.25)	—	(0.37)	(0.37)
Year Ended August 31, 2018	10.28	—	(e)	1.40	1.40	—	—	—
December 30, 2016(f) through August 31, 2017	10.00	0.02		0.26	0.28	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	Calculated using average shares.
(f)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
		Net		Ratio of Net
	Total Return	Assets	Ratio of Net	Investment	Ratio of Gross
Net Asset	(Excludes	End of	Expenses to	Income (Loss)	Expenses to
Value, End	Sales	Period	Average Net	to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets	Net Assets	Assets(c)	Turnover(d)

$10.31	(4.53)%	$110	1.06%	0.61%	11.94%	47%
11.24	(1.59)%	114	1.06%	0.27%	8.26%	106%
11.90	15.67%	624	1.06%	0.45%	5.32%	74%
10.33	3.84%	185	1.06%	0.72%	16.40%	45%

10.31	(4.48)%	742	0.81%	0.86%	11.68%	47%
11.25	(1.32)%	809	0.81%	0.53%	9.22%	106%
11.92	15.97%	1,355	0.81%	0.73%	7.35%	74%
10.36	3.84%	1,610	0.81%	0.81%	9.65%	45%

10.36	(4.69)%	109	1.06%	0.64%	11.15%	47%
11.31	(1.50)%	382	1.06%	0.28%	10.07%	106%
11.97	15.68%	364	1.06%	0.46%	6.24%	74%
10.39	3.90%	62	1.06%	0.45%	14.98%	45%

10.12	(5.02)%	—	1.81%	(1.64)%	2.06%	47%
11.06	(1.51)%	—	1.81%	—%	2.06%	106%
11.68	13.62%	—	1.81%	—%	27.23%	74%
10.28	2.80%	253	1.81%	3.73%	25.73%	45%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net
	Value,	Investment		and Unrealized	Total from	from Net	Realized	Total
	Beginning	Income		Gains (Losses)	Investment	Investment	Gains from	Dividends and
	of Period	(Loss)		on Investments	Activities	Income	Investments	Distributions
Opportunistic Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$12.83	$0.08		$(0.35)	$(0.27)	$(0.07)	$—	$(0.07)
Year Ended August 31, 2019	15.43	0.13		(1.65)	(1.52)	(0.15)	(0.93)	(1.08)
Year Ended August 31, 2018	14.90	0.04	(f)	1.28	1.32	(0.04)	(0.75)	(0.79)
Year Ended August 31, 2017	12.86	(0.02)		2.08	2.06	(0.02)	—	(0.02)
Year Ended August 31, 2016	13.66	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.85	(0.02)		0.21	0.19	—	(0.38)	(0.38)
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	12.98	0.10		(0.36)	(0.26)	(0.09)	—	(0.09)
Year Ended August 31, 2019	15.61	0.17		(1.68)	(1.51)	(0.19)	(0.93)	(1.12)
Year Ended August 31, 2018	15.05	0.08	(f)	1.30	1.38	(0.07)	(0.75)	(0.82)
Year Ended August 31, 2017	12.99	0.03		2.08	2.11	(0.05)	—	(0.05)
Year Ended August 31, 2016	13.78	0.06		(0.47)	(0.41)	(0.04)	(0.34)	(0.38)
Year Ended August 31, 2015	13.95	(0.01)		0.23	0.22	(0.01)	(0.38)	(0.39)
A Shares
Six Months Ended February 29, 2020 (unaudited)	12.88	0.08		(0.36)	(0.28)	(0.07)	—	(0.07)
Year Ended August 31, 2019	15.48	0.13		(1.65)	(1.52)	(0.15)	(0.93)	(1.08)
Year Ended August 31, 2018	14.95	0.04	(f)	1.28	1.32	(0.04)	(0.75)	(0.79)
Year Ended August 31, 2017	12.90	(0.01)		2.07	2.06	(0.01)	—	(0.01)
Year Ended August 31, 2016	13.70	0.03		(0.47)	(0.44)	(0.02)	(0.34)	(0.36)
Year Ended August 31, 2015	13.89	(0.02)		0.21	0.19	—	(0.38)	(0.38)
C Shares
Six Months Ended February 29, 2020 (unaudited)	12.51	0.03		(0.35)	(0.32)	(0.02)	—	(0.02)
Year Ended August 31, 2019	15.07	0.02		(1.60)	(1.58)	(0.05)	(0.93)	(0.98)
Year Ended August 31, 2018	14.65	(0.08	)(f)	1.25	1.17	—	(0.75)	(0.75)
Year Ended August 31, 2017	12.73	(0.02)		1.94	1.92	—	—	—
Year Ended August 31, 2016	13.60	0.01		(0.54)	(0.53)	—	(0.34)	(0.34)
December 31, 2014(g) through August 31, 2015	13.60	(0.01)		0.01	—	—	—	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the current expense limitation which became effective on December 26, 2018.
(f)	Calculated using average shares.
(g)	Commencement of operations.

Amounts designated as “—” are 0 or have been rounded to 0.

			Ratios/Supplemental Data:(b)
					Ratio of Net
	Total Return		Ratio of Net		Investment	Ratio of Gross
Net Asset	(Excludes	Net Assets	Expenses to		Income (Loss)	Expenses to
Value, End	Sales	End of Period	Average Net		to Average	Average Net	Portfolio
of Period	Charge)(a)	(000s)	Assets		Net Assets	Assets(c)	Turnover(d)

$12.49	(2.11)%	$1,463	1.25%		1.15%	1.98%	63%
12.83	(9.28)%	3,118	1.37	%(e)	0.97%	1.89%	183%
15.43	9.08%	2,097	1.64%		0.25%	1.85%	157%
14.90	15.99%	3,009	1.60%		(0.10)%	1.81%	227%
12.86	(3.33)%	2,451	1.45%		0.22%	1.66%	266%
13.66	1.35%	1,292	1.77%		(0.31)%	2.49%	249%

12.63	(2.03)%	28,894	1.00%		1.41%	1.73%	63%
12.98	(9.10)%	34,492	1.13	%(e)	1.22%	1.64%	183%
15.61	9.45%	45,659	1.35%		0.55%	1.60%	157%
15.05	16.27%	38,266	1.31%		0.18%	1.56%	227%
12.99	(3.03)%	33,056	1.16%		0.45%	1.41%	266%
13.78	1.55%	23,034	1.52%		(0.03)%	2.31%	249%

12.53	(2.17)%	1,591	1.25%		1.16%	1.83%	63%
12.88	(9.24)%	1,898	1.37	%(e)	0.98%	1.74%	183%
15.48	9.09%	2,032	1.63%		0.26%	1.70%	157%
14.95	15.96%	2,321	1.56%		(0.06)%	1.66%	227%
12.90	(3.29)%	2,275	1.41%		0.17%	1.51%	266%
13.70	1.34%	3,400	1.77%		(0.31)%	2.33%	249%

12.17	(2.55)%	279	2.00%		0.42%	2.73%	63%
12.51	(9.95)%	343	2.15	%(e)	0.19%	2.64%	183%
15.07	8.22%	598	2.41%		(0.52)%	2.60%	157%
14.65	15.08%	573	2.34%		(0.84)%	2.56%	227%
12.73	(3.99)%	442	2.18%		(0.55)%	2.41%	266%
13.60	—%	186	2.52%		(0.85)%	3.42%	249%

Financial Highlights

For a share of capital stock outstanding throughout the periods indicated.

		Change in Net Assets Resulting From
		Operations:				Less Dividends From:
							Distributions
	Net Asset	Net		Net Realized		Dividends	from Net
	Value,	Investment		and Unrealized	Total from	from Net	Realized
	Beginning	Income		Gains (Losses)	Investment	Investment	Gains from	Return of
	of Period	(Loss)		on Investments	Activities	Income	Investments	Capital
World Energy Fund
Investor Shares
Six Months Ended February 29, 2020 (unaudited)	$6.71	$0.07		$(0.41)	$(0.34)	$(0.08)	$—	$—
Year Ended August 31, 2019	9.49	0.15		(2.82)	(2.67)	(0.11)	—	—
Year Ended August 31, 2018	8.06	0.06	(f)	1.41	1.47	(0.04)	—	—
Year Ended August 31, 2017	8.63	0.08		(0.58)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.58	0.10		0.04	0.14	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.07		(2.98)	(2.91)	(0.06)	(0.06)	—
Institutional Shares
Six Months Ended February 29, 2020 (unaudited)	6.72	0.08		(0.40)	(0.32)	(0.10)	—	—
Year Ended August 31, 2019	9.51	0.17		(2.83)	(2.66)	(0.13)	—	—
Year Ended August 31, 2018	8.07	0.09	(f)	1.42	1.51	(0.07)	—	—
Year Ended August 31, 2017	8.65	0.11		(0.59)	(0.48)	(0.08)	—	(0.02)
Year Ended August 31, 2016	8.59	0.12		0.05	0.17	(0.11)	—	—
Year Ended August 31, 2015	11.62	0.10		(2.98)	(2.88)	(0.08)	(0.07)	—
A Shares
Six Months Ended February 29, 2020 (unaudited)	6.70	0.07		(0.41)	(0.34)	(0.08)	—	—
Year Ended August 31, 2019	9.49	0.15		(2.83)	(2.68)	(0.11)	—	—
Year Ended August 31, 2018	8.06	0.07	(f)	1.41	1.48	(0.05)	—	—
Year Ended August 31, 2017	8.63	0.09		(0.59)	(0.50)	(0.06)	—	(0.01)
Year Ended August 31, 2016	8.59	0.10		0.03	0.13	(0.09)	—	—
Year Ended August 31, 2015	11.61	0.08		(2.98)	(2.90)	(0.06)	(0.06)	—
C Shares
Six Months Ended February 29, 2020 (unaudited)	6.64	0.04		(0.41)	(0.37)	(0.05)	—	—
Year Ended August 31, 2019	9.39	0.09		(2.79)	(2.70)	(0.05)	—	—
Year Ended August 31, 2018	8.00	—	(f)	1.40	1.40	(0.01)	—	—
Year Ended August 31, 2017	8.57	0.02		(0.58)	(0.56)	(0.01)	—	—
Year Ended August 31, 2016	8.53	0.05		0.03	0.08	(0.04)	—	—
Year Ended August 31, 2015	11.58	0.04		(3.00)	(2.96)	(0.03)	(0.06)	—

(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year, except for Portfolio Turnover.
(c)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated.
(d)	Portfolio turnover is calculated on the basis of the Fund, as a whole, without distinguishing between the classes of shares issued.
(e)	The net expense ratio shown for the period reflects the current expense limitation which became effective on December 26, 2018.
(f)	Calculated using average shares.

Amounts designated as “—” are 0 or have been rounded to 0.

				Ratios/Supplemental Data:(b)
						Ratio of Net
		Total Return		Ratio of Net		Investment	Ratio of Gross
Total	Net Asset	(Excludes	Net Assets	Expenses to		Income (Loss)	Expenses to
Dividends and	Value, End	Sales	End of Period	Average Net		to Average	Average Net	Portfolio
Distributions	of Period	Charge)(a)	(000s)	Assets		Net Assets	Assets(c)	Turnover(d)

$(0.08)	$6.29	(5.16)%	$2,486	1.15%		1.89%	2.00%	85%
(0.11)	6.71	(28.27)%	3,079	1.25	%(e)	1.56%	1.68%	145%
(0.04)	9.49	18.27%	7,964	1.39%		0.66%	1.56%	130%
(0.07)	8.06	(5.87)%	9,316	1.33%		0.90%	1.53%	103%
(0.09)	8.63	1.66%	10,177	1.29%		1.22%	1.55%	150%
(0.12)	8.58	(25.17)%	6,419	1.28%		0.85%	1.71%	167%

(0.10)	6.30	(4.99)%	7,562	0.90%		2.08%	1.75%	85%
(0.13)	6.72	(28.12)%	11,163	0.97	%(e)	1.88%	1.43%	145%
(0.07)	9.51	18.71%	37,696	1.12%		0.97%	1.31%	130%
(0.10)	8.07	(5.69)%	25,809	1.01%		1.24%	1.28%	103%
(0.11)	8.65	2.09%	26,214	0.96%		1.48%	1.30%	150%
(0.15)	8.59	(24.96)%	28,873	1.00%		1.15%	1.46%	167%

(0.08)	6.28	(5.18)%	1,991	1.15%		1.89%	1.85%	85%
(0.11)	6.70	(28.35)%	2,485	1.21	%(e)	1.67%	1.53%	145%
(0.05)	9.49	18.37%	6,302	1.34%		0.72%	1.41%	130%
(0.07)	8.06	(5.84)%	6,836	1.26%		0.96%	1.38%	103%
(0.09)	8.63	1.59%	8,644	1.22%		1.26%	1.40%	150%
(0.12)	8.59	(25.07)%	11,901	1.26%		0.88%	1.56%	167%

(0.05)	6.22	(5.60)%	2,819	1.90%		1.14%	2.75%	85%
(0.05)	6.64	(28.82)%	3,688	1.95	%(e)	0.97%	2.43%	145%
(0.01)	9.39	17.51%	6,115	2.11%		(0.05)%	2.31%	130%
(0.01)	8.00	(6.59)%	6,131	2.01%		0.23%	2.28%	103%
(0.04)	8.57	0.99%	7,726	1.97%		0.52%	2.30%	150%
(0.09)	8.53	(25.68)%	7,217	2.04%		0.09%	2.46%	167%

Additional Fund Information

February 29, 2020 (Unaudited)

U.S. Treasury Fund:

Percentage of
Security Allocation	Net Assets
U.S. Treasury Obligations	30.9%
Repurchase Agreements	50.7%
Investment Companies	11.5%
Other assets in excess of liabilities	6.9%
Total	100.0%

Government Securities Money Market Fund:

Percentage of
Security Allocation	Net Assets
U.S. Government Agency Securities	28.5%
U.S. Treasury Obligations	16.5%
Repurchase Agreements	41.6%
Investment Companies	13.4%
Other assets in excess of liabilities	0.0%
Total	100.0%

Limited Duration Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	5.8%
Mortgage Backed Securities	42.4%
Corporate Bonds	10.3%
Taxable Municipal Bonds	1.0%
U.S. Government Agency Securities	3.5%
U.S. Treasury Obligations	23.6%
Investment in Affiliates	8.3%
Other assets in excess of liabilities	5.1%
Total	100.0%

Moderate Duration Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	7.4%
Mortgage Backed Securities	34.9%
Corporate Bonds	19.1%
Taxable Municipal Bonds	10.1%
U.S. Government Agency Securities	1.0%
U.S. Treasury Obligations	13.5%
Investment Companies	1.0%
Investment in Affiliates	3.2%
Other assets in excess of liabilities	9.8%
Total	100.0%

Bond Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	5.4%
Mortgage Backed Securities	34.4%
Corporate Bonds	21.1%
Taxable Municipal Bonds	9.2%
U.S. Government Agency Securities	1.0%
U.S. Treasury Obligations	21.7%
Investment Companies	1.0%
Investment in Affiliates	4.6%
Other assets in excess of liabilities	1.6%
Total	100.0%

Strategic Enhanced Yield Fund:

Percentage of
Security Allocation	Net Assets
Asset Backed Securities	4.5%
Mortgage Backed Securities	40.4%
Corporate Bonds	3.4%
U.S. Government Agency Securities	14.7%
U.S. Treasury Obligations	28.6%
Investment in Affiliates	7.9%
Other assets in excess of liabilities	0.5%
Total	100.0%

Ultra Short Tax-Free Income Fund:

Percentage of
Security Allocation	Net Assets
Municipal Bonds	104.6%
Investment in Affiliates	0.4%
Liabilities in excess of other assets	(5.0)%
Total	100.0%

Active Core Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	45.8%
Asset Backed Securities	2.9%
Mortgage Backed Securities	16.2%
Corporate Bonds	8.4%
Taxable Municipal Bonds	4.6%
U.S. Government Agency Securities	1.6%
U.S. Treasury Obligations	12.0%
Investment Companies	4.9%
Investment in Affiliates	3.9%
Liabilities in excess of other assets	(0.3)%
Total	100.0%

Mid Cap Core Equity Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	94.6%
Investment in Affiliates	4.5%
Other assets in excess of liabilities	0.9%
Total	100.0%

Opportunistic Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	54.4%
Convertible Preferred Stocks	7.0%
Mortgage Backed Securities	2.9%
Corporate Bonds	16.6%
U.S. Treasury Obligations	6.7%
Investment Companies	4.6%
Investment in Affiliates	13.1%
Liabilities in excess of other assets	(5.3)%
Total	100.0%

World Energy Fund:

Percentage of
Security Allocation	Net Assets
Common Stocks	82.3%
Corporate Bonds	10.5%
Investment Companies	2.7%
Investment in Affiliates	3.9%
Other assets in excess of liabilities	0.6%
Total	100.0%

Additional Fund Information	Continued
February 29, 2020 (Unaudited)

As a shareholder of the Cavanal Hill Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, reinvested dividends, or other distributions; and exchange fees; (2) ongoing costs, including management fees; distribution fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Cavanal Hill Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2019 through February 29, 2020.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expense Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/19	2/29/20	9/1/19 - 2/29/20	9/1/19 - 2/29/20
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,005.20	$3.39	0.68%
Service Shares	1,000.00	1,006.70	1.90	0.38%
Institutional Shares	1,000.00	1,007.30	1.30	0.26%
Select Shares	1,000.00	1,007.70	0.90	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,005.80	2.79	0.56%
Institutional Shares	1,000.00	1,007.30	1.35	0.27%
Select Shares	1,000.00	1,007.70	0.95	0.19%
Premier Shares	1,000.00	1,007.50	1.20	0.24%
Limited Duration Fund
Investor Shares	1,000.00	1,023.10	3.52	0.70%
Institutional Shares	1,000.00	1,023.30	2.26	0.45%
A Shares	1,000.00	1,023.10	3.52	0.70%
Moderate Duration Fund
Investor Shares	1,000.00	1,022.50	3.72	0.74%
Institutional Shares	1,000.00	1,022.80	2.46	0.49%
A Shares	1,000.00	1,021.50	3.72	0.74%
Bond Fund
Investor Shares	1,000.00	1,029.10	3.68	0.73%
Institutional Shares	1,000.00	1,029.40	2.42	0.48%
A Shares	1,000.00	1,028.00	3.68	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,021.60	5.08	1.01%
Institutional Shares	1,000.00	1,023.00	3.82	0.76%
A Shares	1,000.00	1,020.80	5.07	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,004.10	2.99	0.60%
Institutional Shares	1,000.00	1,005.30	1.75	0.35%
A Shares	1,000.00	1,004.10	2.99	0.60%
Active Core Fund
Investor Shares	1,000.00	1,008.70	5.44	1.09%
Institutional Shares	1,000.00	1,009.20	4.20	0.84%
A Shares	1,000.00	1,008.70	5.69	1.14%
C Shares	1,000.00	1,004.20	9.17	1.84%
Mid Cap Core Equity Fund
Investor Shares	1,000.00	954.70	5.15	1.06%
Institutional Shares	1,000.00	955.20	3.94	0.81%
A Shares	1,000.00	953.10	5.15	1.06%
C Shares	1,000.00	949.80	8.80	1.81%
Opportunistic Fund
Investor Shares	1,000.00	978.90	6.15	1.25%
Institutional Shares	1,000.00	979.70	4.92	1.00%
A Shares	1,000.00	978.30	6.15	1.25%
C Shares	1,000.00	974.50	9.82	2.00%
World Energy Fund
Investor Shares	1,000.00	948.40	5.57	1.15%
Institutional Shares	1,000.00	950.10	4.36	0.90%
A Shares	1,000.00	948.20	5.57	1.15%
C Shares	1,000.00	944.00	9.18	1.90%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

Additional Fund Information	Concluded
February 29, 2020 (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each of the Cavanal Hill Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expense Ratio
	Account Value	Value	During Period	During Period*
	9/1/19	2/29/20	9/1/19 - 2/29/20	9/1/19 - 2/29/20
U.S. Treasury Fund
Administrative Shares	$1,000.00	$1,021.48	$3.42	0.68%
Service Shares	1,000.00	1,022.97	1.91	0.38%
Institutional Shares	1,000.00	1,023.57	1.31	0.26%
Select Shares	1,000.00	1,023.97	0.91	0.18%
Government Securities Money Market Fund
Administrative Shares	1,000.00	1,022.08	2.82	0.56%
Institutional Shares	1,000.00	1,023.52	1.36	0.27%
Select Shares	1,000.00	1,023.92	0.96	0.19%
Premier Shares	1,000.00	1,023.67	1.21	0.24%
Limited Duration Fund
Investor Shares	1,000.00	1,021.38	3.52	0.70%
Institutional Shares	1,000.00	1,022.63	2.26	0.45%
A Shares	1,000.00	1,021.38	3.52	0.70%
Moderate Duration Fund
Investor Shares	1,000.00	1,021.18	3.72	0.74%
Institutional Shares	1,000.00	1,022.43	2.46	0.49%
A Shares	1,000.00	1,021.18	3.72	0.74%
Bond Fund
Investor Shares	1,000.00	1,021.23	3.67	0.73%
Institutional Shares	1,000.00	1,022.48	2.41	0.48%
A Shares	1,000.00	1,021.23	3.67	0.73%
Strategic Enhanced Yield Fund
Investor Shares	1,000.00	1,019.84	5.07	1.01%
Institutional Shares	1,000.00	1,021.08	3.82	0.76%
A Shares	1,000.00	1,019.84	5.07	1.01%
Ultra Short Tax-Free Income Fund
Investor Shares	1,000.00	1,021.88	3.02	0.60%
Institutional Shares	1,000.00	1,023.12	1.76	0.35%
A Shares	1,000.00	1,021.88	3.02	0.60%
Active Core Fund
Investor Shares	1,000.00	1,019.44	5.47	1.09%
Institutional Shares	1,000.00	1,020.69	4.22	0.84%
A Shares	1,000.00	1,019.19	5.72	1.14%
C Shares	1,000.00	1,015.71	9.22	1.84%
Mid Cap Core Equity Fund
Investor Shares	1,000.00	1,019.59	5.32	1.06%
Institutional Shares	1,000.00	1,020.84	4.07	0.81%
A Shares	1,000.00	1,019.59	5.32	1.06%
C Shares	1,000.00	1,024.86	9.10	1.81%
Opportunistic Fund
Investor Shares	1,000.00	1,018.65	6.27	1.25%
Institutional Shares	1,000.00	1,019.89	5.02	1.00%
A Shares	1,000.00	1,018.65	6.27	1.25%
C Shares	1,000.00	1,014.92	10.02	2.00%
World Energy Fund
Investor Shares	1,000.00	1,019.14	5.77	1.15%
Institutional Shares	1,000.00	1,020.39	4.52	0.90%
A Shares	1,000.00	1,019.14	5.77	1.15%
C Shares	1,000.00	1,015.42	9.52	1.90%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period multiplied by 182/366 (to reflect the one-half year period).

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SemiAnn-02/20

Item 2. Code of Ethics.

Not applicable - only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable - only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable - only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as part of the report to stockholders under Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nomination Committee will consider and evaluate nominee candidates properly submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable - Only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)           Cavanal Hill Funds

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President (Principal Executive Officer)

Date     April 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James L. Huntzinger
James L. Huntzinger, President (Principal Executive Officer)

Date     April 23, 2020

By (Signature and Title)*	/s/ Joel B. Engle
Joel B. Engle, Treasurer (Principal Financial Officer)

Date     April 23, 2020